UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

John R. Greed

Senior Executive Vice President and

Chief Financial Officer

Mutual of America Life Insurance Company

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.4%)
Amazon.com, Inc.*	34,490	11,120,956
AutoNation, Inc.*	7,133	358,861
AutoZone, Inc.*	2,970	1,513,690
Bed Bath & Beyond, Inc.*	18,421	1,212,654
Best Buy Co., Inc.	26,677	896,080
BorgWarner, Inc.	20,841	1,096,445
Cablevision Systems Corp. Cl A	19,623	343,599
CarMax, Inc.*	19,979	928,025
Carnival Corp.	40,333	1,620,177
CBS Corp. Cl B	44,482	2,379,787
Chipotle Mexican Grill, Inc.*	2,819	1,879,117
Coach, Inc.	25,032	891,390
Comcast Corp. Cl A	235,626	12,671,966
D.R. Horton, Inc.	30,493	625,716
Darden Restaurants, Inc.	11,870	610,830
Delphi Automotive PLC	27,473	1,685,194
DIRECTV*	45,665	3,950,936
Discovery Communications, Inc. Cl A*	13,419	507,238
Discovery Communications, Inc. Cl C*	24,948	930,061
Disney (Walt) Co.	143,110	12,741,083
Dollar General Corp.*	27,641	1,689,142
Dollar Tree, Inc.*	18,741	1,050,808
Expedia, Inc.	9,142	801,022
Family Dollar Stores, Inc.	8,709	672,683
Ford Motor Co.	351,128	5,193,183
Fossil Group, Inc.*	4,261	400,108
GameStop Corp. Cl A	10,424	429,469
Gannett Co., Inc.	20,367	604,289
Gap, Inc.	24,861	1,036,455
Garmin Ltd.	11,182	581,352
General Motors Co.	123,604	3,947,912
Genuine Parts Co.	13,954	1,223,905
Goodyear Tire & Rubber Co.	25,491	575,714
H&R Block, Inc.	25,124	779,095
Harley-Davidson, Inc.	19,732	1,148,402
Harman Int'l. Industries, Inc.	6,199	607,750
Hasbro, Inc.	10,340	568,648
Home Depot, Inc.	122,525	11,240,444
Interpublic Group of Cos., Inc.	38,449	704,386
Johnson Controls, Inc.	60,557	2,664,508
Kohl's Corp.	18,809	1,147,913
L Brands, Inc.	22,411	1,501,089
Leggett & Platt, Inc.	12,541	437,932
Lennar Corp. Cl A	16,448	638,676
Lowe's Cos., Inc.	89,711	4,747,506
Macy's, Inc.	32,349	1,882,065
Marriott International, Inc. Cl A	19,756	1,380,944
Mattel, Inc.	30,861	945,890
McDonald's Corp.	88,492	8,389,927
Michael Kors Hldgs. Ltd.*	18,869	1,347,058
Mohawk Industries, Inc.*	5,688	766,856
Netflix, Inc.*	5,515	2,488,258
Newell Rubbermaid, Inc.	24,857	855,329
News Corp. Cl A*	45,285	740,410
NIKE, Inc. Cl B	64,237	5,729,940
Nordstrom, Inc.	13,039	891,476

O'Reilly Automotive, Inc.*	9,463	1,422,857
Omnicom Group, Inc.	22,972	1,581,852
PetSmart, Inc.	9,037	633,403
Priceline Group Inc.*	4,800	5,561,184
Pulte Homes, Inc.	31,169	550,445
PVH Corp.	7,530	912,260
Ralph Lauren Corp.	5,551	914,416
Ross Stores, Inc.	19,239	1,454,084
Scripps Networks Interactive, Inc. Cl A	9,426	736,076
Staples, Inc.	57,925	700,893
Starbucks Corp.	68,152	5,142,750
Starwood Hotels & Resorts	17,262	1,436,371
Target Corp.	57,692	3,616,135
Tiffany & Co.	10,254	987,563
Time Warner Cable, Inc.	25,350	3,637,472
Time Warner, Inc.	77,619	5,837,725
TJX Cos., Inc.	63,615	3,764,100
Tractor Supply Co.	12,622	776,379
TripAdvisor, Inc.*	10,094	922,793
Twenty-First Century Fox, Inc. Cl A	170,094	5,832,523
Under Armour, Inc. Cl A*	15,228	1,052,255
Urban Outfitters, Inc.*	9,358	343,439
V.F. Corp.	31,387	2,072,484
Viacom, Inc. Cl B	34,493	2,653,891
Whirlpool Corp.	7,061	1,028,435
Wyndham Worldwide Corp.	11,345	921,895
Wynn Resorts Ltd.	7,414	1,387,011
Yum! Brands, Inc.	39,842	2,867,827

		186,522,867

CONSUMER STAPLES (9.3%)
Altria Group, Inc.	180,279	8,282,017
Archer-Daniels-Midland Co.	59,187	3,024,456
Avon Products, Inc.	39,594	498,884
Brown-Forman Corp. Cl B	14,362	1,295,740
Campbell Soup Co.	16,264	694,961
Clorox Co.	11,721	1,125,685
Coca-Cola Co.	359,237	15,325,050
Coca-Cola Enterprises, Inc.	20,353	902,859
Colgate-Palmolive Co.	78,357	5,110,444
ConAgra Foods, Inc.	38,110	1,259,154
Constellation Brands, Inc. Cl A*	15,322	1,335,466
Costco Wholesale Corp.	39,853	4,994,378
CVS Health Corp.	105,565	8,401,918
Dr. Pepper Snapple Group, Inc.	17,795	1,144,396
Estee Lauder Cos., Inc. Cl A	20,380	1,522,794
General Mills, Inc.	55,869	2,818,591
Hershey Co.	13,661	1,303,669
Hormel Foods Corp.	12,281	631,121
J.M. Smucker Co.	9,264	917,043
Kellogg Co.	23,334	1,437,374
Keurig Green Mountain, Inc.	11,051	1,438,067
Kimberly-Clark Corp.	34,085	3,666,523
Kraft Foods Group, Inc.	54,614	3,080,230
Kroger Co.	44,870	2,333,240
Lorillard, Inc.	32,899	1,970,979
McCormick & Co., Inc.	11,835	791,762
Mead Johnson Nutrition Co.	18,475	1,777,665
Molson Coors Brewing Co. Cl B	14,558	1,083,698
Mondelez International, Inc. Cl A	154,212	5,284,074
Monster Beverage Corp.*	13,132	1,203,810
PepsiCo, Inc.	136,876	12,741,787
Philip Morris Int'l., Inc.	142,015	11,844,051
Proctor & Gamble Co.	246,587	20,649,195
Reynolds American, Inc.	28,168	1,661,912
Safeway, Inc.	21,061	722,392

Sysco Corp.	53,509	2,030,667
Tyson Foods, Inc. Cl A	26,763	1,053,659
Wal-Mart Stores, Inc.	142,813	10,920,910
Walgreen Co.	80,481	4,770,109
Whole Foods Market, Inc.	33,272	1,267,996

		152,318,726

ENERGY (9.4%)
Anadarko Petroleum Corp.	46,046	4,670,906
Apache Corp.	34,723	3,259,448
Baker Hughes, Inc.	39,514	2,570,781
Cabot Oil & Gas Corp.	38,010	1,242,547
Cameron International Corp.*	18,546	1,231,083
Chesapeake Energy Corp.	47,168	1,084,392
Chevron Corp.	172,868	20,626,610
Cimarex Energy Co.	7,867	995,412
ConocoPhillips	111,372	8,522,185
CONSOL Energy, Inc.	20,971	793,962
Denbury Resources, Inc.	32,129	482,899
Devon Energy Corp.	35,077	2,391,550
Diamond Offshore Drilling, Inc.	6,184	211,926
Ensco PLC Cl A	21,598	892,213
EOG Resources, Inc.	49,923	4,943,375
EQT Corp.	13,861	1,268,836
Exxon Mobil Corp.	388,235	36,513,497
FMC Technologies, Inc.*	21,293	1,156,423
Halliburton Co.	76,990	4,966,625
Helmerich & Payne, Inc.	9,886	967,543
Hess Corp.	23,855	2,250,004
Kinder Morgan, Inc.	59,733	2,290,163
Marathon Oil Corp.	60,991	2,292,652
Marathon Petroleum Corp.	25,542	2,162,641
Murphy Oil Corp.	15,205	865,317
Nabors Industries Ltd.	26,275	598,019
National Oilwell Varco, Inc.	39,226	2,985,099
Newfield Exploration Co.*	12,443	461,262
Noble Corp. PLC	23,400	519,948
Noble Energy, Inc.	32,632	2,230,724
Occidental Petroleum Corp.	70,640	6,792,036
ONEOK, Inc.	18,950	1,242,173
Phillips 66	50,853	4,134,857
Pioneer Natural Resources Co.	13,076	2,575,580
QEP Resources, Inc.	15,061	463,578
Range Resources Corp.	15,470	1,049,021
Schlumberger Ltd.	118,357	12,035,723
Southwestern Energy Co.*	32,471	1,134,861
Spectra Energy Corp.	60,853	2,389,089
Tesoro Corp.	11,619	708,527
Transocean Ltd.	31,477	1,006,320
Valero Energy Corp.	47,650	2,204,766
Williams Cos., Inc.	61,326	3,394,394

		154,578,967

FINANCIALS (15.9%)
ACE Ltd.	30,623	3,211,434
Affiliated Managers Group, Inc.*	5,075	1,016,827
Aflac, Inc.	41,392	2,411,084
Allstate Corp.	39,523	2,425,527
American Express Co.	81,998	7,178,105
American Int'l. Group, Inc.	129,897	7,017,036
American Tower Corp.	36,343	3,402,795
Ameriprise Financial, Inc.	17,135	2,114,116
Aon PLC	26,759	2,345,962
Apartment Investment & Management Co. Cl A	13,295	423,047
Assurant, Inc.	6,466	415,764
AvalonBay Communities, Inc.	11,902	1,677,825
Bank of America Corp.	960,717	16,380,225

Bank of New York Mellon Corp.	102,978	3,988,338
BB&T Corp.	64,972	2,417,608
Berkshire Hathaway, Inc. Cl B*	165,792	22,902,507
BlackRock, Inc.	11,484	3,770,427
Boston Properties, Inc.	13,979	1,618,209
Capital One Financial Corp.	50,752	4,142,378
CBRE Group, Inc.*	25,268	751,470
Charles Schwab Corp.	104,563	3,073,107
Chubb Corp.	21,940	1,998,295
Cincinnati Financial Corp.	13,445	632,587
Citigroup, Inc.	276,282	14,316,933
CME Group, Inc.	28,919	2,312,219
Comerica, Inc.	16,383	816,856
Crown Castle International Corp.	30,504	2,456,487
Discover Financial Svcs.	42,028	2,706,183
E*Trade Financial Corp.*	26,204	591,948
Equity Residential	32,839	2,022,226
Essex Property Trust, Inc.	5,779	1,032,996
Fifth Third Bancorp	75,643	1,514,373
Franklin Resources, Inc.	36,246	1,979,394
General Growth Pptys., Inc.	57,161	1,346,142
Genworth Hldgs., Inc. Cl A*	45,546	596,653
Goldman Sachs Group, Inc.	37,608	6,903,701
Hartford Financial Svcs. Group, Inc.	40,744	1,517,714
HCP, Inc.	41,920	1,664,643
Health Care REIT, Inc.	29,644	1,848,896
Host Hotels & Resorts, Inc.	69,284	1,477,828
Hudson City Bancorp, Inc.	43,384	421,692
Huntington Bancshares, Inc.	74,523	725,109
Intercontinental Exchange Inc.	10,396	2,027,740
Invesco Ltd.	39,583	1,562,737
Iron Mountain, Inc.	15,655	511,136
JPMorgan Chase & Co.	342,465	20,630,092
KeyCorp	80,024	1,066,720
Kimco Realty Corp.	37,254	816,235
Legg Mason, Inc.	9,351	478,397
Leucadia National Corp.	29,210	696,366
Lincoln National Corp.	23,595	1,264,220
Loews Corp.	27,780	1,157,315
M&T Bank Corp.	11,927	1,470,480
Marsh & McLennan Cos., Inc.	49,780	2,605,485
McGraw-Hill Financial, Inc.	24,689	2,084,986
MetLife, Inc.	101,839	5,470,791
Moody's Corp.	16,934	1,600,263
Morgan Stanley	139,505	4,822,688
Nasdaq OMX Group, Inc.	10,723	454,870
Navient Corp.	38,139	675,442
Northern Trust Corp.	20,196	1,373,934
People's United Financial, Inc.	28,073	406,216
Plum Creek Timber Co., Inc.	16,090	627,671
PNC Financial Svcs. Grp., Inc.	49,000	4,193,420
Principal Financial Grp., Inc.	24,806	1,301,571
Progressive Corp.	49,190	1,243,523
ProLogis, Inc.	45,379	1,710,788
Prudential Financial, Inc.	41,575	3,656,106
Public Storage	13,199	2,188,922
Regions Financial Corp.	125,438	1,259,398
Simon Property Group, Inc.	28,303	4,653,579
State Street Corp.	38,742	2,851,799
SunTrust Banks, Inc.	48,037	1,826,847
T. Rowe Price Group, Inc.	24,073	1,887,323
The Macerich Co.	12,810	817,662
Torchmark Corp.	11,858	621,004
Travelers Cos., Inc.	30,851	2,898,143
U.S. Bancorp	162,630	6,802,813

Unum Group	23,168	796,516
Ventas, Inc.	26,885	1,665,526
Vornado Realty Trust	15,915	1,590,863
Wells Fargo & Co.	432,467	22,432,063
Weyerhaeuser Co.	48,273	1,537,978
XL Group PLC	24,213	803,145
Zions Bancorporation	18,217	529,386

		260,638,825

HEALTH CARE (13.5%)
Abbott Laboratories	136,281	5,667,927
AbbVie, Inc.	144,854	8,366,767
Actavis PLC*	24,147	5,826,188
Aetna, Inc.	32,466	2,629,746
Agilent Technologies, Inc.	30,430	1,733,901
Alexion Pharmaceuticals, Inc.*	17,917	2,970,997
Allergan, Inc.	27,283	4,861,558
AmerisourceBergen Corp.	19,347	1,495,523
Amgen, Inc.	68,557	9,629,516
Bard (C.R.), Inc.	6,818	972,997
Baxter International, Inc.	49,707	3,567,471
Becton, Dickinson & Co.	17,615	2,004,763
Biogen Idec, Inc.*	21,363	7,067,094
Boston Scientific Corp.*	121,048	1,429,577
Bristol-Myers Squibb Co.	149,794	7,666,457
Cardinal Health, Inc.	30,472	2,282,962
CareFusion Corp.*	18,491	836,718
Celgene Corp.*	72,057	6,829,562
Cerner Corp.*	27,595	1,643,834
CIGNA Corp.	24,056	2,181,639
Covidien PLC	41,113	3,556,686
DaVita HealthCare Partners, Inc.*	15,607	1,141,496
DENTSPLY International, Inc.	12,927	589,471
Edwards Lifesciences Corp.*	9,583	978,903
Express Scripts Hldg. Co.*	68,072	4,807,925
Gilead Sciences, Inc.*	137,924	14,682,010
Hospira, Inc.*	15,253	793,614
Humana, Inc.	14,015	1,826,014
Intuitive Surgical, Inc.*	3,262	1,506,457
Johnson & Johnson	256,744	27,366,343
Laboratory Corp. of America Hldgs.*	7,722	785,714
Lilly (Eli) & Co.	89,139	5,780,664
Mallinckrodt PLC*	10,161	916,014
McKesson Corp.	21,088	4,105,201
Medtronic, Inc.	88,818	5,502,275
Merck & Co., Inc.	261,471	15,500,001
Mylan, Inc.*	34,404	1,565,038
Patterson Cos., Inc.	7,851	325,267
PerkinElmer, Inc.	10,241	446,508
Perrigo Co. PLC	12,208	1,833,520
Pfizer, Inc.	577,240	17,068,987
Quest Diagnostics, Inc.	13,111	795,575
Regeneron Pharmaceuticals, Inc.*	6,728	2,425,579
St. Jude Medical, Inc.	26,208	1,575,887
Stryker Corp.	27,378	2,210,774
Tenet Healthcare Corp.*	8,869	526,730
Thermo Fisher Scientific, Inc.	36,496	4,441,563
UnitedHealth Group, Inc.	88,221	7,609,061
Universal Health Svcs., Inc. Cl B	8,323	869,754
Varian Medical Systems, Inc.*	9,411	754,009
Vertex Pharmaceuticals, Inc.*	21,151	2,375,469
Waters Corp.*	7,655	758,764

WellPoint, Inc.	25,049	2,996,361
Zimmer Hldgs., Inc.	15,446	1,553,095
Zoetis, Inc.	45,186	1,669,623

		221,305,549

INDUSTRIALS (10.0%)
3M Co.	58,919	8,347,644
Allegion PLC	8,858	421,995
AMETEK, Inc.	22,262	1,117,775
Boeing Co.	60,836	7,749,290
Caterpillar, Inc.	57,156	5,660,159
Cintas Corp.	8,807	621,686
CSX Corp.	90,728	2,908,740
Cummins, Inc.	15,625	2,062,188
Danaher Corp.	55,324	4,203,518
Deere & Co.	32,800	2,689,272
Delta Air Lines, Inc.	77,488	2,801,191
Dover Corp.	15,118	1,214,429
Dun & Bradstreet Corp.	3,314	389,296
Eaton Corp. PLC	43,284	2,742,907
Emerson Electric Co.	63,393	3,967,134
Equifax, Inc.	11,173	835,070
Expeditors Int'l. of Wash.	17,666	716,886
Fastenal Co.	24,845	1,115,541
FedEx Corp.	24,076	3,887,070
Flowserve Corp.	12,477	879,878
Fluor Corp.	14,331	957,167
General Dynamics Corp.	28,910	3,674,172
General Electric Co.	910,932	23,338,078
Grainger (W.W.), Inc.	5,535	1,392,883
Honeywell International, Inc.	71,239	6,633,776
Illinois Tool Works, Inc.	33,279	2,809,413
Ingersoll-Rand PLC	24,523	1,382,116
Jacobs Engineering Group, Inc.*	12,186	594,921
Joy Global, Inc.	9,137	498,332
Kansas City Southern	10,031	1,215,757
L-3 Communications Hldgs., Inc.	7,921	941,965
Lockheed Martin Corp.	24,478	4,474,089
Masco Corp.	33,037	790,245
Nielsen N.V.	27,421	1,215,573
Norfolk Southern Corp.	28,113	3,137,411
Northrop Grumman Corp.	18,804	2,477,615
PACCAR, Inc.	32,384	1,841,840
Pall Corp.	9,742	815,405
Parker Hannifin Corp.	13,628	1,555,636
Pentair PLC	17,579	1,151,249
Pitney Bowes, Inc.	18,398	459,766
Precision Castparts Corp.	13,098	3,102,654
Quanta Services, Inc.*	19,689	714,514
Raytheon Co.	28,142	2,859,790
Republic Services, Inc.	23,038	898,943
Robert Half Int'l., Inc.	12,540	614,460
Robinson (C.H.) Worldwide, Inc.	13,394	888,290
Rockwell Automation, Inc.	12,578	1,382,071
Rockwell Collins, Inc.	11,909	934,857
Roper Industries, Inc.	9,078	1,328,021
Ryder System, Inc.	4,839	435,365
Snap-on, Inc.	5,320	644,146
Southwest Airlines Co.	62,837	2,122,005
Stanley Black & Decker, Inc.	14,141	1,255,579
Stericycle, Inc.*	7,703	897,862
Textron, Inc.	25,379	913,390
The ADT Corp.	16,072	569,913
Tyco International Ltd.	40,597	1,809,408
Union Pacific Corp.	81,725	8,860,625

United Parcel Service, Inc. Cl B	63,994	6,289,970
United Rentals, Inc.*	8,743	971,347
United Technologies Corp.	77,655	8,200,368
Waste Management, Inc.	39,496	1,877,245
Xylem, Inc.	16,691	592,364

		163,852,265

INFORMATION TECHNOLOGY (19.1%)
Accenture Ltd. Cl A	57,864	4,705,500
Adobe Systems, Inc.*	43,707	3,024,087
Akamai Technologies, Inc.*	16,475	985,205
Alliance Data Systems Corp.*	5,112	1,269,156
Altera Corp.	28,030	1,002,913
Amphenol Corp. Cl A	14,338	1,431,793
Analog Devices, Inc.	28,672	1,418,977
Apple, Inc.	545,105	54,919,324
Applied Materials, Inc.	110,947	2,397,565
Autodesk, Inc.*	20,983	1,156,163
Automatic Data Processing, Inc.	44,020	3,657,182
Avago Technologies Ltd.	22,917	1,993,779
Broadcom Corp. Cl A	49,378	1,995,859
CA, Inc.	29,488	823,895
Cisco Systems, Inc.	465,079	11,706,038
Citrix Systems, Inc.*	15,159	1,081,443
Cognizant Technology Solutions*	55,706	2,493,958
Computer Sciences Corp.	13,303	813,478
Corning, Inc.	118,065	2,283,377
eBay, Inc.*	103,112	5,839,233
Electronic Arts, Inc.*	28,557	1,016,915
EMC Corp.	185,585	5,430,217
F5 Networks, Inc.*	6,864	815,031
Facebook, Inc. Cl A*	177,893	14,060,663
Fidelity Nat'l. Information Svcs., Inc.	25,907	1,458,564
First Solar, Inc.*	6,843	450,338
Fiserv, Inc.*	22,646	1,463,724
FLIR Systems, Inc.	12,995	407,263
Google, Inc. Cl A*	25,703	15,123,902
Google, Inc. Cl C*	25,698	14,836,997
Harris Corp.	9,593	636,975
Hewlett-Packard Co.	169,781	6,022,132
Int'l. Business Machines Corp.	84,584	16,056,581
Intel Corp.	450,714	15,693,861
Intuit, Inc.	25,809	2,262,159
Jabil Circuit, Inc.	18,304	369,192
Juniper Networks, Inc.	36,636	811,487
KLA-Tencor Corp.	15,094	1,189,105
Lam Research Corp.	14,798	1,105,411
Linear Technology Corp.	21,816	968,412
MasterCard, Inc. Cl A	89,643	6,626,411
Microchip Technology, Inc.	18,291	863,884
Micron Technology, Inc.*	99,225	3,399,449
Microsoft Corp.	749,144	34,730,315
Motorola Solutions, Inc.	20,098	1,271,801
NetApp, Inc.	29,227	1,255,592
NVIDIA Corp.	47,190	870,656
Oracle Corp.	296,052	11,332,871
Paychex, Inc.	29,844	1,319,105
QUALCOMM, Inc.	152,888	11,431,436
Red Hat, Inc.*	17,215	966,622
Salesforce.com, inc.*	51,563	2,966,419
SanDisk Corp.	20,687	2,026,292
Seagate Technology PLC	30,216	1,730,470
Symantec Corp.	63,202	1,485,879
TE Connectivity Ltd.	37,609	2,079,402
Teradata Corp.*	14,258	597,695
Texas Instruments, Inc.	96,714	4,612,291
Total System Services, Inc.	15,101	467,527
VeriSign, Inc.*	10,370	571,594
Visa, Inc. Cl A	44,912	9,582,873
Western Digital Corp.	20,225	1,968,297
Western Union Co.	48,665	780,587

Xerox Corp.	98,201	1,299,199
Xilinx, Inc.	24,540	1,039,269
Yahoo!, Inc.*	83,281	3,393,701

		313,847,491

MATERIALS (3.4%)
Air Products & Chemicals, Inc.	17,350	2,258,623
Airgas, Inc.	6,065	671,092
Alcoa, Inc.	106,850	1,719,217
Allegheny Technologies, Inc.	9,739	361,317
Avery Dennison Corp.	8,578	383,008
Ball Corp.	12,551	794,102
Bemis Co., Inc.	9,071	344,879
CF Industries Hldgs., Inc.	4,494	1,254,815
Dow Chemical Co.	101,609	5,328,376
Du Pont (E.I.) de Nemours & Co.	82,735	5,937,064
Eastman Chemical Co.	13,568	1,097,516
Ecolab, Inc.	24,489	2,812,072
FMC Corp.	12,194	697,375
Freeport-McMoRan Copper & Gold, Inc.	95,312	3,111,937
Int'l. Flavors & Fragrances, Inc.	7,391	708,649
International Paper Co.	38,937	1,858,852
LyondellBasell Inds. N.V. Cl A	38,557	4,189,604
Martin Marietta Materials, Inc.	5,625	725,288
MeadWestvaco Corp.	15,341	628,061
Monsanto Co.	47,793	5,377,190
Newmont Mining Corp.	45,880	1,057,534
Nucor Corp.	29,130	1,581,176
Owens-Illinois, Inc.*	14,975	390,099
PPG Industries, Inc.	12,506	2,460,430
Praxair, Inc.	26,631	3,435,399
Sealed Air Corp.	19,331	674,265
Sherwin-Williams Co.	7,552	1,653,812
Sigma-Aldrich Corp.	10,904	1,483,053
The Mosaic Co.	29,137	1,293,974
Vulcan Materials Co.	11,964	720,592

		55,009,371

TELECOMMUNICATION SERVICES (2.4%)
AT&T, Inc.	471,644	16,620,734
CenturyLink, Inc.	51,851	2,120,187
Frontier Communications Corp.	90,325	588,016
Verizon Communications, Inc.	376,016	18,797,040
Windstream Hldgs., Inc.	55,035	593,277

		38,719,254

UTILITIES (2.9%)
AES Corp.	60,149	852,913
AGL Resources, Inc.	10,853	557,193
Ameren Corp.	21,936	840,807
American Electric Power Co., Inc.	44,334	2,314,678
CenterPoint Energy, Inc.	39,397	964,045
CMS Energy Corp.	24,960	740,314
Consolidated Edison, Inc.	26,592	1,506,703
Dominion Resources, Inc.	53,040	3,664,534
DTE Energy Co.	16,071	1,222,682
Duke Energy Corp.	64,006	4,785,729
Edison International	29,654	1,658,252
Entergy Corp.	16,259	1,257,308
Exelon Corp.	77,734	2,649,952
FirstEnergy Corp.	38,057	1,277,573
Integrys Energy Group, Inc.	7,271	471,306
NextEra Energy, Inc.	39,638	3,721,215
NiSource, Inc.	28,187	1,155,103
Northeast Utilities	28,752	1,273,714
NRG Energy, Inc.	30,461	928,451
Pepco Hldgs., Inc.	22,848	611,412
PG&E Corp.	43,033	1,938,206

Pinnacle West Capital Corp.	10,047	548,968
PPL Corp.	60,158	1,975,589
Public Svc. Enterprise Group, Inc.	45,859	1,707,789
SCANA Corp.	12,882	639,076
Sempra Energy	21,021	2,215,193
Southern Co.	81,314	3,549,356
TECO Energy, Inc.	21,284	369,916
Wisconsin Energy Corp.	20,486	880,898
Xcel Energy, Inc.	45,936	1,396,454

		47,675,329

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $977,710,273) 97.3%		1,594,468,644

	Rating**		Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1	+	0.02	10/09/14	5,000,000	4,999,978

COMMERCIAL PAPER (2.3%)
Abbott Laboratories†	A-1	+	0.10	12/23/14	3,000,000	2,999,308
Apple, Inc.†	A-1	+	0.09	10/29/14	1,400,000	1,399,902
Baker Hughes, Inc.†	A-1		0.04	10/07/14	3,100,000	3,099,979
Honeywell International†	A-1		0.09	11/12/14	1,400,000	1,399,853
Int'l. Business Machines Corp.†	A-1		0.10	12/09/14	1,500,000	1,499,712
Medtronic, Inc.†	A-1	+	0.06	12/09/14	2,000,000	1,999,770
Microsoft Corp.†	A-1	+	0.08	10/01/14	1,275,000	1,275,000
Nestle Capital Corp.†	A-1	+	0.09	10/01/14	3,400,000	3,400,000
Piedmont Natural Gas Co.†	A-1		0.12	10/07/14	3,500,000	3,499,930
Precision Castparts Corp.†	A-1		0.10	10/20/14	1,800,000	1,799,905
Toyota Motor Credit Corp.	A-1	+	0.10	10/09/14	6,000,000	5,999,867
Toyota Motor Credit Corp.	A-1	+	0.13	11/12/14	5,000,000	4,999,242
Toyota Motor Credit Corp.	A-1	+	0.13	11/18/14	5,000,000	4,999,133

						38,371,601

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $43,371,579) 2.6%						43,371,579

TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 0.0% (3)						750,000

TOTAL INVESTMENTS (Cost: $1,021,831,852) 99.9%						1,638,590,223

OTHER NET ASSETS 0.1%						2,013,084

NET ASSETS 100.0%						$1,640,603,307

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.6%)
Amazon.com, Inc.*	3,876	1,249,777
AutoNation, Inc.*	801	40,298
AutoZone, Inc.*	334	170,226
Bed Bath & Beyond, Inc.*	2,071	136,334
Best Buy Co., Inc.	2,998	100,703
BorgWarner, Inc.	2,342	123,213
Cablevision Systems Corp. Cl A	2,206	38,627
CarMax, Inc.*	2,246	104,327
Carnival Corp.	4,533	182,091
CBS Corp. Cl B	4,999	267,447
Chipotle Mexican Grill, Inc.*	317	211,309
Coach, Inc.	2,813	100,171
Comcast Corp. Cl A	26,484	1,424,310
D.R. Horton, Inc.	3,427	70,322
Darden Restaurants, Inc.	1,335	68,699
Delphi Automotive PLC	3,088	189,418
DIRECTV*	5,132	444,021
Discovery Communications, Inc. Cl A*	1,509	57,040
Discovery Communications, Inc. Cl C*	2,804	104,533
Disney (Walt) Co.	16,086	1,432,137
Dollar General Corp.*	3,106	189,808
Dollar Tree, Inc.*	2,107	118,139
Expedia, Inc.	1,028	90,073
Family Dollar Stores, Inc.	978	75,541
Ford Motor Co.	39,466	583,702
Fossil Group, Inc.*	479	44,978
GameStop Corp. Cl A	1,172	48,286
Gannett Co., Inc.	2,290	67,944
Gap, Inc.	2,794	116,482
Garmin Ltd.	1,256	65,299
General Motors Co.	13,892	443,710
Genuine Parts Co.	1,569	137,617
Goodyear Tire & Rubber Co.	2,865	64,706
H&R Block, Inc.	2,823	87,541
Harley-Davidson, Inc.	2,218	129,088
Harman Int’l. Industries, Inc.	696	68,236
Hasbro, Inc.	1,163	63,959
Home Depot, Inc.	13,771	1,263,352
Interpublic Group of Cos., Inc.	4,322	79,179
Johnson Controls, Inc.	6,806	299,464
Kohl’s Corp.	2,114	129,017
L Brands, Inc.	2,518	168,656
Leggett & Platt, Inc.	1,410	49,237
Lennar Corp. Cl A	1,848	71,758
Lowe’s Cos., Inc.	10,084	533,645
Macy’s, Inc.	3,636	211,542
Marriott International, Inc. Cl A	2,221	155,248
Mattel, Inc.	3,469	106,325
McDonald’s Corp.	9,947	943,075
Michael Kors Hldgs. Ltd.*	2,120	151,347
Mohawk Industries, Inc.*	639	86,150
Netflix, Inc.*	619	279,280
Newell Rubbermaid, Inc.	2,794	96,142
News Corp. Cl A*	5,090	83,222
NIKE, Inc. Cl B	7,220	644,024
Nordstrom, Inc.	1,465	100,162

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

O’Reilly Automotive, Inc.*	1,064	159,983
Omnicom Group, Inc.	2,582	177,797
PetSmart, Inc.	1,015	71,141
Priceline Group Inc.*	539	624,475
Pulte Homes, Inc.	3,503	61,863
PVH Corp.	846	102,493
Ralph Lauren Corp.	623	102,627
Ross Stores, Inc.	2,163	163,480
Scripps Networks Interactive, Inc. Cl A	1,060	82,775
Staples, Inc.	6,511	78,783
Starbucks Corp.	7,661	578,099
Starwood Hotels & Resorts	1,941	161,511
Target Corp.	6,484	406,417
Tiffany & Co.	1,152	110,949
Time Warner Cable, Inc.	2,849	408,803
Time Warner, Inc.	8,725	656,207
TJX Cos., Inc.	7,151	423,125
Tractor Supply Co.	1,418	87,221
TripAdvisor, Inc.*	1,135	103,762
Twenty-First Century Fox, Inc. Cl A	19,119	655,591
Under Armour, Inc. Cl A*	1,711	118,230
Urban Outfitters, Inc.*	1,051	38,572
V.F. Corp.	3,527	232,888
Viacom, Inc. Cl B	3,877	298,296
Whirlpool Corp.	794	115,646
Wyndham Worldwide Corp.	1,276	103,688
Wynn Resorts Ltd.	833	155,838
Yum! Brands, Inc.	4,479	322,398

		20,963,595

CONSUMER STAPLES (5.5%)
Altria Group, Inc.	20,263	930,882
Archer-Daniels-Midland Co.	6,653	339,968
Avon Products, Inc.	4,450	56,070
Brown-Forman Corp. Cl B	1,615	145,705
Campbell Soup Co.	1,828	78,110
Clorox Co.	1,317	126,485
Coca-Cola Co.	40,377	1,722,483
Coca-Cola Enterprises, Inc.	2,288	101,496
Colgate-Palmolive Co.	8,808	574,458
ConAgra Foods, Inc.	4,284	141,543
Constellation Brands, Inc. Cl A*	1,723	150,177
Costco Wholesale Corp.	4,480	561,434
CVS Health Corp.	11,866	944,415
Dr. Pepper Snapple Group, Inc.	2,001	128,684
Estee Lauder Cos., Inc. Cl A	2,291	171,184
General Mills, Inc.	6,280	316,826
Hershey Co.	1,535	146,485
Hormel Foods Corp.	1,380	70,918
J.M. Smucker Co.	1,042	103,148
Kellogg Co.	2,622	161,515
Keurig Green Mountain, Inc.	1,243	161,752
Kimberly-Clark Corp.	3,831	412,101
Kraft Foods Group, Inc.	6,138	346,183
Kroger Co.	5,044	262,288
Lorillard, Inc.	3,698	221,547
McCormick & Co., Inc.	1,331	89,044
Mead Johnson Nutrition Co.	2,076	199,753
Molson Coors Brewing Co. Cl B	1,636	121,784
Mondelez International, Inc. Cl A	17,333	593,915
Monster Beverage Corp.*	1,476	135,305
PepsiCo, Inc.	15,385	1,432,190

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Philip Morris Int’l., Inc.	15,963	1,331,314
Proctor & Gamble Co.	27,715	2,320,854
Reynolds American, Inc.	3,166	186,794
Safeway, Inc.	2,367	81,188
Sysco Corp.	6,014	228,231
Tyson Foods, Inc. Cl A	3,008	118,425
Wal-Mart Stores, Inc.	16,052	1,227,496
Walgreen Co.	9,045	536,097
Whole Foods Market, Inc.	3,740	142,531

		17,120,778

ENERGY (5.5%)
Anadarko Petroleum Corp.	5,175	524,952
Apache Corp.	3,903	366,375
Baker Hughes, Inc.	4,442	288,997
Cabot Oil & Gas Corp.	4,272	139,652
Cameron International Corp.*	2,085	138,402
Chesapeake Energy Corp.	5,301	121,870
Chevron Corp.	19,430	2,318,388
Cimarex Energy Co.	885	111,979
ConocoPhillips	12,518	957,877
CONSOL Energy, Inc.	2,357	89,236
Denbury Resources, Inc.	3,611	54,273
Devon Energy Corp.	3,942	268,766
Diamond Offshore Drilling, Inc.	696	23,852
Ensco PLC Cl A	2,427	100,259
EOG Resources, Inc.	5,611	555,601
EQT Corp.	1,558	142,619
Exxon Mobil Corp.	43,637	4,104,055
FMC Technologies, Inc.*	2,394	130,018
Halliburton Co.	8,653	558,205
Helmerich & Payne, Inc.	1,111	108,734
Hess Corp.	2,682	252,966
Kinder Morgan, Inc.	6,714	257,415
Marathon Oil Corp.	6,856	257,717
Marathon Petroleum Corp.	2,871	243,088
Murphy Oil Corp.	1,709	97,259
Nabors Industries Ltd.	2,954	67,233
National Oilwell Varco, Inc.	4,408	335,449
Newfield Exploration Co.*	1,398	51,824
Noble Corp. PLC	2,630	58,439
Noble Energy, Inc.	3,668	250,744
Occidental Petroleum Corp.	7,940	763,431
ONEOK, Inc.	2,129	139,556
Phillips 66	5,716	464,768
Pioneer Natural Resources Co.	1,469	289,349
QEP Resources, Inc.	1,693	52,111
Range Resources Corp.	1,738	117,854
Schlumberger Ltd.	13,303	1,352,782
Southwestern Energy Co.*	3,649	127,533
Spectra Energy Corp.	6,840	268,538
Tesoro Corp.	1,306	79,640
Transocean Ltd.	3,537	113,078
Valero Energy Corp.	5,356	247,822
Williams Cos., Inc.	6,893	381,528

		17,374,234

FINANCIALS (9.3%)
ACE Ltd.	3,442	360,963
Affiliated Managers Group, Inc.*	570	114,205
Aflac, Inc.	4,652	270,979
Allstate Corp.	4,442	272,606
American Express Co.	9,217	806,856

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

American Int’l. Group, Inc.	14,601	788,746
American Tower Corp.	4,084	382,385
Ameriprise Financial, Inc.	1,926	237,630
Aon PLC	3,008	263,711
Apartment Investment & Management Co. Cl A	1,494	47,539
Assurant, Inc.	727	46,746
AvalonBay Communities, Inc.	1,337	188,477
Bank of America Corp.	107,982	1,841,093
Bank of New York Mellon Corp.	11,575	448,300
BB&T Corp.	7,303	271,745
Berkshire Hathaway, Inc. Cl B*	18,634	2,574,096
BlackRock, Inc.	1,290	423,533
Boston Properties, Inc.	1,571	181,859
Capital One Financial Corp.	5,705	465,642
CBRE Group, Inc.*	2,840	84,462
Charles Schwab Corp.	11,753	345,421
Chubb Corp.	2,466	224,603
Cincinnati Financial Corp.	1,511	71,093
Citigroup, Inc.	31,054	1,609,218
CME Group, Inc.	3,250	259,854
Comerica, Inc.	1,842	91,842
Crown Castle International Corp.	3,428	276,057
Discover Financial Svcs.	4,724	304,178
E*Trade Financial Corp.*	2,946	66,550
Equity Residential	3,691	227,292
Essex Property Trust, Inc.	649	116,009
Fifth Third Bancorp	8,503	170,230
Franklin Resources, Inc.	4,074	222,481
General Growth Pptys., Inc.	6,424	151,285
Genworth Hldgs., Inc. Cl A*	5,119	67,059
Goldman Sachs Group, Inc.	4,228	776,134
Hartford Financial Svcs. Group, Inc.	4,580	170,605
HCP, Inc.	4,711	187,074
Health Care REIT, Inc.	3,332	207,817
Host Hotels & Resorts, Inc.	7,787	166,097
Hudson City Bancorp, Inc.	4,876	47,395
Huntington Bancshares, Inc.	8,377	81,508
Intercontinental Exchange Inc	1,169	228,013
Invesco Ltd.	4,449	175,647
Iron Mountain, Inc.	1,759	57,431
JPMorgan Chase & Co.	38,493	2,318,818
KeyCorp	8,995	119,903
Kimco Realty Corp.	4,188	91,759
Legg Mason, Inc.	1,051	53,769
Leucadia National Corp.	3,283	78,267
Lincoln National Corp.	2,652	142,094
Loews Corp.	3,123	130,104
M&T Bank Corp.	1,341	165,332
Marsh & McLennan Cos., Inc.	5,596	292,895
McGraw-Hill Financial, Inc.	2,775	234,349
MetLife, Inc.	11,447	614,933
Moody’s Corp.	1,904	179,928
Morgan Stanley	15,680	542,058
Nasdaq OMX Group, Inc.	1,205	51,116
Navient Corp.	4,287	75,923
Northern Trust Corp.	2,270	154,428
People’s United Financial, Inc.	3,156	45,667
Plum Creek Timber Co., Inc.	1,809	70,569
PNC Financial Svcs. Grp., Inc.	5,507	471,289
Principal Financial Grp., Inc.	2,789	146,339
Progressive Corp.	5,529	139,773

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

ProLogis, Inc.	5,101	192,308
Prudential Financial, Inc.	4,673	410,944
Public Storage	1,483	245,941
Regions Financial Corp.	14,099	141,554
Simon Property Group, Inc.	3,181	523,020
State Street Corp.	4,355	320,572
SunTrust Banks, Inc.	5,400	205,362
T. Rowe Price Group, Inc.	2,705	212,072
The Macerich Co.	1,439	91,851
Torchmark Corp.	1,333	69,809
Travelers Cos., Inc.	3,468	325,784
U.S. Bancorp	18,280	764,652
Unum Group	2,604	89,526
Ventas, Inc.	3,021	187,151
Vornado Realty Trust	1,788	178,728
Wells Fargo & Co.	48,608	2,521,294
Weyerhaeuser Co.	5,425	172,840
XL Group PLC	2,722	90,289
Zions Bancorporation	2,048	59,515

		29,294,991

HEALTH CARE (7.9%)
Abbott Laboratories	15,318	637,076
AbbVie, Inc.	16,281	940,391
Actavis PLC*	2,714	654,834
Aetna, Inc.	3,649	295,569
Agilent Technologies, Inc.	3,420	194,872
Alexion Pharmaceuticals, Inc.*	2,014	333,961
Allergan, Inc.	3,066	546,331
AmerisourceBergen Corp.	2,175	168,128
Amgen, Inc.	7,706	1,082,385
Bard (C.R.), Inc.	767	109,459
Baxter International, Inc.	5,587	400,979
Becton, Dickinson & Co.	1,979	225,230
Biogen Idec, Inc.*	2,402	794,606
Boston Scientific Corp.*	13,605	160,675
Bristol-Myers Squibb Co.	16,837	861,718
Cardinal Health, Inc.	3,425	256,601
CareFusion Corp.*	2,079	94,075
Celgene Corp.*	8,099	767,623
Cerner Corp.*	3,101	184,727
CIGNA Corp.	2,704	245,226
Covidien PLC	4,621	399,763
DaVita HealthCare Partners, Inc.*	1,755	128,361
DENTSPLY International, Inc.	1,452	66,211
Edwards Lifesciences Corp.*	1,078	110,118
Express Scripts Hldg. Co.*	7,652	540,461
Gilead Sciences, Inc.*	15,503	1,650,294
Hospira, Inc.*	1,714	89,179
Humana, Inc.	1,576	205,337
Intuitive Surgical, Inc.*	367	169,488
Johnson & Johnson	28,857	3,075,863
Laboratory Corp. of America Hldgs.*	868	88,319
Lilly (Eli) & Co.	10,019	649,732
Mallinckrodt PLC*	1,142	102,951
McKesson Corp.	2,370	461,368
Medtronic, Inc.	9,983	618,447
Merck & Co., Inc.	29,389	1,742,180
Mylan, Inc.*	3,866	175,864
Patterson Cos., Inc.	882	36,541
PerkinElmer, Inc.	1,151	50,184
Perrigo Co. PLC	1,372	206,061

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Pfizer, Inc.	64,881	1,918,531
Quest Diagnostics, Inc.	1,474	89,442
Regeneron Pharmaceuticals, Inc.*	757	272,914
St. Jude Medical, Inc.	2,945	177,083
Stryker Corp.	3,077	248,468
Tenet Healthcare Corp.*	997	59,212
Thermo Fisher Scientific, Inc.	4,102	499,213
UnitedHealth Group, Inc.	9,916	855,255
Universal Health Svcs., Inc. Cl B	935	97,708
Varian Medical Systems, Inc.*	1,058	84,767
Vertex Pharmaceuticals, Inc.*	2,378	267,073
Waters Corp.*	861	85,342
WellPoint, Inc.	2,816	336,850
Zimmer Hldgs., Inc.	1,736	174,555
Zoetis, Inc.	5,079	187,669

		24,875,270

INDUSTRIALS (5.9%)
3M Co.	6,622	938,205
Allegion PLC	995	47,402
AMETEK, Inc.	2,503	125,676
Boeing Co.	6,838	871,024
Caterpillar, Inc.	6,425	636,268
Cintas Corp.	990	69,884
CSX Corp.	10,198	326,948
Cummins, Inc.	1,756	231,757
Danaher Corp.	6,218	472,444
Deere & Co.	3,687	302,297
Delta Air Lines, Inc.	8,709	314,830
Dover Corp.	1,700	136,561
Dun & Bradstreet Corp.	373	43,816
Eaton Corp. PLC	4,865	308,295
Emerson Electric Co.	7,126	445,945
Equifax, Inc.	1,255	93,799
Expeditors Int’l. of Wash.	1,986	80,592
Fastenal Co.	1,986	125,361
FedEx Corp.	2,707	437,045
Flowserve Corp.	1,403	98,940
Fluor Corp.	1,611	107,599
General Dynamics Corp.	3,250	413,043
General Electric Co.	102,387	2,623,150
Grainger (W.W.), Inc.	623	156,778
Honeywell International, Inc.	8,008	745,705
Illinois Tool Works, Inc.	3,741	315,815
Ingersoll-Rand PLC	2,756	155,328
Jacobs Engineering Group, Inc.*	1,369	66,835
Joy Global, Inc.	1,027	56,013
Kansas City Southern	1,128	136,714
L-3 Communications Hldgs., Inc.	890	105,839
Lockheed Martin Corp.	2,751	502,828
Masco Corp.	3,713	88,815
Nielsen N.V.	3,082	136,625
Norfolk Southern Corp.	3,160	352,656
Northrop Grumman Corp.	2,114	278,541
PACCAR, Inc.	3,639	206,968
Pall Corp.	1,095	91,652
Parker Hannifin Corp.	1,531	174,764
Pentair PLC	1,976	129,408
Pitney Bowes, Inc.	2,068	51,679
Precision Castparts Corp.	1,473	348,924
Quanta Services, Inc.*	2,213	80,310
Raytheon Co.	3,164	321,526

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Republic Services, Inc.	2,590	101,062
Robert Half Int’l., Inc.	1,409	69,041
Robinson (C.H.) Worldwide, Inc.	1,506	99,878
Rockwell Automation, Inc.	1,414	155,370
Rockwell Collins, Inc.	1,339	105,112
Roper Industries, Inc.	1,021	149,362
Ryder System, Inc.	544	48,944
Snap-on, Inc.	597	72,285
Southwest Airlines Co.	7,063	238,518
Stanley Black & Decker, Inc.	1,590	141,176
Stericycle, Inc.*	866	100,941
Textron, Inc.	2,853	102,679
The ADT Corp.	1,806	64,041
Tyco International Ltd.	4,563	203,373
Union Pacific Corp.	9,186	995,946
United Parcel Service, Inc. Cl B	7,193	707,000
United Rentals, Inc.*	982	109,100
United Technologies Corp.	8,728	921,677
Waste Management, Inc.	4,439	210,986
Xylem, Inc.	1,876	66,579

		18,417,674

INFORMATION TECHNOLOGY (11.2%)
Accenture Ltd. Cl A	6,503	528,824
Adobe Systems, Inc.*	4,912	339,861
Akamai Technologies, Inc.*	1,851	110,690
Alliance Data Systems Corp.*	574	142,507
Altera Corp.	3,151	112,743
Amphenol Corp. Cl A	1,611	160,874
Analog Devices, Inc.	3,222	159,457
Apple, Inc.	61,269	6,172,847
Applied Materials, Inc.	12,470	269,477
Autodesk, Inc.*	2,358	129,926
Automatic Data Processing, Inc.	4,947	410,997
Avago Technologies Ltd.	2,575	224,025
Broadcom Corp. Cl A	5,550	224,331
CA, Inc.	3,314	92,593
Cisco Systems, Inc.	52,274	1,315,737
Citrix Systems, Inc.*	1,703	121,492
Cognizant Technology Solutions*	6,261	280,305
Computer Sciences Corp.	1,495	91,419
Corning, Inc.	13,271	256,661
eBay, Inc.*	11,590	656,342
Electronic Arts, Inc.*	3,210	114,308
EMC Corp.	20,860	610,364
F5 Networks, Inc.*	772	91,667
Facebook, Inc. Cl A*	19,994	1,580,326
Fidelity Nat’l. Information Svcs., Inc.	2,912	163,946
First Solar, Inc.*	769	50,608
Fiserv, Inc.*	2,546	164,561
FLIR Systems, Inc.	1,460	45,756
Google, Inc. Cl A*	2,889	1,699,916
Google, Inc. Cl C*	2,889	1,667,993
Harris Corp.	1,079	71,646
Hewlett-Packard Co.	19,083	676,874
Int’l. Business Machines Corp.	9,507	1,804,714
Intel Corp.	50,660	1,763,981
Intuit, Inc.	2,901	254,273
Jabil Circuit, Inc.	2,057	41,490
Juniper Networks, Inc.	4,118	91,214
KLA-Tencor Corp.	1,696	133,611
Lam Research Corp.	1,663	124,226

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Linear Technology Corp.	2,452	108,844
MasterCard, Inc. Cl A	10,076	744,818
Microchip Technology, Inc.	2,055	97,058
Micron Technology, Inc.*	11,152	382,068
Microsoft Corp.	84,202	3,903,600
Motorola Solutions, Inc.	2,259	142,950
NetApp, Inc.	3,285	141,124
NVIDIA Corp.	5,304	97,859
Oracle Corp.	33,276	1,273,805
Paychex, Inc.	3,354	148,247
QUALCOMM, Inc.	17,185	1,284,922
Red Hat, Inc.*	1,935	108,650
Salesforce.com, inc.*	5,795	333,386
SanDisk Corp.	2,325	227,734
Seagate Technology PLC	3,396	194,489
Symantec Corp.	7,103	166,992
TE Connectivity Ltd.	4,227	233,711
Teradata Corp.*	1,603	67,198
Texas Instruments, Inc.	10,871	518,438
Total System Services, Inc.	1,698	52,570
VeriSign, Inc.*	1,166	64,270
Visa, Inc. Cl A	5,048	1,077,092
Western Digital Corp.	2,273	221,208
Western Union Co.	5,470	87,739
Xerox Corp.	11,038	146,033
Xilinx, Inc.	2,758	116,801
Yahoo!, Inc.*	9,361	381,461

		35,275,649

MATERIALS (2.0%)
Air Products & Chemicals, Inc.	1,951	253,981
Airgas, Inc.	682	75,463
Alcoa, Inc.	12,009	193,225
Allegheny Technologies, Inc.	1,095	40,625
Avery Dennison Corp.	965	43,087
Ball Corp.	1,411	89,274
Bemis Co., Inc.	1,020	38,780
CF Industries Hldgs., Inc.	506	141,285
Dow Chemical Co.	11,421	598,917
Du Pont (E.I.) de Nemours & Co.	9,300	667,368
Eastman Chemical Co.	1,525	123,357
Ecolab, Inc.	2,753	316,127
FMC Corp.	1,370	78,350
Freeport-McMoRan Copper & Gold, Inc.	10,712	349,747
Int’l. Flavors & Fragrances, Inc.	831	79,676
International Paper Co.	4,377	208,958
LyondellBasell Inds. N.V. Cl A	4,333	470,824
Martin Marietta Materials, Inc.	632	81,490
MeadWestvaco Corp.	1,724	70,581
Monsanto Co.	5,371	604,291
Newmont Mining Corp.	5,156	118,846
Nucor Corp.	3,274	177,713
Owens-Illinois, Inc.*	1,684	43,868
PPG Industries, Inc.	1,406	276,616
Praxair, Inc.	2,994	386,226
Sealed Air Corp.	2,172	75,759
Sherwin-Williams Co.	849	185,923
Sigma-Aldrich Corp.	1,225	166,612
The Mosaic Co.	3,275	145,443
Vulcan Materials Co.	1,344	80,949

		6,183,361

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	53,012	1,868,143
CenturyLink, Inc.	5,828	238,307
Frontier Communications Corp.	10,153	66,096
Verizon Communications, Inc.	42,264	2,112,777
Windstream Hldgs., Inc.	6,185	66,674

		4,351,997

UTILITIES (1.7%)
AES Corp.	6,760	95,857
AGL Resources, Inc.	1,220	62,635
Ameren Corp.	2,466	94,522
American Electric Power Co., Inc.	4,984	260,215
CenterPoint Energy, Inc.	4,428	108,353
CMS Energy Corp.	2,805	83,196
Consolidated Edison, Inc.	2,989	169,357
Dominion Resources, Inc.	5,961	411,845
DTE Energy Co.	1,807	137,477
Duke Energy Corp.	7,195	537,970
Edison International	3,333	186,381
Entergy Corp.	1,828	141,359
Exelon Corp.	8,738	297,878
FirstEnergy Corp.	4,278	143,612
Integrys Energy Group, Inc.	818	53,023
NextEra Energy, Inc.	4,456	418,329
NiSource, Inc.	3,169	129,866
Northeast Utilities	3,232	143,178
NRG Energy, Inc.	3,424	104,364
Pepco Hldgs., Inc.	2,568	68,720
PG&E Corp.	4,836	217,813
Pinnacle West Capital Corp.	1,129	61,689
PPL Corp.	6,762	222,064
Public Svc. Enterprise Group, Inc.	5,155	191,972
SCANA Corp.	1,448	71,835
Sempra Energy	2,362	248,908
Southern Co.	9,139	398,917
TECO Energy, Inc.	2,392	41,573
Wisconsin Energy Corp.	2,303	99,029
Xcel Energy, Inc.	5,163	156,955

		5,358,892

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $125,475,227) 57.0%		179,216,441

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (1)	A-1+	0.03	12/26/14	200,000	199,986
U.S. Treasury Bill (1)	A-1+	0.02	10/09/14	100,000	100,000

					299,986

COMMERCIAL PAPER (1.2%)
Air Products & Chemicals†	A-1	0.09	11/21/14	1,000,000	999,873
Air Products & Chemicals†	A-1	0.10	11/21/14	454,000	453,936
General Electric Capital Corp.	A-1+	0.12	11/17/14	1,700,000	1,699,732
Medtronic, Inc.†	A-1+	0.07	12/09/14	500,000	499,933

					3,653,474

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $3,953,460) 1.3%					3,953,460

TOTAL INDEXED ASSETS (Cost: $129,428,687) 58.3%					183,169,901

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.7%)
Aeropostale, Inc.*	37,472	123,283
Amazon.com, Inc.*	2,475	798,039
American Axle & Mfg. Hldgs., Inc.*	8,212	137,715
AutoZone, Inc.*	659	335,866
Bassett Furniture Industries, Inc.	30,303	413,939
Brunswick Corp.	2,725	114,832
Carmike Cinemas, Inc.*	7,867	243,720
Cooper Tire & Rubber Co.	7,935	227,735
CST Brands, Inc.	4,000	143,800
Deckers Outdoor Corp.*	2,377	230,997
Diamond Resorts Int’l., Inc.*	42,794	973,991
Discovery Communications, Inc. Cl A*	3,838	145,076
Discovery Communications, Inc. Cl C*	3,838	143,081
Disney (Walt) Co.	11,399	1,014,853
Dollar Tree, Inc.*	2,799	156,940
Drew Industries, Inc.	4,032	170,110
Five Below, Inc.*	2,530	100,213
Ford Motor Co.	16,682	246,727
FTD Companies, Inc.*	3,566	121,636
General Motors Co.	8,119	259,321
Haverty Furniture Cos., Inc.	11,362	247,578
Home Depot, Inc.	7,734	709,517
Houghton Mifflin Harcourt Co.*	35,746	694,902
HSN, Inc.	3,082	189,142
Intrawest Resorts Hldgs., Inc.*	2,582	24,968
Johnson Controls, Inc.	4,165	183,260
Macy’s, Inc.	7,974	463,927
McDonald’s Corp.	6,515	617,687
Popeyes Louisiana Kitchen, Inc.*	7,909	320,315
Priceline Group Inc.*	256	296,596
Red Robin Gourmet Burgers, Inc.*	5,985	340,547
Ruby Tuesday, Inc.*	30,179	177,754
Select Comfort Corp.*	20,576	430,450
Shutterfly, Inc.*	5,708	278,208
Sotheby’s	3,147	112,411
Starbucks Corp.	8,369	631,525
Steve Madden Ltd.*	8,349	269,088
Target Corp.	7,835	491,098
The Men’s Wearhouse, Inc.	8,868	418,747
Time Warner Cable, Inc.	4,260	611,267
Time Warner, Inc.	7,168	539,105
Viacom, Inc. Cl B	5,089	391,548
Wolverine World Wide, Inc.	11,031	276,437

		14,817,951

CONSUMER STAPLES (2.5%)
Boston Beer Co., Inc. Cl A*	310	68,746
Coca-Cola Co.	10,875	463,928
Colgate-Palmolive Co.	6,058	395,103
Constellation Brands, Inc. Cl A*	6,487	565,407
Crimson Wine Group Ltd.*	34,415	315,586
Darling Ingredients Inc.*	10,000	183,200
Estee Lauder Cos., Inc. Cl A	5,842	436,514
Farmer Brothers Co.*	13,662	395,515
Mead Johnson Nutrition Co.	2,439	234,681
Mondelez International, Inc. Cl A	8,942	306,398
PepsiCo, Inc.	7,058	657,029

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Philip Morris Int’l., Inc.	4,716	393,314
Proctor & Gamble Co.	12,315	1,031,258
Spectrum Brands Hldgs., Inc.	2,710	245,336
Sysco Corp.	8,709	330,507
The Pantry, Inc.*	1,540	31,154
TreeHouse Foods, Inc.*	2,803	225,642
Tyson Foods, Inc. Cl A	7,359	289,724
Vector Group Ltd.	10,203	226,299
Village Super Market, Inc. Cl A	6,104	139,049
Wal-Mart Stores, Inc.	9,917	758,353

		7,692,743

ENERGY (3.3%)
Anadarko Petroleum Corp.	5,557	563,702
Apache Corp.	3,762	353,139
Basic Energy Services, Inc.*	6,120	132,743
Carrizo Oil and Gas, Inc.*	7,103	382,283
Chevron Corp.	5,030	600,180
Emerald Oil, Inc.*	24,488	150,601
Energy XXI (Bermuda) Ltd.	26,602	301,933
EOG Resources, Inc.	5,444	539,065
Exxon Mobil Corp.	20,307	1,909,870
Gulf Coast Ultra Deep Royalty Trust*	70,148	140,296
Halliburton Co.	12,513	807,214
Helix Energy Solutions Group*	7,938	175,112
Hess Corp.	3,637	343,042
Kodiak Oil & Gas Corp.*	17,219	233,662
Matador Resources Co.*	7,170	185,345
National Oilwell Varco, Inc.	5,629	428,367
Noble Energy, Inc.	9,632	658,444
Occidental Petroleum Corp.	5,923	569,496
PBF Energy, Inc.	17,300	415,200
Range Resources Corp.	3,158	214,144
Sanchez Energy Corp.*	9,537	250,442
Stone Energy Corp.*	3,701	116,063
Synergy Resources Corp.*	12,861	156,776
Targa Resources Corp.	2,841	386,859
Western Refining, Inc.	5,599	235,102

		10,249,080

FINANCIALS (7.9%)
Agree Realty Corp.	2,200	60,236
Alexander’s, Inc.	313	117,034
American Assets Trust, Inc.	5,550	182,984
American Int’l. Group, Inc.	11,571	625,065
Aon PLC	3,670	321,749
Ashford Hospitality Prime, Inc.	6,363	96,908
Ashford Hospitality Trust, Inc.	15,698	160,434
Aspen Insurance Hldgs. Ltd.	5,687	243,233
BancFirst Corp.	4,194	262,377
Bank of America Corp.	41,917	714,685
Bank of Marin Bancorp	3,446	158,137
Banner Corp.	6,885	264,866
Berkshire Hathaway, Inc. Cl B*	4,705	649,949
Brookline Bancorp, Inc.	26,003	222,326
Bryn Mawr Bank Corp.	7,410	209,925
Capital One Financial Corp.	11,278	920,510
Charter Financial Corp.	11,806	126,324
Chatham Lodging Trust	9,760	225,261
Chesapeake Lodging Trust	11,797	343,883
Citigroup, Inc.	11,032	571,678
Columbia Banking System, Inc.	2,957	73,363
Comerica, Inc.	7,965	397,135

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Cousins Properties, Inc.	14,270	170,527
Customers Bancorp, Inc.*	9,513	170,853
Dime Community Bancshares	12,188	175,507
Eagle Bancorp, Inc.*	4,351	138,449
EastGroup Properties, Inc.	1,724	104,457
Ellington Financial LLC	22,810	506,838
Enterprise Financial Svcs. Corp.	7,982	133,459
Equity Lifestyle Properties, Inc.	4,828	204,514
FBR & Co.*	3,650	100,448
FelCor Lodging Trust, Inc.	40,972	383,498
First Connecticut Bancorp, Inc.	3,346	48,517
First Interstate BancSytem, Inc.	8,471	225,074
Flushing Financial Corp.	7,664	140,021
Forest City Enterprises, Inc. Cl A*	19,112	373,831
Franklin Resources, Inc.	4,390	239,738
Glacier Bancorp, Inc.	12,013	310,656
Goldman Sachs Group, Inc.	3,872	710,783
Hanmi Financial Corp.	4,613	92,998
Health Insurance Innovations, Inc. Cl A*	10,473	113,004
Highwoods Properties, Inc.	8,019	311,939
Home Loan Servicing Solutions Ltd.	7,961	168,694
Host Hotels & Resorts, Inc.	15,817	337,377
Investors Bancorp, Inc.	45,231	458,190
iShares Micro-Cap ETF	2,690	186,982
iShares Russell 2000 ETF	3,735	408,422
iShares Russell 2000 Growth ETF	4,692	608,505
Janus Capital Group, Inc.	16,101	234,109
JPMorgan Chase & Co.	24,967	1,504,012
Marlin Business Svcs. Corp.	12,346	226,179
MB Financial, Inc.	7,031	194,618
Meadowbrook Insurance Group, Inc.	37,666	220,346
MetLife, Inc.	11,439	614,503
Northfield Bancorp, Inc.	19,123	260,455
OmniAmerican Bancorp, Inc.	2,117	55,021
Parkway Properties, Inc.	9,510	178,598
Pennsylvania REIT	11,281	224,943
PNC Financial Svcs. Grp., Inc.	4,940	422,765
Primerica, Inc.	4,635	223,500
PrivateBancorp, Inc.	9,974	298,322
ProAssurance Corp.	4,713	207,702
Prosperity Bancshares, Inc.	4,299	245,774
PS Business Parks, Inc.	2,154	164,006
Sabra Health Care REIT, Inc.	10,049	244,392
Select Income REIT	12,710	305,676
Selective Insurance Group, Inc.	6,567	145,393
Silvercrest Asset Mgmt. Group, Inc. Cl A	11,664	158,864
Simon Property Group, Inc.	4,069	669,025
Southwest Bancorp, Inc.	10,575	173,430
Sovran Self Storage, Inc.	1,545	114,886
Starwood Property Trust, Inc.	7,556	165,930
Stifel Financial Corp.*	4,797	224,931
Stock Yards Bancorp, Inc.	9,795	294,830
SVB Financial Group*	4,326	484,901
Symetra Financial Corp.	20,183	470,869
Terreno Realty Corp.	7,711	145,198
The GEO Group, Inc.	5,670	216,707
UMB Financial Corp.	2,910	158,741

Urstadt Biddle Pptys., Inc. Cl A	6,220	126,266
ViewPoint Financial Group, Inc.	2,840	67,990
Wells Fargo & Co.	24,266	1,258,677
Zions Bancorporation	10,911	317,074

		24,789,976

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

HEALTH CARE (5.5%)
Abbott Laboratories	11,794	490,512
Abiomed, Inc.*	10,293	255,575
Acorda Therapeutics, Inc.*	3,663	124,102
Actavis PLC*	1,787	431,167
Albany Molecular Research, Inc*	1,450	32,002
Allergan, Inc.	1,625	289,559
Alnylam Pharmaceuticals, Inc.*	3,045	237,815
Anika Therapeutics, Inc.*	3,920	143,707
Auxilium Pharmaceuticals, Inc.*	1,841	54,954
Biogen Idec, Inc.*	1,703	563,369
BioScrip, Inc.*	24,859	171,776
BioSpecifics Technologies Corp.*	4,262	150,449
Bruker Corp.*	6,413	118,737
Celgene Corp.*	10,554	1,000,308
Cepheid, Inc.*	3,522	155,074
Cerner Corp.*	3,154	187,884
Computer Programs & Systems, Inc.	4,227	243,010
Covidien PLC	4,346	375,972
Cubist Pharmaceuticals, Inc.*	4,319	286,522
Cyberonics, Inc.*	3,297	168,675
DexCom, Inc.*	7,366	294,566
Emergent Biosolutions, Inc.*	11,770	250,819
Ensign Group, Inc.	5,794	201,631
Exact Sciences Corp.*	12,562	243,452
Express Scripts Hldg. Co.*	4,906	346,511
Gilead Sciences, Inc.*	9,551	1,016,704
GW Pharmaceuticals PLC ADR*	1,560	126,126
Harvard Bioscience, Inc.*	37,224	152,246
HeartWare International, Inc.*	1,074	83,375
Humana, Inc.	1,730	225,402
Insulet Corp.*	5,908	217,710
Isis Pharmaceuticals, Inc.*	3,979	154,505
Karyopharm Therapeutics, Inc.*	2,910	101,675
Kindred Healthcare, Inc.	5,323	103,266
McKesson Corp.	2,122	413,090
Medicines Co.*	3,780	84,370
Medidata Solutions, Inc.*	2,385	105,632
Medtronic, Inc.	4,750	294,263
Merck & Co., Inc.	17,492	1,036,926
MWI Veterinary Supply, Inc.*	1,550	230,020
Mylan, Inc.*	17,044	775,332
Neogen Corp.*	3,466	136,907
Omeros Corp.*	10,887	138,483
Omnicell, Inc.*	7,645	208,938
OSI Pharmaceuticals, Inc. - rights*	1,570	16
Pacific Biosciences of CA, Inc.*	29,750	146,072
PAREXEL International Corp.*	4,855	306,302
Pfizer, Inc.	40,982	1,211,838
Pharmacyclics, Inc.*	1,555	182,604
QLT, Inc.*	46,330	209,412
Repros Therapeutics, Inc.*	2,540	25,146
Rigel Pharmaceuticals, Inc.*	30,084	58,363
Seattle Genetics, Inc.*	2,741	101,910
Sorrento Therapeutics, Inc.*	7,165	32,386
St. Jude Medical, Inc.	3,142	188,928
Stryker Corp.	4,335	350,051
Sunesis Pharmaceuticals, Inc.*	3,045	21,741
Supernus Pharmaceuticals, Inc.*	52,743	458,337
Synageva BioPharma Corp.*	1,787	122,910

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Team Health Hldgs., Inc.*	3,540	205,285
TearLab Corp.*	34,219	116,345
UnitedHealth Group, Inc.	4,884	421,245
Universal American Corp.*	12,085	97,163
Vertex Pharmaceuticals, Inc.*	2,106	236,525
WellCare Health Plans, Inc.*	2,776	167,504
Wright Medical Group, Inc.*	14,145	428,594

		17,511,795

INDUSTRIALS (5.1%)
Alaska Air Group, Inc.	8,566	372,964
Allegiant Travel Co.	1,998	247,073
Applied Industrial Technologies, Inc.	3,995	182,372
Astronics Corp. Cl B*	2,166	102,885
Astronics Corp.*	10,830	516,374
AZZ, Inc.	15,901	664,185
Blount International, Inc.*	25,239	381,866
Boeing Co.	8,402	1,070,247
Corporate Executive Board Co.	3,764	226,103
Cummins, Inc.	4,266	563,027
Delta Air Lines, Inc.	9,680	349,932
Deluxe Corp.	4,821	265,926
Encore Wire Corp.	8,115	300,985
EnPro Industries, Inc.*	9,299	562,869
Expeditors Int’l. of Wash.	7,837	318,025
FedEx Corp.	4,275	690,199
General Electric Co.	37,205	953,192
Healthcare Svcs. Group, Inc.	5,633	161,160
Miller (Herman), Inc.	5,350	159,698
Miller Industries, Inc.	19,981	337,679
Mueller Industries, Inc.	24,391	696,119
Mueller Water Product, Inc. Cl A	27,281	225,887
Old Dominion Freight Line, Inc.*	8,463	597,826
On Assignment, Inc.*	12,613	338,659
Orbital Sciences Corp.*	13,888	386,086
Precision Castparts Corp.	3,349	793,311
Raven Industries, Inc.	11,555	281,942
Roper Industries, Inc.	8,544	1,249,902
Saia, Inc.*	8,062	399,553
Steelcase, Inc.	12,530	202,861
Sun Hydraulics Corp.	6,728	252,906
Teledyne Technologies, Inc.*	3,036	285,414
Trex Co., Inc.*	8,940	309,056
Tyco International Ltd.	7,553	336,637
Union Pacific Corp.	5,976	647,918
Uti Worldwide, Inc.*	43,959	467,284

		15,898,122

INFORMATION TECHNOLOGY (7.2%)
Analog Devices, Inc.	4,795	237,305
Anixter International, Inc.	5,688	482,570
Apple, Inc.	30,065	3,029,044
ARRIS Group, Inc.*	17,243	488,925
Aspen Technology, Inc.*	3,219	121,421
Automatic Data Processing, Inc.	5,099	423,625
Blackhawk Network Hldgs., Inc.*	4,325	140,130
Blucora, Inc.*	8,198	124,938
Broadcom Corp. Cl A	5,992	242,197
CalAmp Corp.*	26,473	466,455
Cavium, Inc.*	7,441	370,041
Cisco Systems, Inc.	22,656	570,252
CommVault Systems, Inc.*	4,086	205,934
comScore, Inc.*	8,677	315,930

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Conversant, Inc.*	7,382	252,834
Cornerstone OnDemand, Inc.*	3,468	119,334
Electronics for Imaging, Inc.*	6,945	306,761
Emulex Corp.*	18,882	93,277
Euronet Worldwide, Inc.*	2,115	101,076
F5 Networks, Inc.*	1,456	172,885
Facebook, Inc. Cl A*	8,137	643,148
FEI Company	1,965	148,200
Google, Inc. Cl A*	1,134	667,257
Google, Inc. Cl C*	1,134	654,726
Guidewire Software, Inc.*	2,510	111,293
iGATE Corp.*	13,035	478,645
Imation Corp.*	25,808	76,134
Imperva, Inc.*	10,517	302,153
Informatica Corp.*	4,002	137,028
Intel Corp.	11,680	406,698
KLA-Tencor Corp.	2,557	201,440
LogMeIn, Inc.*	13,058	601,583
Manhattan Associates, Inc.*	4,370	146,045
MasterCard, Inc. Cl A	6,470	478,262
MAXIMUS, Inc.	4,650	186,605
MaxLinear, Inc. Cl A*	28,645	197,078
Micron Technology, Inc.*	8,419	288,435
Microsemi Corp.*	5,902	149,970
Microsoft Corp.	25,940	1,202,578
MKS Instruments, Inc.	5,454	182,055
Monolithic Power Systems, Inc.	10,109	445,302
Nanometrics, Inc.*	8,428	127,263
NetApp, Inc.	1,578	67,791
Nova Measuring Instruments Ltd.*	10,197	110,128
Oracle Corp.	16,326	624,959
Plexus Corp.*	2,614	96,535
Proofpoint, Inc.*	12,443	462,134
PTC, Inc.*	5,602	206,714
Qlik Technologies, Inc.*	12,098	327,130
QUALCOMM, Inc.	9,230	690,127
Richardson Electronics Ltd.	45,153	451,078
Rogers Corp.*	5,524	302,494
Salesforce.com, inc.*	14,350	825,556
Semtech Corp.*	10,620	288,334
Synaptics, Inc.*	3,315	242,658
SYNNEX Corp.*	4,029	260,394
Teradata Corp.*	4,773	200,084
Texas Instruments, Inc.	5,633	268,638
Ultimate Software Group, Inc.*	1,444	204,340
Verint Systems, Inc.*	2,620	145,698
Web.com Group, Inc.*	2,900	57,884
WEX, Inc.*	1,684	185,779
Yahoo!, Inc.*	8,872	361,534

		22,476,821

MATERIALS (1.8%)
A. Schulman, Inc.	5,780	209,005
Ball Corp.	6,764	427,958
Boise Cascade Co.*	5,737	172,913
Calgon Carbon Corp.*	8,158	158,102
CF Industries Hldgs., Inc.	1,241	346,512
Crown Hldgs., Inc.*	8,338	371,208
CVR Partners LP	13,512	185,520
Dow Chemical Co.	9,095	476,942
Eastman Chemical Co.	7,136	577,231
FMC Corp.	2,046	117,011

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Freeport-McMoRan Copper & Gold, Inc.	9,277	302,894
Fuller (H.B.) Co.	4,156	164,993
Horsehead Hldg. Corp.*	20,104	332,319
Kaiser Aluminum Corp.	7,557	575,995
Kraton Performance Polymers, Inc.*	10,415	185,491
PolyOne Corp.	5,225	185,906
Resolute Forest Products*	15,841	247,753
Schnitzer Steel Industries, Inc. Cl A	10,200	245,310
Silgan Hldgs., Inc.	6,201	291,447
U.S. Concrete, Inc.*	7,290	190,561

		5,765,071

TELECOMMUNICATION SERVICES (0.5%)
AT&T, Inc.	21,988	774,857
Consolidated Comms. Hldgs., Inc.	14,255	357,088
IDT Corp. Cl B	6,516	104,647
ORBCOMM, Inc.*	2,650	15,238
Verizon Communications, Inc.	9,334	466,607

		1,718,437

UTILITIES (1.2%)
Ameren Corp.	2,498	95,748
Avista Corp.	12,456	380,282
Black Hills Corp.	3,108	148,811
Dominion Resources, Inc.	7,773	537,037
Edison International	4,496	251,416
Idacorp, Inc.	7,006	375,592
Northwest Natural Gas Co.	3,947	166,761
NorthWestern Corp.	8,057	365,466
PNM Resources, Inc.	10,305	256,698
Portland General Electric Co.	7,821	251,211
PPL Corp.	4,985	163,707
Public Svc. Enterprise Group, Inc.	8,757	326,111
Sempra Energy	4,089	430,899

		3,749,739

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $91,724,296) 39.7%		124,669,735

ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (3)
Energy XXI (Bermuda) Ltd., 7.25%	556	68,662

TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.0% (3)		68,662

	Rating**		Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.0%)
Air Products & Chemicals†	A-1		0.09	11/21/14	770,000	769,902
Coca-Cola Co.†	A-1	+	0.12	10/30/14	1,000,000	999,903
Coca-Cola Co.†	A-1	+	0.10	10/14/14	250,000	249,991
Toyota Motor Credit Corp.	A-1	+	0.08	10/03/14	700,000	699,997
Toyota Motor Credit Corp.	A-1	+	0.10	10/07/14	500,000	499,992

						3,219,785

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $3,219,785) 1.0%						3,219,785

TOTAL ACTIVE ASSETS (Cost: $94,999,681) 40.7%						127,958,182

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,423,400) 0.5%						1,423,400

TOTAL INVESTMENTS (Cost: $225,851,768) 99.5%						312,551,483

OTHER NET ASSETS 0.5%						1,682,075

NET ASSETS 100.0%						$314,233,558

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.2%)
Bassett Furniture Industries, Inc.	348,574	4,761,521
CST Brands, Inc.	45,140	1,622,783
Diamond Resorts Int’l., Inc.*	318,392	7,246,602
FTD Companies, Inc.*	40,332	1,375,725
Houghton Mifflin Harcourt Co.*	262,212	5,097,401
Intrawest Resorts Hldgs., Inc.*	18,720	181,022
Ruby Tuesday, Inc.*	350,720	2,065,741
Select Comfort Corp.*	113,585	2,376,198
Shutterfly, Inc.*	43,186	2,104,886
The Men’s Wearhouse, Inc.	63,551	3,000,878
Wolverine World Wide, Inc.	127,806	3,202,818

		33,035,575

CONSUMER STAPLES (3.1%)
Crimson Wine Group Ltd.*	388,557	3,563,068
Farmer Brothers Co.*	156,173	4,521,208
The Pantry, Inc.*	17,354	351,071
Vector Group Ltd.	118,856	2,636,222

		11,071,569

ENERGY (5.3%)
Carrizo Oil and Gas, Inc.*	80,212	4,317,010
Emerald Oil, Inc.*	276,606	1,701,127
Energy XXI (Bermuda) Ltd.	294,668	3,344,482
Gulf Coast Ultra Deep Royalty Trust*	755,164	1,510,328
Helix Energy Solutions Group*	93,007	2,051,734
PBF Energy, Inc.	192,483	4,619,592
Stone Energy Corp.*	41,797	1,310,754

		18,855,027

FINANCIALS (36.1%)
Agree Realty Corp.	25,709	703,912
Alexander’s, Inc.	3,628	1,356,545
Ashford Hospitality Prime, Inc	70,742	1,077,401
Ashford Hospitality Trust, Inc.	174,679	1,785,219
Aspen Insurance Hldgs. Ltd.	65,797	2,814,138
BancFirst Corp.	48,474	3,032,533
Bank of Marin Bancorp	39,039	1,791,500
Banner Corp.	79,213	3,047,324
Brookline Bancorp, Inc.	310,736	2,656,793
Bryn Mawr Bank Corp.	87,344	2,474,456
Charter Financial Corp.	131,078	1,402,535
Chatham Lodging Trust	113,704	2,624,288
Chesapeake Lodging Trust	140,008	4,081,233
Columbia Banking System, Inc.	33,325	826,793
Customers Bancorp, Inc.*	110,962	1,992,878
Dime Community Bancshares	140,024	2,016,346
Eagle Bancorp, Inc.*	49,931	1,588,804
EastGroup Properties, Inc.	19,471	1,179,748
Ellington Financial LLC	257,997	5,732,693
Enterprise Financial Svcs. Corp.	89,962	1,504,165
Equity Lifestyle Properties, Inc.	54,792	2,320,989
FBR & Co.*	41,524	1,142,740
FelCor Lodging Trust, Inc.	477,681	4,471,094
First Connecticut Bancorp, Inc.	37,869	549,101
First Interstate BancSytem, Inc.	95,667	2,541,872
Flushing Financial Corp.	86,551	1,581,287
Forest City Enterprises, Inc. Cl A*	225,985	4,420,267
Glacier Bancorp, Inc.	141,273	3,653,320
Hanmi Financial Corp.	52,303	1,054,428

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Highwoods Properties, Inc.	90,642	3,525,974
Home Loan Servicing Solutions Ltd.	88,517	1,875,675
Investors Bancorp, Inc.	303,811	3,077,605
Janus Capital Group, Inc.	181,572	2,640,057
Marlin Business Svcs. Corp.	139,705	2,559,396
MB Financial, Inc.	79,442	2,198,955
Meadowbrook Insurance Group, Inc.	440,568	2,577,323
Northfield Bancorp, Inc.	212,757	2,897,750
OmniAmerican Bancorp, Inc.	23,606	613,520
Parkway Properties, Inc.	105,656	1,984,220
Pennsylvania REIT	130,236	2,596,906
PrivateBancorp, Inc.	114,716	3,431,156
ProAssurance Corp.	53,202	2,344,612
Prosperity Bancshares, Inc.	47,618	2,722,321
Select Income REIT	147,547	3,548,505
Selective Insurance Group, Inc.	73,117	1,618,810
Sovran Self Storage, Inc.	18,027	1,340,488
Stock Yards Bancorp, Inc.	113,633	3,420,353
SVB Financial Group*	48,762	5,465,733
Symetra Financial Corp.	234,907	5,480,380
Terreno Realty Corp.	87,515	1,647,907
The GEO Group, Inc.	63,031	2,409,045
UMB Financial Corp.	32,853	1,792,131
Urstadt Biddle Pptys., Inc. Cl A	69,192	1,404,598
ViewPoint Financial Group, Inc.	32,107	768,642

		129,366,464

HEALTH CARE (4.6%)
Albany Molecular Research, Inc*	16,440	362,831
Computer Programs & Systems, Inc.	46,996	2,701,800
Ensign Group, Inc.	23,419	814,981
Harvard Bioscience, Inc.*	365,203	1,493,680
Kindred Healthcare, Inc.	62,005	1,202,897
Pacific Biosciences of CA, Inc.*	180,060	884,095
QLT, Inc.*	517,582	2,339,471
Rigel Pharmaceuticals, Inc.*	172,349	334,357
Supernus Pharmaceuticals, Inc.*	272,308	2,366,357
TearLab Corp.*	240,598	818,033
Universal American Corp.*	140,285	1,127,891
Wright Medical Group, Inc.*	64,647	1,958,804

		16,405,197

INDUSTRIALS (14.1%)
Alaska Air Group, Inc.	99,601	4,336,628
AZZ, Inc.	102,720	4,290,614
Blount International, Inc.*	280,702	4,247,021
Deluxe Corp.	53,607	2,956,962
Encore Wire Corp.	89,780	3,329,940
EnPro Industries, Inc.*	55,017	3,330,179
Miller Industries, Inc.	224,719	3,797,751
Mueller Industries, Inc.	275,230	7,855,066
Old Dominion Freight Line, Inc.*	95,484	6,744,990
Orbital Sciences Corp.*	154,560	4,296,768
Steelcase, Inc.	139,315	2,255,510
Uti Worldwide, Inc.*	291,911	3,103,014

		50,544,443

INFORMATION TECHNOLOGY (9.7%)
Anixter International, Inc.	34,643	2,939,112
ARRIS Group, Inc.*	67,933	1,926,240
Blucora, Inc.*	92,863	1,415,232
CalAmp Corp.*	129,700	2,285,314
Emulex Corp.*	213,241	1,053,411
iGATE Corp.*	30,620	1,124,366

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Imation Corp.*				299,581	883,764
LogMeIn, Inc.*				62,390	2,874,307
Microsemi Corp.*				66,728	1,695,558
MKS Instruments, Inc.				61,751	2,061,248
Monolithic Power Systems, Inc.				32,018	1,410,393
Nanometrics, Inc.*				95,223	1,437,867
Nova Measuring Instruments Ltd.*				115,446	1,246,817
Plexus Corp.*				29,027	1,071,967
Proofpoint, Inc.*				59,480	2,209,087
Richardson Electronics Ltd.				501,701	5,011,993
Semtech Corp.*				36,640	994,776
SYNNEX Corp.*				44,912	2,902,663

					34,544,115

MATERIALS (6.5%)
Boise Cascade Co.*				65,307	1,968,353
Crown Hldgs., Inc.*				92,664	4,125,401
Horsehead Hldg. Corp.*				132,399	2,188,555
Kaiser Aluminum Corp.				87,894	6,699,281
Kraton Performance Polymers, Inc.*				124,452	2,216,490
Schnitzer Steel Industries, Inc. Cl A				118,743	2,855,769
Silgan Hldgs., Inc.				70,109	3,295,123

					23,348,972

TELECOMMUNICATION SERVICES (0.9%)
Consolidated Comms. Hldgs., Inc.				80,139	2,007,482
IDT Corp. Cl B				73,782	1,184,939

					3,192,421

UTILITIES (5.4%)
Avista Corp.				139,926	4,271,941
Black Hills Corp.				34,601	1,656,696
Idacorp, Inc.				77,717	4,166,408
Northwest Natural Gas Co.				44,322	1,872,605
NorthWestern Corp.				41,092	1,863,933
PNM Resources, Inc.				114,285	2,846,839
Portland General Electric Co.				86,831	2,789,012

					19,467,434

TOTAL COMMON STOCKS (Cost: $281,237,614) 94.9%					339,831,217

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%				4,255	525,458

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.2%					525,458

SHORT-TERM DEBT SECURITIES:	Rating**	Rate(%)	Maturity	Face Amount	Value
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill	A-1+	0.01	11/06/14	1,500,000	1,499,985

U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	A-1+	0.02	11/26/14	1,700,000	1,699,947

COMMERCIAL PAPER (3.9%)
Emerson Electric Co.†	A-1	0.10	11/24/14	300,000	299,955
Google, Inc.†	A-1+	0.09	11/12/14	900,000	899,906
Int’l. Business Machines Corp.†	A-1+	0.08	12/17/14	4,000,000	3,999,316
Nestle Capital Corp.†	A-1+	0.09	10/01/14	1,400,000	1,400,000
Nestle Capital Corp.†	A-1+	0.09	10/09/14	900,000	899,982
Piedmont Natural Gas Co.†	A-1	0.12	10/07/14	5,000,000	4,999,899
Precision Castparts Corp.†	A-1	0.08	10/01/14	1,500,000	1,500,000

					13,999,058

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $17,198,990) 4.8%					17,198,990

TOTAL INVESTMENTS (Cost: $298,862,104) 99.9%					357,555,665

OTHER NET ASSETS 0.1%					259,170

NET ASSETS 100.0%					$357,814,835

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.7%)
Aeropostale, Inc.*	459,999	1,513,397
American Axle & Mfg. Hldgs., Inc.*	100,289	1,681,847
Brunswick Corp.	33,388	1,406,970
Carmike Cinemas, Inc.*	95,533	2,959,612
Cooper Tire & Rubber Co.	97,600	2,801,120
Deckers Outdoor Corp.*	28,244	2,744,752
Diamond Resorts Int’l., Inc.*	173,310	3,944,536
Drew Industries, Inc.	50,633	2,136,206
Five Below, Inc.*	30,700	1,216,027
Haverty Furniture Cos., Inc.	138,843	3,025,389
Houghton Mifflin Harcourt Co.*	146,928	2,856,280
HSN, Inc.	38,386	2,355,749
Intrawest Resorts Hldgs., Inc.*	11,172	108,033
Popeyes Louisiana Kitchen, Inc.*	96,135	3,893,468
Red Robin Gourmet Burgers, Inc.*	72,742	4,139,020
Select Comfort Corp.*	128,119	2,680,249
Shutterfly, Inc.*	23,296	1,135,447
Sotheby’s	39,818	1,422,299
Steve Madden Ltd.*	103,299	3,329,327
The Men’s Wearhouse, Inc.	38,315	1,809,234

		47,158,962

CONSUMER STAPLES (2.8%)
Boston Beer Co., Inc. Cl A*	3,853	854,441
Darling Ingredients Inc.*	122,765	2,249,055
Spectrum Brands Hldgs., Inc.	31,792	2,878,130
TreeHouse Foods, Inc.*	34,064	2,742,152
Village Super Market, Inc. Cl A	77,228	1,759,254

		10,483,032

ENERGY (5.3%)
Basic Energy Services, Inc.*	75,772	1,643,495
Kodiak Oil & Gas Corp.*	212,043	2,877,424
Matador Resources Co.*	90,290	2,333,997
Sanchez Energy Corp.*	116,100	3,048,786
Synergy Resources Corp.*	158,395	1,930,835
Targa Resources Corp.	34,985	4,763,907
Western Refining, Inc.	70,652	2,966,677

		19,565,121

FINANCIALS (9.4%)
American Assets Trust, Inc.	68,243	2,249,972
Cousins Properties, Inc.	175,575	2,098,121
Health Insurance Innovations, Inc. Cl A*	136,353	1,471,249
Investors Bancorp, Inc.	214,480	2,172,682
iShares Micro-Cap ETF	33,161	2,305,021
iShares Russell 2000 ETF	31,695	3,465,848
iShares Russell 2000 Growth ETF	35,015	4,541,095
Primerica, Inc.	55,825	2,691,882
PS Business Parks, Inc.	25,174	1,916,748
Sabra Health Care REIT, Inc.	122,853	2,987,785
Silvercrest Asset Mgmt. Group, Inc. Cl A	141,617	1,928,824
Southwest Bancorp, Inc.	138,535	2,271,974
Starwood Property Trust, Inc.	92,576	2,032,969
Stifel Financial Corp.*	59,787	2,803,412

		34,937,582

HEALTH CARE (20.6%)
Abiomed, Inc.*	124,494	3,091,186
Acorda Therapeutics, Inc.*	45,025	1,525,447
Alnylam Pharmaceuticals, Inc.*	37,464	2,925,938

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Anika Therapeutics, Inc.*	47,404	1,737,831
Auxilium Pharmaceuticals, Inc.*	22,377	667,953
BioScrip, Inc.*	324,745	2,243,988
BioSpecifics Technologies Corp.*	50,939	1,798,147
Bruker Corp.*	84,268	1,560,222
Cepheid, Inc.*	43,784	1,927,810
Cubist Pharmaceuticals, Inc.*	55,234	3,664,224
Cyberonics, Inc.*	41,402	2,118,126
DexCom, Inc.*	88,032	3,520,400
Emergent Biosolutions, Inc.*	145,010	3,090,163
Ensign Group, Inc.	48,035	1,671,618
Exact Sciences Corp.*	156,974	3,042,156
GW Pharmaceuticals PLC ADR*	18,727	1,514,078
HeartWare International, Inc.*	13,046	1,012,761
Insulet Corp.*	73,059	2,692,224
Isis Pharmaceuticals, Inc.*	49,013	1,903,175
Karyopharm Therapeutics, Inc.*	35,835	1,252,075
Medicines Co.*	46,429	1,036,295
Medidata Solutions, Inc.*	29,405	1,302,347
MWI Veterinary Supply, Inc.*	19,581	2,905,820
Neogen Corp.*	43,552	1,720,304
Omeros Corp.*	133,589	1,699,252
Omnicell, Inc.*	94,219	2,575,005
Pacific Biosciences of CA, Inc.*	168,260	826,157
PAREXEL International Corp.*	60,178	3,796,630
Pharmacyclics, Inc.*	18,958	2,226,238
Repros Therapeutics, Inc.*	31,086	307,751
Rigel Pharmaceuticals, Inc.*	180,795	350,742
Seattle Genetics, Inc.*	33,279	1,237,313
Sorrento Therapeutics, Inc.*	87,488	395,446
Sunesis Pharmaceuticals, Inc.*	36,265	258,932
Supernus Pharmaceuticals, Inc.*	355,272	3,087,314
Synageva BioPharma Corp.*	22,066	1,517,699
Team Health Hldgs., Inc.*	43,688	2,533,467
TearLab Corp.*	169,516	576,354
WellCare Health Plans, Inc.*	34,476	2,080,282
Wright Medical Group, Inc.*	100,742	3,052,483

		76,445,353

INDUSTRIALS (14.7%)
Allegiant Travel Co.	25,697	3,177,691
Applied Industrial Technologies, Inc.	49,210	2,246,437
Astronics Corp. Cl B*	27,223	1,293,112
Astronics Corp.*	136,117	6,490,059
AZZ, Inc.	85,455	3,569,455
Corporate Executive Board Co.	45,178	2,713,842
EnPro Industries, Inc.*	53,028	3,209,785
Healthcare Svcs. Group, Inc.	68,384	1,956,466
Miller (Herman), Inc.	65,669	1,960,220
Mueller Water Product, Inc. Cl A	343,027	2,840,264
On Assignment, Inc.*	149,355	4,010,182
Raven Industries, Inc.	145,919	3,560,424
Saia, Inc.*	97,050	4,809,798
Sun Hydraulics Corp.	82,624	3,105,836
Teledyne Technologies, Inc.*	37,860	3,559,219
Trex Co., Inc.*	107,565	3,718,522
Uti Worldwide, Inc.*	216,926	2,305,923

		54,527,235

INFORMATION TECHNOLOGY (23.5%)
Anixter International, Inc.	31,923	2,708,347
ARRIS Group, Inc.*	135,710	3,848,057
Aspen Technology, Inc.*	40,158	1,514,760

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Blackhawk Network Hldgs., Inc.*				50,301	1,629,752
CalAmp Corp.*				188,577	3,322,727
Cavium, Inc.*				90,710	4,511,008
CommVault Systems, Inc.*				50,157	2,527,913
comScore, Inc.*				106,102	3,863,174
Conversant, Inc.*				90,806	3,110,106
Cornerstone OnDemand, Inc.*				43,205	1,486,684
Electronics for Imaging, Inc.*				79,508	3,511,868
Euronet Worldwide, Inc.*				25,595	1,223,185
FEI Company				23,887	1,801,558
Guidewire Software, Inc.*				30,625	1,357,913
iGATE Corp.*				123,871	4,548,543
Imperva, Inc.*				128,433	3,689,880
Informatica Corp.*				48,274	1,652,902
LogMeIn, Inc.*				92,507	4,261,797
Manhattan Associates, Inc.*				52,905	1,768,085
MAXIMUS, Inc.				56,357	2,261,606
MaxLinear, Inc. Cl A*				345,741	2,378,698
Monolithic Power Systems, Inc.				91,942	4,050,045
Proofpoint, Inc.*				89,110	3,309,545
PTC, Inc.*				67,166	2,478,425
Qlik Technologies, Inc.*				144,105	3,896,599
Rogers Corp.*				67,146	3,676,915
Semtech Corp.*				88,975	2,415,671
Synaptics, Inc.*				39,961	2,925,145
Ultimate Software Group, Inc.*				17,496	2,475,859
Verint Systems, Inc.*				31,460	1,749,491
Web.com Group, Inc.*				35,728	713,131
WEX, Inc.*				20,366	2,246,777

					86,916,166

MATERIALS (4.9%)
A. Schulman, Inc.				70,513	2,549,750
Calgon Carbon Corp.*				99,018	1,918,969
CVR Partners LP				169,716	2,330,201
Fuller (H.B.) Co.				51,173	2,031,568
Horsehead Hldg. Corp.*				103,585	1,712,260
PolyOne Corp.				63,555	2,261,287
Resolute Forest Products*				192,454	3,009,981
U.S. Concrete, Inc.*				88,100	2,302,934

					18,116,950

TELECOMMUNICATION SERVICES (0.7%)
Consolidated Comms. Hldgs., Inc.				87,775	2,198,764
ORBCOMM, Inc.*				30,250	173,938

					2,372,702

UTILITIES (0.7%)
NorthWestern Corp.				52,778	2,394,010

TOTAL COMMON STOCKS (Cost: $299,805,334) 95.3%					352,917,113

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.9%)
Hershey Foods†	A-1	0.06	10/01/14	5,500,000	5,500,000
Piedmont Natural Gas Co.†	A-1	0.12	10/07/14	5,000,000	4,999,900
Toyota Motor Credit Corp.	A-1+	0.10	10/07/14	4,000,000	3,999,933

					14,499,833

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,499,833) 3.9%					14,499,833

TOTAL INVESTMENTS (Cost: $314,305,167) 99.2%					367,416,946

OTHER NET ASSETS 0.8%					2,945,447

NET ASSETS 100.0%					$370,362,393

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.8%)
Abercrombie & Fitch Co. Cl A	6,618	240,498
CST Brands, Inc.	11,010	395,810
Diamond Resorts Int’l., Inc.*	46,929	1,068,104
Dillard’s, Inc. Cl A	6,952	757,629
Discovery Communications, Inc. Cl A*	4,308	162,842
Discovery Communications, Inc. Cl C*	4,308	160,602
Jarden Corp.*	7,570	455,033
Liberty Interactive Corp. Cl A*	13,970	398,424
Macy’s, Inc.	10,890	633,580
Newell Rubbermaid, Inc.	29,569	1,017,469
Shutterfly, Inc.*	4,236	206,463
Taylor Morrison Home Corp. Cl A*	10,780	174,852
TRW Automotive Hldgs. Corp.*	7,775	787,219
Wiley (John) & Sons, Inc. Cl A	7,240	406,236

		6,864,761

CONSUMER STAPLES (2.6%)
Constellation Brands, Inc. Cl A*	6,620	576,999
Energizer Hldgs., Inc.	6,326	779,426
Ingredion, Inc.	5,000	378,950
Vector Group Ltd.	21,777	483,014

		2,218,389

ENERGY (5.6%)
Atwood Oceanics, Inc.*	7,153	312,515
Cameron International Corp.*	6,801	451,450
Denbury Resources, Inc.	31,012	466,110
Energy XXI (Bermuda) Ltd.	38,999	442,639
Noble Energy, Inc.	26,091	1,783,581
PBF Energy, Inc.	20,107	482,568
SandRidge Energy, Inc.*	71,258	305,697
Tesoro Corp.	11,031	672,670

		4,917,230

FINANCIALS (31.2%)
Alexander’s, Inc.	714	266,972
American Financial Group, Inc.	25,832	1,495,414
Ameriprise Financial, Inc.	13,756	1,697,215
Aon PLC	9,319	816,997
Apartment Investment & Management Co. Cl A	13,170	419,069
Associated Banc-Corp.	40,187	700,058
Assurant, Inc.	4,061	261,122
BOK Financial Corp.	8,990	597,655
Brandywine Realty Trust	37,145	522,630
CBL & Associates Pptys., Inc.	35,837	641,482
CIT Group, Inc.	9,170	421,453
Comerica, Inc.	13,337	664,983
DDR Corp.	22,425	375,170
Discover Financial Svcs.	14,717	947,628
Duke Realty Corp.	40,964	703,762
E*Trade Financial Corp.*	22,469	507,575
Equity Lifestyle Properties, Inc.	10,977	464,986
Everest Re Group Ltd.	4,978	806,486
Fifth Third Bancorp	37,386	748,468
First Niagara Financial Group, Inc.	64,348	536,019
General Growth Pptys., Inc.	24,150	568,733
Hartford Financial Svcs. Group, Inc.	22,989	856,340
Health Care REIT, Inc.	7,400	461,538
Highwoods Properties, Inc.	5,370	208,893
Home Properties, Inc.	11,552	672,788
Host Hotels & Resorts, Inc.	39,475	842,002

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Huntington Bancshares, Inc.	32,590	317,101
iShares Russell Mid-Cap Value ETF	24,820	1,737,400
KeyCorp	62,787	836,951
Kilroy Realty Corp.	6,993	415,664
Lincoln National Corp.	16,874	904,109
Progressive Corp.	19,008	480,522
ProLogis, Inc.	15,744	593,549
Reinsurance Grp. of America, Inc.	9,913	794,329
RLJ Lodging Trust	23,194	660,333
Starwood Property Trust, Inc.	18,594	408,324
SVB Financial Group*	4,044	453,292
Vornado Realty Trust	11,270	1,126,549
Voya Financial, Inc.	21,972	859,105
Weyerhaeuser Co.	12,640	402,710
Zions Bancorporation	6,358	184,763

		27,380,139

HEALTH CARE (9.0%)
Agilent Technologies, Inc.	12,889	734,415
Boston Scientific Corp.*	59,623	704,148
Cardinal Health, Inc.	9,818	735,565
CareFusion Corp.*	11,938	540,195
CIGNA Corp.	9,029	818,840
HCA Hldgs., Inc.*	16,207	1,142,918
Hospira, Inc.*	10,680	555,680
Humana, Inc.	8,003	1,042,711
MEDNAX, Inc.*	10,063	551,654
Mylan, Inc.*	10,199	463,953
Zimmer Hldgs., Inc.	6,023	605,613

		7,895,692

INDUSTRIALS (8.6%)
Alaska Air Group, Inc.	14,918	649,530
AZZ, Inc.	4,990	208,432
Carlisle Cos., Inc.	6,100	490,318
Joy Global, Inc.	10,347	564,325
L-3 Communications Hldgs., Inc.	8,563	1,018,312
Old Dominion Freight Line, Inc.*	15,788	1,115,264
Orbital Sciences Corp.*	18,891	525,170
Oshkosh Corp.	19,946	880,616
Snap-on, Inc.	3,601	436,009
Triumph Group, Inc.	15,905	1,034,620
United Rentals, Inc.*	5,342	593,496

		7,516,092

INFORMATION TECHNOLOGY (10.4%)
Analog Devices, Inc.	8,232	407,402
Avago Technologies Ltd.	8,861	770,907
Avnet, Inc.	14,598	605,817
Broadcom Corp. Cl A	14,180	573,156
Brocade Communications Systems, Inc.	38,938	423,256
CA, Inc.	23,464	655,584
Computer Sciences Corp.	10,381	634,798
F5 Networks, Inc.*	3,315	393,623
Fidelity Nat’l. Information Svcs., Inc.	8,000	450,400
Harris Corp.	7,641	507,362
KLA-Tencor Corp.	5,951	468,820
Lam Research Corp.	6,866	512,890
Symantec Corp.	21,129	496,743
Trimble Navigation Ltd.*	23,756	724,558
Western Digital Corp.	10,024	975,536
Xerox Corp.	42,445	561,547

		9,162,399

MATERIALS (7.6%)
CF Industries Hldgs., Inc.	2,346	655,050

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Crown Hldgs., Inc.*	48,458	2,157,350
Eastman Chemical Co.	12,070	976,342
International Paper Co.	12,219	583,335
Packaging Corp. of America	11,310	721,804
RPM International, Inc.	10,198	466,864
TimkenSteel Corp.	14,120	656,439
Westlake Chemical Corp.	5,461	472,868

		6,690,052

UTILITIES (10.3%)
Ameren Corp.	20,200	774,266
Atmos Energy Corp.	14,668	699,664
Consolidated Edison, Inc.	11,590	656,689
Edison International	24,772	1,385,250
Entergy Corp.	7,196	556,467
FirstEnergy Corp.	15,924	534,569
Great Plains Energy, Inc.	31,538	762,273
ITC Hldgs. Corp.	19,761	704,084
Northeast Utilities	8,802	389,929
PPL Corp.	23,713	778,735
Public Svc. Enterprise Group, Inc.	21,550	802,522
Sempra Energy	5,620	592,236
Westar Energy, Inc.	11,419	389,616

		9,026,300

TOTAL COMMON STOCKS (Cost: $68,608,879) 93.1%		81,671,054

SHORT-TERM DEBT SECURITIES:	Rating**	Rate(%)	Maturity	Face Amount	Value
COMMERCIAL PAPER (6.7%)
Du Pont (E.I.) de Nemours & Co.†	A-1	0.09	10/02/14	800,000	799,998
Medtronic, Inc.†	A-1+	0.07	12/09/14	1,400,000	1,399,812
New Jersey Natural Gas	A-1	0.08	10/01/14	1,000,000	1,000,000
Toyota Motor Credit Corp.	A-1+	0.10	10/15/14	500,000	499,981
Washington Gas Light Co.	A-1+	0.10	10/01/14	1,770,000	1,770,000
Wisconsin Power & Light	A-1	0.09	10/01/14	400,000	400,000

					5,869,791

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,869,791) 6.7%					5,869,791

TOTAL INVESTMENTS (Cost: $74,478,670) 99.8%					87,540,845

OTHER NET ASSETS 0.2%					201,141

NET ASSETS 100.0%					$87,741,986

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.1%)
Aaron’s, Inc.	37,463	911,100
Abercrombie & Fitch Co. Cl A	41,664	1,514,070
Advance Auto Parts, Inc.	42,176	5,495,533
AMC Networks, Inc. Cl A*	34,155	1,995,335
American Eagle Outfitters, Inc.	99,313	1,442,025
ANN, Inc.*	26,414	1,086,408
Apollo Education Group, Inc.*	57,401	1,443,635
Ascena Retail Group, Inc.*	75,853	1,008,845
Bally Technologies, Inc.*	22,123	1,785,326
Big Lots, Inc.	32,805	1,412,255
Brinker International, Inc.	37,191	1,888,931
Brunswick Corp.	53,505	2,254,701
Cabela’s, Inc.*	27,396	1,613,624
Carter’s, Inc.	30,794	2,387,151
Cheesecake Factory, Inc.	26,544	1,207,752
Chico’s FAS, Inc.	88,570	1,308,179
Cinemark Hldgs., Inc.	60,578	2,062,075
CST Brands, Inc.	43,470	1,562,747
Deckers Outdoor Corp.*	19,794	1,923,581
Devry Education Group Inc.	33,310	1,426,001
Dick’s Sporting Goods, Inc.	57,898	2,540,564
Domino’s Pizza, Inc.	31,813	2,448,328
DreamWorks Animation SKG Cl A*	41,424	1,129,632
Foot Locker, Inc.	83,443	4,643,603
Gentex Corp.	84,685	2,267,017
Graham Hldgs. Co. Cl B	2,543	1,779,057
Guess?, Inc.	36,902	810,737
Hanesbrands, Inc.	58,193	6,252,256
HSN, Inc.	18,613	1,142,280
International Game Technology	142,682	2,407,045
International Speedway Corp. Cl A	16,251	514,182
Jarden Corp.*	69,038	4,149,874
Kate Spade & Co.*	73,937	1,939,368
KB Home	53,078	792,985
Lamar Advertising Co. Cl A	46,177	2,274,217
Life Time Fitness, Inc.*	20,956	1,057,021
Live Nation Entertainment, Inc.*	83,329	2,001,563
LKQ Corp.*	175,673	4,671,145
MDC Hldgs., Inc.	22,857	578,739
Meredith Corp.	21,070	901,796
Murphy USA, Inc.*	24,917	1,322,096
New York Times Co. Cl A	75,311	844,989
NVR, Inc.*	2,310	2,610,346
Office Depot, Inc.*	278,139	1,429,634
Panera Bread Co. Cl A*	14,844	2,415,416
Penney (J.C.) Co., Inc.*	176,180	1,768,847
Polaris Industries, Inc.	34,828	5,216,886
Rent-A-Center, Inc.	30,474	924,886
Service Corp. International	122,551	2,590,728
Signet Jewelers Ltd.	46,527	5,299,891
Sotheby’s	35,702	1,275,275
Tempur Sealy Int’l., Inc.*	35,161	1,974,993
The Wendy’s Co.	156,597	1,293,491
Thor Industries, Inc.	26,850	1,382,775
Time, Inc.*	61,496	1,440,851
Toll Brothers, Inc.*	94,944	2,958,455
Tupperware Brands Corp.	29,407	2,030,259
Wiley (John) & Sons, Inc. Cl A	27,141	1,522,882
Williams-Sonoma, Inc.	51,125	3,403,391

		121,736,774

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

CONSUMER STAPLES (3.0%)
Church & Dwight Co., Inc.	77,485	5,436,348
Dean Foods Co.	54,312	719,634
Energizer Hldgs., Inc.	35,618	4,388,494
Flowers Foods, Inc.	107,612	1,975,756
Hain Celestial Group, Inc.*	29,047	2,972,960
Ingredion, Inc.	43,244	3,277,463
Lancaster Colony Corp.	11,202	955,307
Post Hldgs., Inc.*	26,196	869,183
SUPERVALU, Inc.*	121,716	1,088,141
Tootsie Roll Industries, Inc.	11,604	324,796
United Natural Foods, Inc.*	28,420	1,746,693
Universal Corp.	13,223	586,969
WhiteWave Foods Co. Cl A*	101,816	3,698,975

		28,040,719

ENERGY (5.1%)
Atwood Oceanics, Inc.*	34,547	1,509,358
Bill Barrett Corp.*	28,999	639,138
CARBO Ceramics, Inc.	12,013	711,530
Dresser-Rand Group, Inc.*	44,279	3,642,391
Dril-Quip, Inc.*	23,185	2,072,739
Energen Corp.	42,674	3,082,770
Gulfport Energy Corp.*	49,630	2,650,242
Helix Energy Solutions Group*	56,587	1,248,309
HollyFrontier Corp.	114,752	5,012,367
Oceaneering Int’l., Inc.	62,812	4,093,458
Oil States International, Inc.*	31,222	1,932,642
Patterson-UTI Energy, Inc.	82,914	2,697,192
Peabody Energy Corp.	156,815	1,941,370
Rosetta Resources, Inc.*	35,554	1,584,286
Rowan Companies PLC Cl A	72,270	1,829,154
SM Energy Co.	38,733	3,021,174
Superior Energy Services, Inc.	89,397	2,938,479
Tidewater, Inc.	28,897	1,127,850
Unit Corp.*	26,610	1,560,677
World Fuel Services Corp.	41,925	1,673,646
WPX Energy, Inc.*	117,088	2,817,137

		47,785,909

FINANCIALS (21.2%)
Alexander & Baldwin, Inc.	26,354	947,953
Alexandria Real Estate Equities, Inc.	41,366	3,050,743
Alleghany Corp.*	9,463	3,956,953
American Campus Communities, Inc.	60,606	2,209,089
American Financial Group, Inc.	43,339	2,508,895
Aspen Insurance Hldgs. Ltd.	37,899	1,620,940
Associated Banc-Corp.	89,013	1,550,606
Astoria Financial Corp.	50,588	626,785
BancorpSouth, Inc.	48,399	974,756
Bank of Hawaii Corp.	25,397	1,442,804
Berkley (W.R.) Corp.	59,068	2,823,450
BioMed Realty Trust, Inc.	112,570	2,273,914
Brown & Brown, Inc.	68,117	2,189,962
Camden Property Trust	49,392	3,384,834
Cathay General Bancorp	42,750	1,061,483
CBOE Holdings, Inc.	49,673	2,658,747
City National Corp.	27,362	2,070,483
Commerce Bancshares, Inc.	45,153	2,015,856
Corporate Office Pptys. Trust	50,240	1,292,173
Corrections Corp. of America	67,602	2,322,805
Cullen/Frost Bankers, Inc.	31,394	2,401,955
Duke Realty Corp.	198,022	3,402,018
East West Bancorp, Inc.	82,477	2,804,218
Eaton Vance Corp.	69,134	2,608,426
Equity One, Inc.	44,218	956,435

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Everest Re Group Ltd.	26,246	4,252,114
Extra Space Storage, Inc.	63,587	3,279,182
Federal Realty Investment Trust	39,010	4,621,125
Federated Investors, Inc. Cl B	55,372	1,625,722
First American Financial Corp.	62,310	1,689,847
First Horizon National Corp.	135,339	1,661,963
First Niagara Financial Group, Inc.	203,859	1,698,145
FirstMerit Corp.	95,369	1,678,494
Fulton Financial Corp.	107,888	1,195,399
Gallagher (Arthur J.) & Co.	92,194	4,181,920
Hancock Hldg. Co.	46,811	1,500,293
Hanover Insurance Group, Inc.	25,440	1,562,525
HCC Insurance Hldgs., Inc.	57,815	2,791,886
Highwoods Properties, Inc.	52,340	2,036,026
Home Properties, Inc.	33,010	1,922,502
Hospitality Properties Trust	87,016	2,336,380
International Bancshares Corp.	33,364	822,923
Janus Capital Group, Inc.	87,216	1,268,121
Jones Lang LaSalle, Inc.	25,824	3,262,604
Kemper Corp.	29,007	990,589
Kilroy Realty Corp.	47,920	2,848,365
LaSalle Hotel Propertie	60,521	2,072,239
Liberty Property Trust	85,959	2,858,996
Mack-Cali Realty Corp.	48,405	925,020
Mercury General Corp.	20,934	1,021,789
Mid-America Apt. Communities, Inc.	43,413	2,850,063
MSCI, Inc. Cl A	68,047	3,199,570
National Retail Pptys., Inc.	72,408	2,503,145
New York Community Bancorp, Inc.	253,759	4,027,155
Old Republic Int’l. Corp.	140,084	2,000,400
Omega Healthcare Investors, Inc.	73,634	2,517,546
PacWest Bancorp	55,808	2,300,964
Potlatch Corp.	23,410	941,316
Primerica, Inc.	31,334	1,510,925
Prosperity Bancshares, Inc.	34,317	1,961,903
Protective Life Corp.	45,557	3,162,111
Raymond James Financial, Inc.	72,369	3,877,531
Rayonier, Inc.	73,400	2,285,676
Realty Income Corp.	128,713	5,250,203
Regency Centers Corp.	53,231	2,865,425
Reinsurance Grp. of America, Inc.	39,650	3,177,155
RenaissanceRe Hldgs. Ltd.	23,466	2,346,365
SEI Investments Co.	76,080	2,751,053
Senior Housing Pptys. Trust	118,450	2,477,974
Signature Bank*	28,847	3,232,595
SL Green Realty Corp	55,198	5,592,661
SLM Corp.	243,579	2,085,036
StanCorp Financial Group, Inc.	25,267	1,596,369
SVB Financial Group*	29,290	3,283,116
Synovus Financial Corp.	79,235	1,873,115
Taubman Centers, Inc.	36,455	2,661,215
TCF Financial Corp.	96,366	1,496,564
Trustmark Corp.	38,639	890,049
UDR, Inc.	145,067	3,953,076
Umpqua Hldgs. Corp.	107,894	1,777,014
Valley National Bancorp	108,943	1,055,658
Waddell & Reed Financial, Inc. Cl A	49,057	2,535,756
Washington Federal, Inc.	57,700	1,174,772
Washington Prime Group, Inc.	88,344	1,544,253
Webster Financial Corp.	52,139	1,519,330
Weingarten Realty Investors	64,730	2,038,995

		197,576,506

HEALTH CARE (9.3%)
Align Technology, Inc.*	41,678	2,153,919

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Allscripts Healthcare Solutions, Inc.*	98,867	1,326,301
Bio-Rad Laboratories, Inc. Cl A*	11,827	1,341,182
Centene Corporation*	33,764	2,792,620
Charles River Laboratories Int’l., Inc.*	27,010	1,613,577
Community Health Systems, Inc.*	66,259	3,630,331
Cooper Companies, Inc.	27,641	4,305,086
Covance, Inc.*	32,970	2,594,739
Cubist Pharmaceuticals, Inc.*	43,507	2,886,254
Endo International PLC*	88,720	6,063,125
Health Net, Inc.*	46,597	2,148,588
Hill-Rom Hldgs., Inc.	33,139	1,372,949
HMS Hldgs. Corp.*	51,025	961,821
Hologic, Inc.*	139,842	3,402,356
IDEXX Laboratories, Inc.*	29,206	3,441,343
LifePoint Hospitals, Inc.*	25,959	1,796,103
MEDNAX, Inc.*	57,621	3,158,783
Mettler-Toledo Int’l., Inc.*	16,759	4,292,483
Omnicare, Inc.	56,598	3,523,791
Owens & Minor, Inc.	36,481	1,194,388
ResMed, Inc.	81,429	4,012,007
Salix Pharmaceuticals Ltd.*	36,880	5,762,131
Schein (Henry), Inc.*	49,048	5,712,621
Sirona Dental Systems, Inc.*	31,937	2,448,929
STERIS Corp.	34,361	1,854,120
Techne Corp.	21,434	2,005,151
Teleflex, Inc.	23,984	2,519,279
Thoratec Corp.*	32,504	868,832
United Therapeutics Corp.*	27,507	3,538,776
VCA Inc.*	49,662	1,953,206
WellCare Health Plans, Inc.*	25,104	1,514,775

		86,189,566

INDUSTRIALS (15.4%)
Acuity Brands, Inc.	25,001	2,942,868
AECOM Technology Corp.*	57,735	1,948,556
AGCO Corp.	49,751	2,261,680
Alaska Air Group, Inc.	78,446	3,415,539
Alliant TechSystems, Inc.	18,541	2,366,573
B/E Aerospace, Inc.*	60,955	5,116,563
Carlisle Cos., Inc.	37,043	2,977,516
Civeo Corp.	61,198	710,509
CLARCOR, Inc.	28,818	1,817,839
Clean Harbors, Inc.*	31,927	1,721,504
Con-way, Inc.	32,907	1,563,083
Copart, Inc.*	65,997	2,066,696
Corporate Executive Board Co.	19,511	1,172,026
Crane Co.	28,654	1,811,219
Deluxe Corp.	28,786	1,587,836
Donaldson Co., Inc.	76,891	3,124,081
Donnelley (R.R.) & Sons Co.	115,733	1,904,965
Esterline Technologies Corp.*	18,529	2,061,722
Exelis, Inc.	108,756	1,798,824
Fortune Brands Home & Security, Inc.	92,577	3,805,840
FTI Consulting, Inc.*	23,777	831,244
GATX Corp.	25,734	1,502,094
Genesee & Wyoming, Inc. Cl A*	29,628	2,823,845
Graco, Inc.	34,685	2,531,311
Granite Construction, Inc.	20,878	664,129
Harsco Corp.	46,797	1,001,924
HNI Corp.	26,174	942,002
Hubbell, Inc. Cl B	31,513	3,798,262
Hunt (J.B.) Transport Svcs., Inc.	52,517	3,888,884
Huntington Ingalls Industries, Inc.	28,205	2,939,243
IDEX Corp.	46,350	3,354,350
ITT Corp.	52,761	2,371,079

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

JetBlue Airways Corp*	140,158	1,488,478
KBR, Inc.	84,574	1,592,528
Kennametal, Inc.	45,735	1,889,313
Kirby Corp.*	33,084	3,898,949
Landstar System, Inc.	25,599	1,847,992
Lennox International, Inc.	26,001	1,998,697
Lincoln Electric Hldgs., Inc.	46,042	3,183,114
Manpowergroup, Inc.	45,684	3,202,448
Miller (Herman), Inc.	34,495	1,029,676
MSA Safety, Inc.	18,147	896,462
MSC Industrial Direct Co., Inc. Cl A	29,630	2,532,180
Nordson Corp.	33,870	2,576,491
NOW, Inc.*	61,126	1,858,842
Old Dominion Freight Line, Inc.*	39,323	2,777,777
Oshkosh Corp.	48,649	2,147,853
Regal-Beloit Corp.	26,220	1,684,635
Rollins, Inc.	36,940	1,081,603
Smith (A.O.) Corp.	43,786	2,070,202
SPX Corp.	24,681	2,318,286
Terex Corp.	64,168	2,038,617
Timken Co.	44,224	1,874,655
Towers Watson & Co. Cl A	40,849	4,064,476
Trinity Industries, Inc.	89,532	4,182,935
Triumph Group, Inc.	29,629	1,927,366
URS Corp.	40,007	2,304,803
Valmont Industries, Inc.	15,406	2,078,732
Wabtec Corp.	55,353	4,485,807
Waste Connections, Inc.	72,081	3,497,370
Watsco, Inc.	15,882	1,368,711
Werner Enterprises, Inc.	25,692	647,438
Woodward, Inc.	33,989	1,618,556

		142,988,798

INFORMATION TECHNOLOGY (16.1%)
3D Systems Corp.*	59,717	2,769,077
ACI Worldwide, Inc.*	66,447	1,246,546
Acxiom Corp.*	44,817	741,721
Adtran, Inc.	31,545	647,619
Advanced Micro Devices, Inc.*	358,429	1,222,243
Advent Software, Inc.	25,777	813,522
ANSYS, Inc.*	53,533	4,050,842
AOL, Inc.*	46,319	2,082,039
ARRIS Group, Inc.*	76,826	2,178,401
Arrow Electronics, Inc.*	57,064	3,158,492
Atmel Corp.*	245,695	1,985,216
Avnet, Inc.	79,605	3,303,608
Belden, Inc.	25,001	1,600,564
Broadridge Financial Solutions, Inc.	69,058	2,874,885
Cadence Design Systems, Inc.*	166,546	2,866,257
Ciena Corp.*	62,057	1,037,593
Cognex Corp*	50,114	2,018,091
CommVault Systems, Inc.*	24,656	1,242,662
Compuware Corp.	127,298	1,350,632
Concur Technologies, Inc.*	27,689	3,511,519
Convergys Corp.	58,403	1,040,741
Conversant, Inc.*	34,815	1,192,414
CoreLogic, Inc.*	52,587	1,423,530
Cree, Inc.*	69,980	2,865,681
Cypress Semiconductor Corp.	84,958	838,960
Diebold, Inc.	37,413	1,321,427
DST Systems, Inc.	17,803	1,494,028
Equinix, Inc.*	30,495	6,479,579
FactSet Research Systems, Inc.	22,588	2,745,120
Fair Isaac Corp.	18,570	1,023,207
Fairchild Semiconductor Int’l., Inc.*	70,051	1,087,892

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

FEI Company	24,244	1,828,482
Fortinet, Inc.*	80,497	2,033,757
Gartner, Inc.*	51,579	3,789,509
Global Payments, Inc.	39,530	2,762,356
Henry (Jack) & Associates, Inc.	47,572	2,647,858
Informatica Corp.*	64,602	2,211,972
Ingram Micro, Inc. Cl A*	90,384	2,332,811
Integrated Device Technology, Inc.*	86,951	1,386,868
InterDigital, Inc.	23,221	924,660
International Rectifier Corp.*	41,383	1,623,869
Intersil Corp. Cl A	75,445	1,072,073
Itron, Inc.*	22,632	889,664
JDS Uniphase Corp.*	133,271	1,705,869
Knowles Corp.*	49,549	1,313,049
Leidos Hldgs., Inc.	35,606	1,222,354
Lexmark International, Inc. Cl A	36,504	1,551,420
Mentor Graphics Corp.	56,060	1,148,950
National Instruments Corp.	58,670	1,814,663
NCR Corp.*	97,487	3,257,041
NeuStar, Inc. Cl A*	32,861	815,939
Plantronics, Inc.	24,950	1,192,111
Polycom, Inc.*	79,295	974,139
PTC, Inc.*	67,824	2,502,706
Rackspace Hosting, Inc.*	67,159	2,186,025
RF Micro Devices, Inc.*	169,078	1,951,160
Riverbed Technology, Inc.*	92,721	1,719,511
Rovi Corp.*	54,904	1,084,080
Science Applications Int’l. Corp.	23,499	1,039,361
Semtech Corp.*	39,222	1,064,877
Silicon Laboratories, Inc.*	23,530	956,259
Skyworks Solutions, Inc.	109,536	6,358,565
SolarWinds, Inc.*	38,106	1,602,357
Solera Hldgs., Inc.	39,630	2,233,547
SunEdison, Inc.*	146,451	2,764,995
Synopsys, Inc.*	89,823	3,565,524
Tech Data Corp.*	22,084	1,299,864
Teradyne, Inc.	118,674	2,301,089
TIBCO Software, Inc.*	88,093	2,081,638
Trimble Navigation Ltd.*	151,824	4,630,632
Ultimate Software Group, Inc.*	15,968	2,259,632
VeriFone Systems, Inc.*	65,769	2,261,138
Vishay Intertechnology, Inc.	78,076	1,115,706
WEX, Inc.*	22,626	2,496,100
Zebra Technologies Corp. Cl A*	29,692	2,107,241

		150,295,529

MATERIALS (7.2%)
Albemarle Corp.	45,504	2,680,186
AptarGroup, Inc.	37,715	2,289,301
Ashland, Inc.	41,331	4,302,557
Cabot Corp.	37,620	1,909,967
Carpenter Technology Corp.	30,959	1,397,799
Cliffs Natural Resources, Inc.	91,374	948,462
Commercial Metals Co.	68,192	1,164,037
Compass Minerals Int’l., Inc.	19,429	1,637,476
Cytec Industries, Inc.	41,451	1,960,218
Domtar Corp.	37,647	1,322,539
Eagle Materials, Inc.	28,825	2,935,250
Greif, Inc. Cl A	19,499	854,251
Louisiana-Pacific Corp.*	82,412	1,119,979
Minerals Technologies, Inc.	19,500	1,203,345
NewMarket Corp.	6,213	2,367,277
Olin Corp.	45,292	1,143,623
Packaging Corp. of America	56,883	3,630,273
PolyOne Corp.	52,490	1,867,594

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Rayonier Advanced Materials, Inc.	24,316	800,240
Reliance Steel & Aluminum Co.	45,286	3,097,562
Rock-Tenn Co. Cl A	81,917	3,897,611
Royal Gold, Inc.	38,337	2,489,605
RPM International, Inc.	76,889	3,519,978
Scotts Miracle-Gro Co. Cl A	25,664	1,411,520
Sensient Technologies Corp.	27,928	1,462,031
Silgan Hldgs., Inc.	25,231	1,185,857
Sonoco Products Co.	58,736	2,307,737
Steel Dynamics, Inc.	140,188	3,169,651
TimkenSteel Corp.	21,445	996,978
United States Steel Corp.	83,520	3,271,478
Valspar Corp.	43,932	3,470,189
Worthington Industries, Inc.	29,666	1,104,169

		66,918,740

TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	57,778	1,384,361
tw telecom inc*	80,610	3,354,182

		4,738,543

UTILITIES (4.4%)
Alliant Energy Corp.	63,965	3,544,301
Aqua America, Inc.	101,865	2,396,884
Atmos Energy Corp.	57,998	2,766,505
Black Hills Corp.	25,754	1,233,102
Cleco Corp.	34,966	1,683,613
Great Plains Energy, Inc.	88,310	2,134,453
Hawaiian Electric Industries, Inc.	59,182	1,571,282
Idacorp, Inc.	28,929	1,550,884
MDU Resources Group	111,854	3,110,660
National Fuel Gas Co.	48,540	3,397,315
OGE Energy Corp.	114,292	4,241,376
ONE Gas, Inc.	29,984	1,026,952
PNM Resources, Inc.	45,778	1,140,330
Questar Corp.	101,799	2,269,100
UGI Corp.	98,948	3,373,137
Vectren Corp.	47,378	1,890,382
Westar Energy, Inc.	74,607	2,545,591
WGL Hldgs., Inc.	29,864	1,257,872

		41,133,739

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $651,197,144) 95.3%		887,404,823

	Rating**		Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1	+	0.02	10/09/14	4,800,000	4,799,979

COMMERCIAL PAPER (4.1%)
Hershey Foods†	A-1		0.06	10/01/14	5,500,000	5,500,000
National Rural Utilities	A-1		0.09	10/24/14	820,000	819,953
New Jersey Natural Gas	A-1		0.07	10/21/14	6,000,000	5,999,767
Piedmont Natural Gas Co.†	A-1		0.12	10/07/14	9,000,000	8,999,820
Piedmont Natural Gas Co.†	A-1		0.13	10/02/14	4,500,000	4,499,984
Procter & Gamble Co.†	A-1	+	0.09	10/28/14	1,500,000	1,499,899
Wisconsin Gas Co.	A-1		0.11	10/02/14	4,500,000	4,499,986
Wisconsin Gas Co.	A-1		0.11	10/10/14	4,000,000	3,999,890
Wisconsin Power & Light	A-1		0.09	10/01/14	2,800,000	2,800,000

						38,619,299

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $43,419,278) 4.6%						43,419,278

TEMPORARY CASH INVESTMENTS (2) (Cost: $412,100) 0.0% (3)						412,100

TOTAL INVESTMENTS (Cost: $695,028,522) 99.9%						931,236,201

OTHER NET ASSETS 0.1%						510,546

NET ASSETS 100.0%						$931,746,747

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (98.2%)
iShares MSCI EAFE ETF	1,097,718	70,385,678
iShares MSCI EAFE Growth ETF	249,374	16,982,369
iShares MSCI EAFE Small-Cap ETF	177,935	8,629,848
iShares MSCI EAFE Value ETF	311,618	17,036,156
iShares MSCI Emerging Markets ETF	160,271	9,584,206
Vanguard FTSE Developed Markets ETF	2,416,800	96,067,800
Vanguard FTSE Europe ETF	424,630	23,448,069
Vanguard FTSE Pacific ETF	220,480	13,074,464

		255,208,590

TOTAL COMMON STOCKS (Cost: $239,750,738) 98.2%		255,208,590

SHORT-TERM DEBT SECURITIES:	Rating**		Rate(%)	Maturity	Face Amount	Value
COMMERCIAL PAPER (1.5%)
General Electric Capital Corp.	A-1	+	0.12	12/08/14	1,000,000	999,773
Medtronic, Inc.†	A-1	+	0.07	12/09/14	500,000	499,933
Toyota Motor Credit Corp.	A-1	+	0.12	12/17/14	1,500,000	1,499,615
Toyota Motor Credit Corp.	A-1	+	0.10	10/07/14	1,000,000	999,983

						3,999,304

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,999,304) 1.5%						3,999,304

TOTAL INVESTMENTS (Cost: $243,750,042) 99.7%						259,207,894

OTHER NET ASSETS 0.3%						789,252

NET ASSETS 100.0%						$259,997,146

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.2%)
Amazon.com, Inc.*	4,186	1,349,734
AutoZone, Inc.*	1,117	569,290
Discovery Communications, Inc. Cl A*	6,512	246,154
Discovery Communications, Inc. Cl C*	6,512	242,767
Disney (Walt) Co.	19,331	1,721,039
Dollar Tree, Inc.*	4,736	265,548
Ford Motor Co.	28,832	426,425
General Motors Co.	13,723	438,313
Home Depot, Inc.	13,072	1,199,225
Johnson Controls, Inc.	7,051	310,244
Macy’s, Inc.	13,345	776,412
McDonald’s Corp.	11,005	1,043,384
Priceline Group Inc.*	433	501,665
Starbucks Corp.	14,254	1,075,607
Target Corp.	13,267	831,576
Time Warner Cable, Inc.	7,231	1,037,576
Time Warner, Inc.	12,173	915,531
Viacom, Inc. Cl B	8,691	668,686

		13,619,176

CONSUMER STAPLES (5.3%)
Coca-Cola Co.	18,383	784,219
Colgate-Palmolive Co.	10,234	667,461
Constellation Brands, Inc. Cl A*	10,942	953,705
Estee Lauder Cos., Inc. Cl A	9,757	729,043
Mead Johnson Nutrition Co.	4,122	396,619
Mondelez International, Inc. Cl A	15,121	518,121
PepsiCo, Inc.	11,994	1,116,521
Philip Morris Int’l., Inc.	7,965	664,281
Proctor & Gamble Co.	20,662	1,730,236
Sysco Corp.	14,710	558,245
Tyson Foods, Inc. Cl A	12,429	489,330
Wal-Mart Stores, Inc.	16,847	1,288,290

		9,896,071

ENERGY (6.3%)
Anadarko Petroleum Corp.	9,324	945,827
Apache Corp.	6,381	598,984
Chevron Corp.	8,510	1,015,413
EOG Resources, Inc.	9,137	904,746
Exxon Mobil Corp.	34,436	3,238,706
Halliburton Co.	21,212	1,368,386
Hess Corp.	6,173	582,237
National Oilwell Varco, Inc.	9,544	726,298
Noble Energy, Inc.	16,340	1,117,002
Occidental Petroleum Corp.	10,048	966,115
Range Resources Corp.	5,361	363,529

		11,827,243

FINANCIALS (9.2%)
American Int’l. Group, Inc.	19,438	1,050,041
Aon PLC	6,214	544,781
Bank of America Corp.	71,077	1,211,863
Berkshire Hathaway, Inc. Cl B*	8,022	1,108,159
Capital One Financial Corp.	19,282	1,573,797
Citigroup, Inc.	18,717	969,915
Comerica, Inc.	13,471	671,664
Franklin Resources, Inc.	7,434	405,971
Goldman Sachs Group, Inc.	6,635	1,217,987
Host Hotels & Resorts, Inc.	26,697	569,447
JPMorgan Chase & Co.	42,616	2,567,188

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

MetLife, Inc.	19,364	1,040,234
PNC Financial Svcs. Grp., Inc.	8,643	739,668
Simon Property Group, Inc.	6,905	1,135,320
Wells Fargo & Co.	41,555	2,155,458
Zions Bancorporation	18,456	536,331

		17,497,824

HEALTH CARE (8.6%)
Abbott Laboratories	19,877	826,684
Actavis PLC*	2,956	713,224
Allergan, Inc.	2,744	488,953
Biogen Idec, Inc.*	2,876	951,410
Celgene Corp.*	10,935	1,036,419
Cerner Corp.*	5,307	316,138
Covidien PLC	11,804	1,021,164
Express Scripts Hldg. Co.*	8,293	585,735
Gilead Sciences, Inc.*	16,070	1,710,652
Humana, Inc.	2,915	379,795
McKesson Corp.	3,527	686,601
Medtronic, Inc.	8,024	497,087
Merck & Co., Inc.	29,654	1,757,889
Mylan, Inc.*	28,914	1,315,298
Pfizer, Inc.	67,135	1,985,182
St. Jude Medical, Inc.	5,447	327,528
Stryker Corp.	7,260	586,245
UnitedHealth Group, Inc.	8,349	720,101
Vertex Pharmaceuticals, Inc.*	3,560	399,824

		16,305,929

INDUSTRIALS (6.3%)
Boeing Co.	14,247	1,814,783
Cummins, Inc.	7,237	955,139
Delta Air Lines, Inc.	16,346	590,908
Expeditors Int’l. of Wash.	13,292	539,389
FedEx Corp.	7,248	1,170,190
General Electric Co.	63,173	1,618,492
Precision Castparts Corp.	5,682	1,345,952
Roper Industries, Inc.	14,431	2,111,111
Tyco International Ltd.	12,755	568,490
Union Pacific Corp.	10,139	1,099,270

		11,813,724

INFORMATION TECHNOLOGY (11.0%)
Analog Devices, Inc.	8,090	400,374
Apple, Inc.	51,026	5,140,871
Automatic Data Processing, Inc.	8,649	718,559
Broadcom Corp. Cl A	10,110	408,646
Cisco Systems, Inc.	38,347	965,194
F5 Networks, Inc.*	2,580	306,349
Facebook, Inc. Cl A*	13,726	1,084,903
Google, Inc. Cl A*	1,934	1,137,985
Google, Inc. Cl C*	1,934	1,116,614
Intel Corp.	19,711	686,337
KLA-Tencor Corp.	4,314	339,857
MasterCard, Inc. Cl A	10,899	805,654
Micron Technology, Inc.*	14,207	486,732
Microsoft Corp.	44,000	2,039,840
NetApp, Inc.	2,353	101,085
Oracle Corp.	27,405	1,049,063
QUALCOMM, Inc.	15,668	1,171,496
Salesforce.com, inc.*	24,335	1,399,993
Teradata Corp.*	8,075	338,504
Texas Instruments, Inc.	9,506	453,341
Yahoo!, Inc.*	15,055	613,491

		20,764,888

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

MATERIALS (2.0%)
Ball Corp.	11,467	725,517
CF Industries Hldgs., Inc.	2,086	582,453
Dow Chemical Co.	15,429	809,097
Eastman Chemical Co.	12,151	982,894
FMC Corp.	3,568	204,054
Freeport-McMoRan Copper & Gold, Inc.	15,739	513,878

		3,817,893

TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	36,824	1,297,678
Verizon Communications, Inc.	15,780	788,842

		2,086,520

UTILITIES (1.6%)
Ameren Corp.	4,447	170,454
Dominion Resources, Inc.	13,183	910,813
Edison International	7,625	426,390
PPL Corp.	8,459	277,794
Public Svc. Enterprise Group, Inc.	14,857	553,275
Sempra Energy	6,936	730,916

		3,069,642

TOTAL COMMON STOCKS (Cost: $70,954,838) 58.6%		110,698,910

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.8%)
U.S. Treasury Note	AA+	2.00	11/30/20	250,000	248,652
U.S. Treasury Strip	AA+	0.00	11/15/16	1,000,000	801,418
U.S. Treasury Strip	AA+	0.00	08/15/21	300,000	255,987
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	5,964,887
U.S. Treasury Strip	AA+	0.00	08/15/28	6,000,000	3,944,515
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,477,425

					14,692,884

U.S. GOVERNMENT AGENCIES (12.8%)
MORTGAGE-BACKED OBLIGATIONS (12.6%)
FHARM	AA+	2.38	04/01/37	81,127	86,866
FHARM	AA+	2.38	09/01/39	53,772	57,087
FHARM	AA+	5.24	02/01/36	48,057	50,959
FHARM	AA+	5.43	05/01/37	33,373	34,987
FHARM	AA+	5.77	03/01/37	18,415	19,693
FHLMC	AA+	2.50	09/01/27	408,361	412,515
FHLMC	AA+	3.00	06/01/27	219,367	225,888
FHLMC	AA+	3.00	08/01/27	362,075	372,838
FHLMC	AA+	3.00	10/15/37	330,618	334,218
FHLMC	AA+	3.00	11/01/42	299,038	296,693
FHLMC	AA+	3.00	04/01/43	385,398	382,835
FHLMC	AA+	3.50	01/01/43	459,780	469,858
FHLMC	AA+	4.00	02/01/25	79,363	84,369
FHLMC	AA+	4.00	03/01/41	294,597	310,577
FHLMC	AA+	4.00	07/01/41	282,500	299,056
FHLMC	AA+	4.00	11/01/42	224,027	236,475
FHLMC	AA+	4.50	08/01/34	73,244	79,459
FHLMC	AA+	4.50	08/15/35	92,037	100,360
FHLMC	AA+	5.00	02/01/26	40,227	44,275
FHLMC	AA+	5.00	10/01/40	517,379	572,341
FHLMC	AA+	5.24	02/01/44	343,966	373,195
FHLMC	AA+	5.50	07/01/32	77,102	86,037
FHLMC	AA+	5.50	05/01/33	129,442	144,672
FHLMC	AA+	5.50	06/01/37	152,915	171,514

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

FHLMC	AA+	6.00	03/15/32	69,350	75,812
FHLMC Strip	AA+	3.00	01/15/43	453,033	448,115
FNMA	AA+	2.42	05/01/43	451,383	448,809
FNMA	AA+	3.00	06/01/33	456,018	463,053
FNMA	AA+	3.00	09/01/33	374,900	380,684
FNMA	AA+	3.00	12/01/42	434,355	425,168
FNMA	AA+	3.00	02/01/43	251,978	248,748
FNMA	AA+	3.00	03/01/43	470,056	466,237
FNMA	AA+	3.50	03/25/28	326,556	334,843
FNMA	AA+	3.50	08/01/38	336,851	345,986
FNMA	AA+	3.50	10/01/41	220,399	226,101
FNMA	AA+	3.50	12/01/41	385,605	395,580
FNMA	AA+	3.50	04/01/42	443,194	455,387
FNMA	AA+	3.50	04/01/42	539,637	552,627
FNMA	AA+	3.50	08/01/42	477,903	489,369
FNMA	AA+	3.50	10/01/42	373,260	382,217
FNMA	AA+	3.50	01/01/44	217,406	220,396
FNMA	AA+	4.00	05/01/19	48,184	51,058
FNMA	AA+	4.00	07/25/26	464,402	493,740
FNMA	AA+	4.00	01/01/31	334,955	358,090
FNMA	AA+	4.00	11/01/40	306,999	323,969
FNMA	AA+	4.00	05/01/41	259,392	273,485
FNMA	AA+	4.00	08/01/42	375,322	396,552
FNMA	AA+	4.50	05/01/18	46,390	48,991
FNMA	AA+	4.50	05/01/30	127,070	138,340
FNMA	AA+	4.50	04/01/31	158,615	172,655
FNMA	AA+	4.50	08/01/33	64,551	69,902
FNMA	AA+	4.50	09/01/33	130,302	141,040
FNMA	AA+	4.50	06/01/34	90,246	97,748
FNMA	AA+	4.50	08/01/35	89,165	96,551
FNMA	AA+	4.50	12/01/35	84,019	90,787
FNMA	AA+	4.50	05/01/39	113,754	123,741
FNMA	AA+	4.50	05/01/39	180,240	196,398
FNMA	AA+	4.50	05/01/40	134,478	145,394
FNMA	AA+	5.00	04/01/18	103,804	109,615
FNMA	AA+	5.00	06/01/33	134,830	149,137
FNMA	AA+	5.00	10/01/33	123,442	137,229
FNMA	AA+	5.00	11/01/33	87,144	96,406
FNMA	AA+	5.00	11/01/33	342,034	378,381
FNMA	AA+	5.00	03/01/34	46,468	51,398
FNMA	AA+	5.00	04/01/34	70,523	78,457
FNMA	AA+	5.00	09/01/35	53,145	58,616
FNMA	AA+	5.00	11/25/35	180,543	192,803
FNMA	AA+	5.00	08/01/37	406,833	449,526
FNMA	AA+	5.00	05/01/39	174,311	192,976
FNMA	AA+	5.00	06/01/40	86,253	95,491
FNMA	AA+	5.50	04/01/17	5,763	6,098
FNMA	AA+	5.50	05/01/17	1,804	1,908
FNMA	AA+	5.50	06/01/17	2,781	2,945
FNMA	AA+	5.50	03/01/34	32,176	36,123
FNMA	AA+	5.50	05/01/34	297,471	333,834
FNMA	AA+	5.50	07/01/34	83,066	93,254
FNMA	AA+	5.50	09/01/34	47,718	53,556
FNMA	AA+	5.50	09/01/34	151,225	169,772
FNMA	AA+	5.50	10/01/34	53,588	60,195
FNMA	AA+	5.50	02/01/35	68,741	77,178
FNMA	AA+	5.50	02/01/35	115,070	130,225
FNMA	AA+	5.50	08/01/35	45,319	50,443
FNMA	AA+	5.50	08/01/37	22,093	24,582
FNMA	AA+	5.50	11/01/38	38,460	41,620
FNMA	AA+	5.50	06/01/48	49,191	53,183

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

FNMA	AA+	6.00	03/01/17	2,645	2,760
FNMA	AA+	6.00	05/01/23	35,447	40,196
FNMA	AA+	6.00	04/01/32	24,328	27,488
FNMA	AA+	6.00	04/01/32	18,026	20,483
FNMA	AA+	6.00	05/01/32	24,113	27,572
FNMA	AA+	6.00	04/01/33	138,537	159,571
FNMA	AA+	6.00	05/01/33	71,940	81,245
FNMA	AA+	6.00	06/01/34	51,902	59,463
FNMA	AA+	6.00	09/01/34	27,018	31,081
FNMA	AA+	6.00	10/01/34	56,725	64,757
FNMA	AA+	6.00	11/01/34	14,217	16,057
FNMA	AA+	6.00	12/01/36	79,995	91,595
FNMA	AA+	6.00	01/01/37	73,282	83,955
FNMA	AA+	6.00	04/01/37	30,491	33,366
FNMA	AA+	6.00	05/01/37	19,621	21,471
FNMA	AA+	6.00	06/01/37	39,071	42,733
FNMA	AA+	6.00	10/25/44	124,737	144,263
FNMA	AA+	6.00	02/25/47	123,651	139,358
FNMA	AA+	6.00	12/25/49	88,004	98,484
FNMA	AA+	6.50	09/01/16	2,027	2,085
FNMA	AA+	6.50	03/01/17	7,017	7,287
FNMA	AA+	6.50	05/01/17	1,903	1,929
FNMA	AA+	6.50	06/01/17	10,868	11,310
FNMA	AA+	6.50	05/01/32	15,481	17,524
FNMA	AA+	6.50	05/01/32	26,668	30,186
FNMA	AA+	6.50	07/01/32	4,348	4,922
FNMA	AA+	6.50	07/01/34	42,989	49,016
FNMA	AA+	6.50	05/01/37	74,742	87,559
FNMA	AA+	6.50	09/01/37	31,033	36,888
FNMA	AA+	7.00	09/01/31	18,090	20,506
FNMA	AA+	7.00	04/01/32	12,853	15,381
FNMA	AA+	7.50	06/01/31	10,161	11,929
FNMA	AA+	7.50	02/01/32	6,767	7,898
FNMA	AA+	7.50	06/01/32	8,121	9,612
FNMA	AA+	8.00	04/01/32	1,662	1,807
FNMA Strip	AA+	3.00	08/25/42	399,989	393,317
GNMA (4)	AA+	3.50	09/20/33	154,337	159,825
GNMA (4)	AA+	3.50	01/20/37	92,743	94,857
GNMA (4)	AA+	4.00	08/15/41	290,958	311,031
GNMA (4)	AA+	4.00	01/15/42	401,716	426,927
GNMA (4)	AA+	4.00	03/20/42	276,441	293,450
GNMA (4)	AA+	4.00	08/20/42	247,100	262,304
GNMA (4)	AA+	4.50	04/20/31	246,134	269,978
GNMA (4)	AA+	4.50	10/15/40	269,648	296,467
GNMA (4)	AA+	4.50	10/20/43	472,402	519,734
GNMA (4)	AA+	5.00	10/15/24	285,572	318,948
GNMA (4)	AA+	5.00	04/15/39	215,879	240,126
GNMA (4)	AA+	5.00	06/20/39	259,894	281,034
GNMA (4)	AA+	5.00	11/15/39	169,557	187,450
GNMA (4)	AA+	6.50	04/15/31	4,140	4,714
GNMA (4)	AA+	6.50	10/15/31	5,402	6,255
GNMA (4)	AA+	6.50	12/15/31	4,109	4,658
GNMA (4)	AA+	6.50	05/15/32	8,215	9,314
GNMA (4)	AA+	7.00	05/15/31	4,470	5,189
GNMA (4)	AA+	7.00	05/15/32	2,554	2,895
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	259,518	288,308

					23,827,809

NON-MORTGAGE-BACKED OBLIGATIONS (0.2%)
FHLMC	AA+	0.00	11/29/19	500,000	438,238

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

CORPORATE DEBT (18.2%)
CONSUMER DISCRETIONARY (3.0%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	270,000	304,236
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	264,998
Dollar General Corp.	BBB-	3.25	04/15/23	300,000	267,988
Ethan Allen Global, Inc.	BB-	5.38	10/01/15	500,000	507,500
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	281,501
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	311,378
Home Depot, Inc.	A	5.40	03/01/16	500,000	533,210
Hyatt Hotels Corp.	BBB	3.88	08/15/16	100,000	104,794
Kohl’s Corp.	BBB+	3.25	02/01/23	100,000	96,812
Kohl’s Corp.	BBB+	4.00	11/01/21	100,000	103,953
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	303,763
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	346,905
NVR, Inc.	BBB	3.95	09/15/22	300,000	303,430
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	306,657
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	101,471
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	268,554
Staples, Inc.	BBB-	4.38	01/12/23	275,000	273,423
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	371,670
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	272,747
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	300,000	305,250

					5,630,240

CONSUMER STAPLES (1.2%)
Avon Products, Inc.	BBB-	4.20	07/15/18	150,000	153,116
CVS Health Corp.	BBB+	6.13	08/15/16	250,000	273,743
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	275,000	283,548
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	267,798
Kroger Co.	BBB	4.95	01/15/15	500,000	506,462
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	400,000	401,906
Sysco Corp.	A	2.60	06/12/22	300,000	287,651

					2,174,224

ENERGY (2.7%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	320,936
Diamond Offshore Drilling, Inc.	A	4.88	07/01/15	500,000	516,695
Energen Corp.	BB	4.63	09/01/21	250,000	245,056
EQT Corp.	BBB	4.88	11/15/21	210,000	229,457
FMC Technologies, Inc.	BBB	2.00	10/01/17	250,000	251,929
Kinder Morgan, Inc.	BB	5.15	03/01/15	500,000	506,875
Murphy Oil Corp.	BBB	2.50	12/01/17	200,000	203,146
National Oilwell Varco, Inc.	A	6.13	08/15/15	250,000	250,214
Noble Corp.	BBB+	7.50	03/15/19	800,000	922,669
Rowan Companies PLC	BBB-	4.88	06/01/22	300,000	311,660
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	250,000	276,250
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	500,676
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	529,414

					5,064,977

FINANCIALS (3.6%)
Aflac, Inc.	A	4.00	02/15/22	300,000	318,103
Alleghany Corp.	BBB	5.63	09/15/20	300,000	336,135
American Tower Corp.	BBB-	4.50	01/15/18	250,000	266,880
Bank of America Corp.	A-	3.70	09/01/15	250,000	256,702
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	250,000	253,188
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	300,345
Block Financial LLC	BBB	5.13	10/30/14	250,000	250,756
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	326,083
CNA Financial Corp.	BBB	6.50	08/15/16	250,000	274,564
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	532,158
First Republic Bank	A-	2.38	06/17/19	150,000	149,713
Government Pptys. Income Trust	BBB-	3.75	08/15/19	350,000	352,412
Health Care REIT, Inc.	BBB	6.13	04/15/20	250,000	289,135
Healthcare Realty Trust	BBB-	3.75	04/15/23	250,000	243,262

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	263,150
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	263,618
Morgan Stanley	A-	4.00	07/24/15	250,000	256,636
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	250,000	254,944
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	113,878
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	300,000	312,565
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	271,570
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	261,980
Reckson Operating Partnership	BBB-	6.00	03/31/16	100,000	106,477
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	257,217
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	100,000	106,364
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	200,000	217,745

					6,835,580

HEALTH CARE (2.1%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	315,413
Allergan, Inc.	A+	5.75	04/01/16	250,000	266,691
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	212,831
CIGNA Corp.	A	2.75	11/15/16	250,000	258,404
Hospira, Inc.	BBB-	6.05	03/30/17	300,000	327,673
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	528,445
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	266,464
Owens & Minor, Inc.	BBB	3.88	09/15/21	400,000	400,493
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	323,128
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	162,206
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	269,954
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	325,000	334,699
WellPoint, Inc.	A-	4.35	08/15/20	250,000	269,823

					3,936,224

INDUSTRIALS (1.4%)
Crane Co.	BBB	2.75	12/15/18	350,000	356,243
CSX Corp.	BBB+	6.25	04/01/15	83,000	85,366
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	400,000	413,570
Equifax, Inc.	BBB+	3.30	12/15/22	300,000	295,160
Harsco Corp.	BB+	5.75	05/15/18	250,000	268,125
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	269,941
Pentair PLC	BBB	5.00	05/15/21	250,000	275,044
Pitney Bowes, Inc.	BBB	5.25	01/15/37	250,000	269,267
URS Corp.†	BBB-	5.00	04/01/22	300,000	304,057

					2,536,773

INFORMATION TECHNOLOGY (1.0%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	309,878
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	396,639
Ingram Micro, Inc.	BBB-	5.00	08/10/22	200,000	208,635
Ingram Micro, Inc.	BBB-	5.25	09/01/17	100,000	108,902
Symantec Corp.	BBB	4.20	09/15/20	350,000	362,140
Tech Data Corp.	BBB-	3.75	09/21/17	100,000	103,570
Western Union Co.	BBB	5.93	10/01/16	300,000	327,107

					1,816,871

MATERIALS (1.6%)
Alcoa, Inc.	BBB-	6.75	07/15/18	250,000	282,807
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	300,000	293,144
Geon Co.	BBB-	7.50	12/15/15	1,000,000	1,075,000
Methanex Corp.	BBB-	3.25	12/15/19	250,000	253,806
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	254,897
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	158,647
Southern Copper Corp.	BBB	3.50	11/08/22	100,000	96,353
Teck Resources Ltd.	BBB	4.75	01/15/22	300,000	308,389
Vulcan Materials Co.	BB+	5.93	06/15/18	250,000	277,500

					3,000,543

TELECOMMUNICATION SERVICES (0.5%)
CenturyLink, Inc.	BB	5.00	02/15/15	500,000	503,750
Verizon Communications, Inc.	BBB+	4.50	09/15/20	325,000	351,603

					855,353

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

UTILITIES (1.1%)
Constellation Energy	BBB-	5.15	12/01/20	340,000	376,434
Duke Energy Progress, Inc.	A	5.25	12/15/15	500,000	527,473
Entergy Corp.	BBB-	5.13	09/15/20	250,000	274,659
Illinois Power Generating Co.	CCC+	6.30	04/01/20	250,000	233,125
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	267,866
SCANA Corp.	BBB	4.13	02/01/22	300,000	309,511

					1,989,068

TOTAL LONG-TERM DEBT SECURITIES (Cost: $70,673,053) 38.8%					72,798,784

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.8%)
Medtronic, Inc.†	A-1+	0.07	12/09/14	1,600,000	1,599,785
National Rural Utilities	A-1	0.09	10/16/14	400,000	399,985
Piedmont Natural Gas Co.†	A-1	0.10	10/01/14	700,000	700,000
Procter & Gamble Co.†	A-1+	0.10	10/28/14	632,000	631,953

					3,331,723

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,331,723) 1.8%					3,331,723

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,121,100) 0.6%					1,121,100

TOTAL INVESTMENTS (Cost: $146,080,714) 99.8%					187,950,517

OTHER NET ASSETS 0.2%					352,094

NET ASSETS 100.0%					$188,302,611

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.1%)	9,701,932	13,927,405
Equity Index Fund (21.2%)	3,018,746	9,807,244
Mid-Cap Equity Index Fund (5.6%)	1,263,315	2,569,133
Mid-Term Bond Fund (38.8%)	17,135,003	18,008,511
Money Market Fund (4.3%)	1,643,350	1,967,739

TOTAL INVESTMENTS (Cost: $45,545,620) 100.0%		46,280,032

OTHER NET ASSETS -0.0% (3)		(166)

NET ASSETS 100.0%		$46,279,866

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.7%)	4,339,531	6,229,522
Equity Index Fund (26.4%)	2,050,577	6,661,874
International Fund (3.1%)	958,410	771,432
Mid-Cap Equity Index Fund (9.5%)	1,178,449	2,396,544
Mid-Term Bond Fund (32.1%)	7,750,058	8,145,141
Money Market Fund (4.2%)	894,399	1,070,948

TOTAL INVESTMENTS (Cost: $23,793,200) 100.0%		25,275,461

OTHER NET ASSETS -0.0% (3)		(98)

NET ASSETS 100.0%		$25,275,363

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.2%)	24,615,920	35,336,868
Equity Index Fund (29.0%)	13,000,433	42,235,559
International Fund (5.7%)	10,253,877	8,253,438
Mid-Cap Equity Index Fund (11.2%)	8,039,286	16,349,038
Mid-Term Bond Fund (27.1%)	37,568,510	39,483,678
Small Cap Growth Fund (1.4%)	1,509,394	2,091,580
Small Cap Value Fund (1.4%)	1,385,637	2,059,881

TOTAL INVESTMENTS (Cost: $133,732,871) 100.0%		145,810,042

OTHER NET ASSETS -0.0% (3)		(1,333)

NET ASSETS 100.0%		$145,808,709

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.3%)	48,866,470	70,149,233
Equity Index Fund (34.1%)	30,301,802	98,443,919
International Fund (8.5%)	30,514,146	24,561,111
Mid-Cap Equity Index Fund (11.2%)	15,931,133	32,398,238
Mid-Term Bond Fund (17.1%)	47,013,206	49,409,845
Small Cap Growth Fund (2.4%)	4,990,016	6,914,711
Small Cap Value Fund (2.4%)	4,581,542	6,810,898

TOTAL INVESTMENTS (Cost: $260,638,304) 100.0%		288,687,955

OTHER NET ASSETS -0.0% (3)		(1,022)

NET ASSETS 100.0%		$288,686,933

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.3%)	46,275,955	66,430,476
Equity Index Fund (38.7%)	35,494,706	115,314,528
International Fund (9.0%)	33,364,867	26,855,681
Mid-Cap Equity Index Fund (16.2%)	23,637,201	48,069,629
Mid-Term Bond Fund (7.1%)	20,073,650	21,096,964
Small Cap Growth Fund (3.4%)	7,247,797	10,043,338
Small Cap Value Fund (3.3%)	6,654,522	9,892,578

TOTAL INVESTMENTS (Cost: $258,569,561) 100.0%		297,703,194

OTHER NET ASSETS -0.0% (3)		(1,074)

NET ASSETS 100.0%		$297,702,120

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.3%)	38,650,533	55,483,961
Equity Index Fund (41.6%)	31,787,699	103,271,273
International Fund (9.3%)	28,560,604	22,988,687
Mid-Cap Equity Index Fund (17.1%)	20,929,101	42,562,319
Small Cap Growth Fund (4.9%)	8,705,140	12,062,791
Small Cap Value Fund (4.8%)	7,993,162	11,882,595

TOTAL INVESTMENTS (Cost: $209,981,288) 100.0%		248,251,626

OTHER NET ASSETS -0.0% (3)		(867)

NET ASSETS 100.0%		$248,250,759

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (15.3%)	21,857,197	31,376,641
Equity Index Fund (41.7%)	26,328,025	85,533,989
International Fund (11.2%)	28,499,494	22,939,499
Mid-Cap Equity Index Fund (20.1%)	20,308,967	41,301,189
Small Cap Growth Fund (5.9%)	8,651,094	11,987,898
Small Cap Value Fund (5.8%)	7,943,665	11,809,012

TOTAL INVESTMENTS (Cost: $172,414,189) 100.0%		204,948,228

OTHER NET ASSETS -0.0% (3)		(708)

NET ASSETS 100.0%		$204,947,520

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.3%)	13,267,935	19,046,505
Equity Index Fund (36.8%)	19,117,211	62,107,630
International Fund (13.2%)	27,588,458	22,206,199
Mid-Cap Equity Index Fund (23.2%)	19,275,902	39,200,304
Small Cap Growth Fund (7.8%)	9,547,078	13,229,472
Small Cap Value Fund (7.7%)	8,765,793	13,031,185

TOTAL INVESTMENTS (Cost: $140,212,538) 100.0%		168,821,295

OTHER NET ASSETS -0.0% (3)		(599)

NET ASSETS 100.0%		$168,820,696

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.3%)	13,746,843	19,733,991
Equity Index Fund (36.8%)	24,198,555	78,615,808
International Fund (15.1%)	39,979,347	32,179,736
Mid-Cap Equity Index Fund (21.3%)	22,318,310	45,387,475
Small Cap Growth Fund (8.8%)	13,591,681	18,834,115
Small Cap Value Fund (8.7%)	12,478,747	18,550,842

TOTAL INVESTMENTS (Cost: $177,011,009) 100.0%		213,301,967

OTHER NET ASSETS -0.0% (3)		(717)

NET ASSETS 100.0%		$213,301,250

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.6%)	2,013,491	2,890,425
Equity Index Fund (36.7%)	4,298,111	13,963,622
International Fund (16.4%)	7,734,613	6,225,660
Mid-Cap Equity Index Fund (19.8%)	3,712,558	7,550,018
Small Cap Growth Fund (9.8%)	2,699,559	3,740,803
Small Cap Value Fund (9.7%)	2,482,324	3,690,211

TOTAL INVESTMENTS (Cost: $37,834,844) 100.0%		38,060,739

OTHER NET ASSETS -0.0% (3)		(81)

NET ASSETS 100.0%		$38,060,658

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.9%)	22,804,282	32,736,209
Equity Index Fund (25.8%)	8,708,258	28,291,221
International Fund (4.7%)	6,428,923	5,174,698
Mid-Cap Equity Index Fund (5.0%)	2,680,449	5,451,076
Mid-Term Bond Fund (34.6%)	36,028,009	37,864,644

TOTAL INVESTMENTS (Cost: $105,827,047) 100.0%		109,517,848

OTHER NET ASSETS		-

NET ASSETS 100.0%		$109,517,848

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.8%)	52,328,278	75,118,761
Equity Index Fund (36.1%)	33,604,011	109,172,073
International Fund (9.4%)	35,399,639	28,493,488
Mid-Cap Equity Index Fund (14.9%)	22,162,369	45,070,347
Mid-Term Bond Fund (14.8%)	42,508,198	44,675,181

TOTAL INVESTMENTS (Cost: $259,283,487) 100.0%		302,529,850

OTHER NET ASSETS		-

NET ASSETS 100.0%		$302,529,850

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.9%)	34,174,015	49,057,790
Equity Index Fund (36.3%)	27,439,549	89,145,085
International Fund (14.2%)	43,342,999	34,887,170
Mid-Cap Equity Index Fund (19.9%)	24,128,483	49,068,722
Small Cap Growth Fund (4.9%)	8,754,742	12,131,525
Small Cap Value Fund (4.8%)	7,959,975	11,833,259

TOTAL INVESTMENTS (Cost: $195,736,259) 100.0%		246,123,551

OTHER NET ASSETS		-

NET ASSETS 100.0%		$246,123,551

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.1%)
U.S. Treasury Bill	A-1+	0.01	11/06/14	3,200,000	3,199,968

U.S. GOVERNMENT AGENCIES (5.2%)
FHLB	A-1+	0.09	10/15/14	2,200,000	2,199,927
FHLB	A-1+	0.09	10/29/14	1,388,000	1,387,903
FHLB	A-1+	0.09	10/24/14	500,000	499,971

					4,087,801

COMMERCIAL PAPER (88.9%)
Abbott Laboratories†	A-1+	0.10	10/24/14	3,100,000	3,099,802
Air Products & Chemicals†	A-1	0.10	11/21/14	1,776,000	1,775,748
Apple, Inc.†	A-1+	0.09	10/16/14	1,700,000	1,699,936
Apple, Inc.†	A-1+	0.09	10/29/14	1,400,000	1,399,902
Chevron Corp.†	A-1+	0.10	12/09/14	3,100,000	3,099,165
Coca-Cola Co.†	A-1+	0.11	11/21/14	3,100,000	3,099,517
Emerson Electric Co.†	A-1	0.11	11/20/14	3,000,000	2,999,542
General Electric Capital Corp.	A-1+	0.12	12/08/14	3,100,000	3,099,227
General Re Corp.	A-1+	0.11	12/09/14	3,100,000	3,099,174
Honeywell International†	A-1	0.09	11/12/14	3,100,000	3,099,674
Int’l. Business Machines Corp.†	A-1	0.10	12/09/14	1,600,000	1,599,564
Int’l. Business Machines Corp.†	A-1+	0.10	12/08/14	1,500,000	1,499,603
J.P. Morgan Securities LLC	A-1	0.15	10/20/14	2,900,000	2,899,770
Medtronic, Inc.†	A-1+	0.09	10/14/14	3,100,000	3,099,899
National Rural Utilities	A-1	0.09	10/24/14	2,280,000	2,279,869
Nestle Capital Corp.†	A-1+	0.09	10/09/14	1,500,000	1,499,970
Nestle Capital Corp.†	A-1+	0.09	10/08/14	800,000	799,986
New Jersey Natural Gas	A-1	0.09	10/03/14	1,700,000	1,699,992
Piedmont Natural Gas Co.†	A-1	0.13	10/06/14	1,750,000	1,749,968
Piedmont Natural Gas Co.†	A-1	0.12	10/20/14	1,400,000	1,399,911
Precision Castparts Corp.†	A-1	0.10	10/03/14	1,800,000	1,799,990
Precision Castparts Corp.†	A-1	0.10	10/20/14	1,400,000	1,399,926
Private Export Funding Corp.†	A-1	0.14	11/20/14	3,000,000	2,999,417
Procter & Gamble Co.†	A-1+	0.10	10/29/14	2,800,000	2,799,782
Questar Corp.†	A-1	0.09	10/06/14	1,400,000	1,399,983
Sysco Corp.†	A-1	0.06	10/01/14	3,200,000	3,200,001
Toyota Motor Credit Corp.	A-1+	0.12	11/10/14	1,600,000	1,599,787
Toyota Motor Credit Corp.	A-1+	0.13	11/18/14	1,500,000	1,499,740
Washington Gas Light Co.	A-1	0.10	10/03/14	3,200,000	3,199,982
Wisconsin Gas Co.	A-1	0.11	10/10/14	3,100,000	3,099,915
Wisconsin Power & Light	A-1	0.09	10/01/14	1,800,000	1,800,000

					69,798,742

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $77,087,237) 98.2%					77,086,511

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,380,900) 1.8%					1,380,900

TOTAL INVESTMENTS (Cost: $78,468,137) 100.0%					78,467,411

OTHER NET ASSETS -0.0% (3)					(514)

NET ASSETS 100.0%					$78,466,897

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (22.3%)
U.S. Treasury Note	AA+	0.63	11/30/17	3,000,000	2,945,859
U.S. Treasury Note	AA+	1.00	08/31/19	2,500,000	2,405,665
U.S. Treasury Note	AA+	1.25	11/30/18	8,500,000	8,383,125
U.S. Treasury Note	AA+	2.00	11/30/20	9,000,000	8,951,481
U.S. Treasury Strip	AA+	0.00	08/15/17	15,000,000	14,543,250
U.S. Treasury Strip	AA+	0.00	11/15/17	5,000,000	4,813,305
U.S. Treasury Strip	AA+	0.00	08/15/18	55,000,000	51,825,890

					93,868,575

U.S. GOVERNMENT AGENCIES (10.7%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (3)
FHLMC	AA+	7.50	03/15/21	5,389	6,011
FHLMC	AA+	8.00	09/01/18	480	483
FHLMC	AA+	8.50	09/01/17	6	6

					6,500

NON-MORTGAGE-BACKED OBLIGATIONS (10.7%)
FFCB	AA+	4.95	10/10/14	12,500,000	12,515,125
FHLMC	AA+	0.00	11/29/19	13,500,000	11,832,413
FNMA	AA+	0.00	10/09/19	22,500,000	19,956,010
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	773,541

					45,077,089

CORPORATE DEBT (65.9%)
CONSUMER DISCRETIONARY (8.4%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	525,428
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,690,202
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	305,618
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	741,994
Brinker International, Inc.	BBB-	2.60	05/15/18	2,000,000	1,998,930
Carnival Corp.	BBB+	1.88	12/15/17	2,000,000	2,002,472
Dollar General Corp.	BBB-	3.25	04/15/23	1,047,000	935,279
Dollar General Corp.	BBB-	4.13	07/15/17	962,000	1,004,705
Ethan Allen Global, Inc.	BB-	5.38	10/01/15	500,000	507,500
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,252,004
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,075,850
Home Depot, Inc.	A	5.40	03/01/16	250,000	266,605
Hyatt Hotels Corp.	BBB	3.88	08/15/16	1,525,000	1,598,104
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	56,129
Kohl’s Corp.	BBB+	3.25	02/01/23	700,000	677,685
Kohl’s Corp.	BBB+	4.00	11/01/21	1,325,000	1,377,373
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,228,770
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	820,903
Mattel, Inc.	BBB+	1.70	03/15/18	2,000,000	1,984,218
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	525,000	562,844
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	281,000	305,374
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	2,029,426
Staples, Inc.	BBB-	2.75	01/12/18	2,000,000	2,025,208
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,123,826
Whirlpool Corp.	BBB	2.40	03/01/19	1,445,000	1,438,872
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	545,493
Wyndham Worldwide Corp.	BBB-	2.95	03/01/17	2,160,000	2,218,681
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	2,000,000	2,035,000

					35,334,493

CONSUMER STAPLES (4.2%)
Avon Products, Inc.	BBB-	4.60	03/15/20	1,800,000	1,838,529
Beam, Inc.	BBB	1.75	06/15/18	2,000,000	1,965,912
Clorox Co.	BBB+	5.00	01/15/15	300,000	303,920
ConAgra Foods, Inc.	BBB-	1.90	01/25/18	2,000,000	1,988,014
CVS Health Corp.	BBB+	6.13	08/15/16	500,000	547,486

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Dr. Pepper Snapple Group, Inc.	BBB+	2.60	01/15/19	150,000	151,415
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	2,000,000	2,062,168
Flowers Foods, Inc.	BBB-	4.38	04/01/22	1,500,000	1,587,555
Hershey Co.	A	4.85	08/15/15	500,000	519,855
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	294,578
Kroger Co.	BBB	4.95	01/15/15	500,000	506,462
Mead Johnson Nutrition Co.	BBB	4.90	11/01/19	3,075,000	3,392,279
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	400,000	401,906
Safeway, Inc.	BBB	3.95	08/15/20	2,000,000	2,007,026

					17,567,105

ENERGY (4.5%)
Diamond Offshore Drilling, Inc.	A	4.88	07/01/15	500,000	516,695
Energen Corp.	BB	4.63	09/01/21	2,000,000	1,960,446
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,365,816
FMC Technologies, Inc.	BBB	2.00	10/01/17	2,000,000	2,015,428
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	253,438
Marathon Petroleum Corp.	BBB	3.50	03/01/16	1,500,000	1,551,747
Murphy Oil Corp.	BBB	2.50	12/01/17	2,000,000	2,031,456
National Oilwell Varco, Inc.	A	6.13	08/15/15	1,000,000	1,000,854
Pioneer Natural Resources Co.	BBB-	6.65	03/15/17	2,000,000	2,232,782
Rowan Companies PLC	BBB-	4.88	06/01/22	2,000,000	2,077,736
SESI LLC	BBB-	7.13	12/15/21	2,000,000	2,210,000
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	500,676
Sunoco, Inc.	BBB-	5.75	01/15/17	290,000	315,725
Sunoco, Inc.	BBB-	9.63	04/15/15	500,000	521,649
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	529,414

					19,083,862

FINANCIALS (18.9%)
Aflac, Inc.	A	2.65	02/15/17	1,500,000	1,546,206
Aflac, Inc.	A	3.63	06/15/23	500,000	503,596
Alleghany Corp.	BBB	4.95	06/27/22	2,000,000	2,165,604
American Express Credit Corp.	A-	2.25	08/15/19	2,000,000	1,986,008
American Tower Corp.	BBB-	4.50	01/15/18	2,000,000	2,135,038
Bank of America Corp.	A-	2.65	04/01/19	1,250,000	1,246,169
Bank of America Corp.	A-	3.70	09/01/15	250,000	256,702
Bank of America Corp.	BBB+	5.75	08/15/16	500,000	540,127
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	2,000,000	2,025,502
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,138,576
Block Financial LLC	BBB	5.13	10/30/14	750,000	752,267
Block Financial LLC	BBB	5.50	11/01/22	1,265,000	1,362,003
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,084,920
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,033,808
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,173,888
Citigroup, Inc.	A-	2.55	04/08/19	1,850,000	1,848,594
CNA Financial Corp.	BBB	5.85	12/15/14	200,000	202,293
CNA Financial Corp.	BBB	6.50	08/15/16	1,000,000	1,098,255
Erac USA Finance Co.†	BBB+	2.75	03/15/17	1,000,000	1,030,116
Erac USA Finance Co.†	BBB+	2.35	10/15/19	1,000,000	994,265
ERP Operating LP	BBB+	5.38	08/01/16	500,000	539,868
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	789,722
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,367,213
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,996,172
Ford Motor Credit Co. LLC	BBB-	3.00	06/12/17	2,000,000	2,064,152
Fosters Finance Corp.†	A-	4.88	10/01/14	500,000	500,000
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	527,025
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	900,000	922,635
Government Pptys. Income Trust	BBB-	3.75	08/15/19	2,000,000	2,013,782
Harley-Davidson Financial Svcs.†	A-	3.88	03/15/16	500,000	521,158
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,380,636
Health Care REIT, Inc.	BBB	3.63	03/15/16	2,000,000	2,075,364
Healthcare Realty Trust	BBB-	5.75	01/15/21	2,000,000	2,226,942

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Hospitality Properties Trust	BBB-	5.00	08/15/22	1,300,000	1,368,377
Hospitality Properties Trust	BBB-	5.63	03/15/17	566,000	613,538
Huntington National Bank	BBB+	1.35	08/02/16	1,995,000	2,004,815
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	235,000	240,052
JPMorgan Chase & Co.	A	2.00	08/15/17	2,000,000	2,017,050
Kemper Corp.	BBB-	6.00	11/30/15	1,500,000	1,579,064
Kemper Corp.	BBB-	6.00	05/15/17	500,000	547,590
Mack-Cali Realty LP	BBB-	5.80	01/15/16	1,000,000	1,058,440
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,251,530
Morgan Stanley	A-	4.00	07/24/15	1,000,000	1,026,542
Morgan Stanley	A-	4.75	03/22/17	1,000,000	1,074,611
Nasdaq OMX Group, Inc.	BBB	5.55	01/15/20	2,000,000	2,206,150
Nissan Motor Acceptance Corp.†	A-	4.50	01/30/15	790,000	800,502
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	257,248
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	1,300,000	1,354,449
Penske Truck Leasing Co. LP†	BBB-	3.75	05/11/17	490,000	515,184
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,003,084
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,039,526
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,676,670
Reckson Operating Partnership	BBB-	6.00	03/31/16	1,700,000	1,810,104
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,635,354
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,697,632
Simon Property Group LP	A	2.80	01/30/17	1,500,000	1,551,426
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	1,700,000	1,808,185
Vornado Realty LP	BBB	2.50	06/30/19	500,000	498,615
Vornado Realty LP	BBB	4.25	04/01/15	1,500,000	1,513,733
Wells Fargo & Co.	A+	2.13	04/22/19	2,000,000	1,975,728
Zions Bancorporation	BBB-	4.50	03/27/17	400,000	423,362

					79,597,167

HEALTH CARE (7.9%)
AbbVie, Inc.	A	1.75	11/06/17	2,000,000	1,993,182
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,175,262
Allergan, Inc.	A+	5.75	04/01/16	500,000	533,382
Baxter International, Inc.	A-	4.63	03/15/15	250,000	254,695
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,128,306
Biogen Idec, Inc.	A-	6.88	03/01/18	1,250,000	1,450,676
CareFusion Corp.	BBB	1.45	05/15/17	2,000,000	1,989,594
CIGNA Corp.	A	2.75	11/15/16	1,750,000	1,808,830
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	2,000,000	2,032,710
Express Scripts Hldg. Co.	BBB+	2.25	06/15/19	2,000,000	1,971,980
Hospira, Inc.	BBB-	6.05	03/30/17	2,000,000	2,184,486
Humana, Inc.	BBB+	6.45	06/01/16	1,415,000	1,540,301
Laboratory Corp. of America	BBB+	3.13	05/15/16	500,000	515,751
Laboratory Corp. of America	BBB+	3.75	08/23/22	600,000	606,855
Laboratory Corp. of America	BBB+	4.63	11/15/20	400,000	426,470
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	528,445
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	548,603
Mylan, Inc.	BBB-	1.35	11/29/16	2,000,000	1,999,762
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,000,000	2,002,466
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,154,186
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,159,632
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	400,000	411,937
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	1,600,000	1,743,106

					33,160,617

INDUSTRIALS (6.5%)
Crane Co.	BBB	2.75	12/15/18	2,000,000	2,035,674
CSX Corp.	BBB+	6.25	04/01/15	333,000	342,494
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	2,000,000	2,067,852
Equifax, Inc.	BBB+	3.30	12/15/22	2,000,000	1,967,736
Flowserve Corp.	BBB-	3.50	09/15/22	2,000,000	1,991,346
GATX Corp.	BBB	6.00	02/15/18	2,050,000	2,288,872

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Harsco Corp.	BB+	5.75	05/15/18	2,250,000	2,413,125
Kennametal, Inc.	BBB	2.65	#	2,000,000	2,002,622
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,208,962
Masco Corp.	BBB-	4.80	06/15/15	500,000	511,875
Pitney Bowes, Inc.	BBB	5.25	01/15/37	1,500,000	1,615,599
Ryder System, Inc.	BBB	7.20	09/01/15	1,000,000	1,059,753
Southwest Airlines Co.	BBB-	5.25	10/01/14	500,000	500,000
Southwest Airlines Co.	BBB-	5.75	12/15/16	735,000	803,341
Textron, Inc.	BBB-	4.63	09/21/16	750,000	798,250
Union Pacific Corp.	A	4.88	01/15/15	500,000	506,556
URS Corp.	BBB-	3.85	04/01/17	1,700,000	1,754,589
URS Corp.	BBB-	5.00	04/01/22	300,000	304,057
Valmont Industries, Inc.	BBB+	6.63	04/20/20	2,000,000	2,356,226

					27,528,929

INFORMATION TECHNOLOGY (7.0%)
Adobe Systems, Inc.	A-	4.75	02/01/20	2,000,000	2,198,168
Amphenol Corp.	BBB+	2.55	01/30/19	2,000,000	2,012,990
Arrow Electronics, Inc.	BBB-	3.00	03/01/18	1,250,000	1,281,173
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	51,646
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	797,620
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	1,058,303
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,023,932
Fidelity Nat’l. Information	BBB	1.45	06/05/17	2,000,000	1,988,338
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	2,093,374
FLIR Systems, Inc.	BBB	3.75	09/01/16	2,000,000	2,090,162
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,633,526
Jabil Circuit, Inc.	BBB-	4.70	09/15/22	726,000	730,538
Lender Processing Svcs., Inc.	BBB-	5.75	04/15/23	2,000,000	2,090,000
Lexmark International, Inc.	BBB-	6.65	06/01/18	2,000,000	2,245,080
Motorola Solutions, Inc.	BBB	3.75	05/15/22	2,000,000	1,983,220
Symantec Corp.	BBB	4.20	09/15/20	2,000,000	2,069,374
Tech Data Corp.	BBB-	3.75	09/21/17	2,000,000	2,071,402
Western Union Co.	BBB	5.93	10/01/16	2,000,000	2,180,716

					29,599,562

MATERIALS (4.9%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,534,320
Albemarle Corp.	BBB+	4.50	12/15/20	1,065,000	1,142,380
Alcoa, Inc.	BBB-	6.75	07/15/18	2,000,000	2,262,452
Eastman Chemical Co.	BBB	2.40	06/01/17	2,000,000	2,040,776
Freeport-McMoRan Copper & Gold	BBB	3.10	03/15/20	1,750,000	1,736,285
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	250,000	244,286
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	1,994,686
Kinross Gold Corp.	NR	3.63	09/01/16	2,000,000	2,069,888
Kinross Gold Corp.	BBB-	5.13	09/01/21	750,000	763,433
Lubrizol Corp.	AA	5.50	10/01/14	500,000	500,000
Methanex Corp.	BBB-	3.25	12/15/19	2,000,000	2,030,444
Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	1,854,412
Rock-Tenn Co.	BBB	3.50	03/01/20	622,000	632,379
Southern Copper Corp.	BBB	3.50	11/08/22	2,000,000	1,927,060

					20,732,801

TELECOMMUNICATION SERVICES (1.3%)
AT&T, Inc.	A-	3.00	02/15/22	2,000,000	1,980,656
CenturyLink, Inc.	BB	5.00	02/15/15	1,250,000	1,259,375
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,163,708

					5,403,739

UTILITIES (2.3%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	544,501
Atmos Energy Corp.	A-	4.95	10/15/14	1,000,000	1,001,533
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,660,739
Entergy Corp.	BBB-	4.70	01/15/17	600,000	641,716
Entergy Corp.	BBB-	5.13	09/15/20	1,400,000	1,538,088

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,030,573
PPL Energy Supply LLC	BB	4.60	12/15/21	1,400,000	1,325,988
PPL Energy Supply LLC	BB	5.70	10/15/15	600,000	622,578
SCANA Corp.	BBB	4.75	05/15/21	1,165,000	1,256,891

					9,622,607

TOTAL LONG-TERM DEBT SECURITIES (Cost: $408,372,652) 98.9%					416,583,046

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.6%)
Piedmont Natural Gas Co.†	A-1	0.12	10/07/14	2,500,000	2,499,950

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,499,950) 0.6%					2,499,950

TEMPORARY CASH INVESTMENTS (2) (Cost: $267,600) 0.1%					267,600

TOTAL INVESTMENTS (Cost: $411,140,202) 99.6%					419,350,596

OTHER NET ASSETS 0.4%					1,758,985

NET ASSETS 100.0%					$421,109,581

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.6%)
U.S. Treasury Note	AA+	0.50	09/30/16	8,000,000	7,986,872
U.S. Treasury Note	AA+	2.25	03/31/21	1,500,000	1,508,789
U.S. Treasury Strip	AA+	0.00	08/15/16	20,000,000	14,213,620
U.S. Treasury Strip	AA+	0.00	11/15/16	13,500,000	10,819,143
U.S. Treasury Strip	AA+	0.00	08/15/24	10,000,000	7,673,840
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	14,786,900
U.S. Treasury Strip	AA+	0.00	08/15/27	20,000,000	13,678,920
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	13,148,400
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	12,645,180

					96,461,664

U.S. GOVERNMENT AGENCIES (30.8%)
MORTGAGE-BACKED OBLIGATIONS (27.2%)
FHARM	AA+	2.38	04/01/37	334,650	358,322
FHARM	AA+	2.38	09/01/39	452,212	480,092
FHARM	AA+	2.90	04/01/37	469,440	495,339
FHARM	AA+	3.33	04/01/42	712,465	737,121
FHARM	AA+	5.24	02/01/36	212,562	225,395
FHARM	AA+	5.43	05/01/37	122,333	128,249
FHARM	AA+	5.77	03/01/37	91,554	97,908
FHLMC	AA+	2.50	09/01/27	2,450,165	2,475,091
FHLMC	AA+	2.50	12/01/27	2,498,375	2,523,784
FHLMC	AA+	2.50	04/01/28	1,300,674	1,316,317
FHLMC	AA+	3.00	06/01/27	1,196,950	1,232,531
FHLMC	AA+	3.00	08/01/27	1,180,290	1,215,375
FHLMC	AA+	3.00	10/15/37	2,267,092	2,291,778
FHLMC	AA+	3.00	07/01/42	1,238,225	1,253,379
FHLMC	AA+	3.00	11/01/42	1,417,754	1,408,334
FHLMC	AA+	3.00	11/01/42	1,365,989	1,351,822
FHLMC	AA+	3.00	04/01/43	2,118,831	2,104,740
FHLMC	AA+	3.00	04/01/43	1,463,968	1,447,429
FHLMC	AA+	3.50	07/01/42	2,986,735	3,062,681
FHLMC	AA+	3.50	01/01/43	1,876,263	1,917,389
FHLMC	AA+	3.50	01/01/43	2,482,812	2,537,232
FHLMC	AA+	3.50	02/01/43	2,702,570	2,761,808
FHLMC	AA+	4.00	05/01/24	228,066	243,452
FHLMC	AA+	4.00	02/01/25	587,070	624,099
FHLMC	AA+	4.00	05/01/26	663,755	704,717
FHLMC	AA+	4.00	12/01/33	1,881,244	1,991,470
FHLMC	AA+	4.00	12/01/34	761,541	805,824
FHLMC	AA+	4.00	12/15/38	500,000	515,471
FHLMC	AA+	4.00	07/01/41	1,765,624	1,869,098
FHLMC	AA+	4.00	12/01/41	1,057,471	1,114,833
FHLMC	AA+	4.00	06/01/42	1,010,985	1,065,825
FHLMC	AA+	4.00	07/01/42	3,656,198	3,891,091
FHLMC	AA+	4.00	09/01/42	1,612,134	1,700,716
FHLMC	AA+	4.00	11/01/42	2,598,711	2,743,114
FHLMC	AA+	4.00	12/01/42	2,040,481	2,177,850
FHLMC	AA+	4.50	03/01/34	772,925	835,428
FHLMC	AA+	4.50	08/01/34	549,332	595,943
FHLMC	AA+	4.50	08/15/35	237,066	258,502
FHLMC	AA+	4.50	12/01/39	1,549,073	1,671,473
FHLMC	AA+	5.00	02/01/26	150,851	166,031
FHLMC	AA+	5.00	08/01/35	1,366,025	1,517,018
FHLMC	AA+	5.00	10/01/40	2,328,204	2,575,536
FHLMC	AA+	5.50	03/01/21	204,985	222,627
FHLMC	AA+	5.50	07/01/32	385,512	430,185

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

FHLMC	AA+	5.50	01/15/33	408,242	444,967
FHLMC	AA+	5.50	05/01/33	765,076	855,089
FHLMC	AA+	5.50	01/15/35	240,127	253,969
FHLMC	AA+	5.50	06/01/37	1,529,149	1,715,144
FHLMC	AA+	6.00	07/15/29	276,557	308,521
FHLMC	AA+	6.00	03/15/32	305,142	333,575
FHLMC Strip	AA+	3.00	01/15/43	2,718,198	2,688,689
FNMA	AA+	2.25	01/01/28	1,825,243	1,764,859
FNMA	AA+	2.42	05/01/43	2,329,138	2,315,853
FNMA	AA+	3.00	09/01/29	2,500,000	2,583,528
FNMA	AA+	3.00	06/01/33	2,097,684	2,130,045
FNMA	AA+	3.00	07/01/33	3,300,074	3,350,987
FNMA	AA+	3.00	09/01/33	2,436,849	2,474,445
FNMA	AA+	3.00	10/01/42	1,201,901	1,186,491
FNMA	AA+	3.00	12/01/42	1,470,311	1,457,000
FNMA	AA+	3.00	12/01/42	2,171,776	2,125,840
FNMA	AA+	3.00	02/01/43	2,519,783	2,487,477
FNMA	AA+	3.00	03/01/43	3,055,362	3,030,540
FNMA	AA+	3.50	03/01/32	1,774,927	1,852,173
FNMA	AA+	3.50	08/01/38	2,887,295	2,965,593
FNMA	AA+	3.50	03/01/41	2,485,142	2,551,818
FNMA	AA+	3.50	10/01/41	1,542,791	1,582,705
FNMA	AA+	3.50	12/01/41	1,850,903	1,898,786
FNMA	AA+	3.50	04/01/42	1,950,053	2,003,702
FNMA	AA+	3.50	04/01/42	1,798,791	1,842,092
FNMA	AA+	3.50	07/01/42	3,228,687	3,306,414
FNMA	AA+	3.50	08/01/42	2,858,474	2,927,060
FNMA	AA+	3.50	10/01/42	2,799,446	2,866,630
FNMA	AA+	3.50	12/01/42	3,025,287	3,098,127
FNMA	AA+	3.50	10/01/43	2,275,894	2,329,628
FNMA	AA+	3.50	01/01/44	2,415,626	2,448,843
FNMA	AA+	4.00	05/01/19	395,110	418,676
FNMA	AA+	4.00	07/25/26	2,322,012	2,468,702
FNMA	AA+	4.00	12/01/33	2,356,877	2,492,479
FNMA	AA+	4.00	03/01/35	667,859	706,488
FNMA	AA+	4.00	11/01/38	2,744,373	2,900,887
FNMA	AA+	4.00	11/01/40	1,697,522	1,791,358
FNMA	AA+	4.00	05/01/41	1,647,488	1,736,998
FNMA	AA+	4.00	05/01/43	2,605,390	2,751,672
FNMA	AA+	4.50	05/01/18	220,350	232,707
FNMA	AA+	4.50	05/01/19	54,521	57,686
FNMA	AA+	4.50	06/01/19	160,731	172,182
FNMA	AA+	4.50	05/01/30	705,945	768,555
FNMA	AA+	4.50	04/01/31	1,064,987	1,159,258
FNMA	AA+	4.50	08/01/33	194,842	210,835
FNMA	AA+	4.50	08/01/33	244,848	265,146
FNMA	AA+	4.50	09/01/33	663,357	718,021
FNMA	AA+	4.50	10/01/33	658,360	715,513
FNMA	AA+	4.50	10/01/33	323,026	349,578
FNMA	AA+	4.50	05/01/34	240,235	259,962
FNMA	AA+	4.50	06/01/34	367,431	397,975
FNMA	AA+	4.50	07/01/34	359,568	389,216
FNMA	AA+	4.50	01/01/35	1,027,793	1,113,117
FNMA	AA+	4.50	08/01/35	445,827	482,753
FNMA	AA+	4.50	09/01/35	177,397	189,463
FNMA	AA+	4.50	12/01/35	474,637	512,869
FNMA	AA+	4.50	05/01/39	1,351,797	1,472,983
FNMA	AA+	4.50	05/01/39	1,204,025	1,309,729
FNMA	AA+	4.50	05/01/40	672,389	726,970
FNMA	AA+	4.50	11/01/40	1,054,574	1,140,233
FNMA	AA+	4.50	06/01/41	980,149	1,060,015
FNMA	AA+	4.50	10/01/41	1,957,405	2,117,289

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

FNMA	AA+	4.50	11/01/41	1,478,731	1,601,755
FNMA	AA+	4.50	01/01/42	230,419	249,243
FNMA	AA+	4.50	07/01/42	3,310,537	3,605,578
FNMA	AA+	4.50	03/01/44	2,676,033	2,899,288
FNMA	AA+	4.50	05/01/44	2,490,471	2,697,103
FNMA	AA+	5.00	04/01/18	55,610	58,722
FNMA	AA+	5.00	09/01/18	305,994	324,449
FNMA	AA+	5.00	09/01/20	168,882	180,058
FNMA	AA+	5.00	10/01/20	357,828	379,507
FNMA	AA+	5.00	10/01/25	246,563	271,946
FNMA	AA+	5.00	09/01/33	1,281,274	1,417,262
FNMA	AA+	5.00	10/01/33	798,740	887,954
FNMA	AA+	5.00	11/01/33	868,240	960,506
FNMA	AA+	5.00	03/01/34	206,524	228,437
FNMA	AA+	5.00	04/01/34	108,491	119,964
FNMA	AA+	5.00	04/01/34	416,420	463,270
FNMA	AA+	5.00	04/01/35	359,448	399,441
FNMA	AA+	5.00	06/01/35	254,975	281,849
FNMA	AA+	5.00	09/01/35	284,042	313,284
FNMA	AA+	5.00	09/01/35	637,735	703,389
FNMA	AA+	5.00	11/25/35	1,504,526	1,606,691
FNMA	AA+	5.00	08/01/37	1,775,273	1,961,570
FNMA	AA+	5.00	05/01/39	1,186,797	1,313,879
FNMA	AA+	5.00	09/25/40	1,553,832	1,658,371
FNMA	AA+	5.50	04/01/17	21,130	22,360
FNMA	AA+	5.50	05/01/17	24,170	25,569
FNMA	AA+	5.50	01/01/24	278,749	311,126
FNMA	AA+	5.50	03/01/24	581,220	648,887
FNMA	AA+	5.50	09/01/25	249,169	278,978
FNMA	AA+	5.50	11/01/26	178,472	199,615
FNMA	AA+	5.50	01/01/27	107,043	119,770
FNMA	AA+	5.50	03/01/33	407,012	456,638
FNMA	AA+	5.50	09/01/33	420,704	474,372
FNMA	AA+	5.50	10/01/33	795,223	900,474
FNMA	AA+	5.50	03/01/34	137,897	154,811
FNMA	AA+	5.50	03/01/34	423,093	479,139
FNMA	AA+	5.50	07/01/34	332,263	373,014
FNMA	AA+	5.50	09/01/34	380,862	427,574
FNMA	AA+	5.50	09/01/34	186,099	208,869
FNMA	AA+	5.50	09/01/34	103,518	116,779
FNMA	AA+	5.50	10/01/34	705,109	792,036
FNMA	AA+	5.50	02/01/35	247,468	277,839
FNMA	AA+	5.50	02/01/35	414,251	468,809
FNMA	AA+	5.50	04/01/35	374,973	421,036
FNMA	AA+	5.50	08/01/35	839,300	934,198
FNMA	AA+	5.50	02/25/37	213,090	230,346
FNMA	AA+	5.50	05/01/38	1,005,286	1,130,720
FNMA	AA+	5.50	11/01/38	213,009	230,512
FNMA	AA+	5.50	06/01/48	278,747	301,372
FNMA	AA+	6.00	03/01/17	33,674	35,138
FNMA	AA+	6.00	05/01/23	348,834	395,577
FNMA	AA+	6.00	01/01/25	226,660	255,905
FNMA	AA+	6.00	03/01/28	303,057	344,151
FNMA	AA+	6.00	04/01/32	88,528	100,025
FNMA	AA+	6.00	04/01/32	70,663	80,293
FNMA	AA+	6.00	05/01/32	323,119	369,468
FNMA	AA+	6.00	04/01/33	791,261	911,403
FNMA	AA+	6.00	11/01/34	70,268	79,364
FNMA	AA+	6.00	03/01/36	83,887	94,256
FNMA	AA+	6.00	12/01/36	309,225	354,066
FNMA	AA+	6.00	01/01/37	355,834	407,658
FNMA	AA+	6.00	03/01/37	266,736	291,814

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

FNMA	AA+	6.00	04/01/37	152,455	166,829
FNMA	AA+	6.00	05/01/37	88,183	96,498
FNMA	AA+	6.00	06/01/37	164,098	179,480
FNMA	AA+	6.00	07/01/37	159,871	180,499
FNMA	AA+	6.00	08/01/37	221,051	249,983
FNMA	AA+	6.00	12/01/37	100,428	113,386
FNMA	AA+	6.00	10/25/44	633,280	732,414
FNMA	AA+	6.00	02/25/47	1,496,673	1,686,788
FNMA	AA+	6.00	12/25/49	880,038	984,841
FNMA	AA+	6.50	09/01/16	7,185	7,392
FNMA	AA+	6.50	03/01/17	93,564	97,154
FNMA	AA+	6.50	05/01/17	7,885	7,993
FNMA	AA+	6.50	05/01/32	104,566	118,362
FNMA	AA+	6.50	05/01/32	210,547	238,327
FNMA	AA+	6.50	09/01/36	88,519	97,438
FNMA	AA+	6.50	05/01/37	336,341	394,015
FNMA	AA+	6.50	07/01/37	47,977	54,307
FNMA	AA+	6.50	09/01/37	118,387	140,721
FNMA	AA+	6.50	05/01/38	205,601	244,585
FNMA	AA+	7.00	09/01/31	65,255	73,969
FNMA	AA+	7.00	01/25/44	538,140	611,688
FNMA	AA+	7.50	06/01/32	115,323	136,487
FNMA	AA+	8.00	04/01/32	21,605	23,494
FNMA Strip	AA+	3.00	08/25/42	2,222,163	2,185,097
GNMA (4)	AA+	2.68	10/16/47	2,000,000	1,921,920
GNMA (4)	AA+	3.00	07/16/36	2,000,000	1,972,500
GNMA (4)	AA+	3.50	11/20/32	2,581,319	2,671,443
GNMA (4)	AA+	3.50	09/20/33	926,023	958,949
GNMA (4)	AA+	3.50	01/20/37	370,973	379,426
GNMA (4)	AA+	3.50	07/15/42	1,835,433	1,904,001
GNMA (4)	AA+	3.50	11/15/42	1,615,990	1,676,473
GNMA (4)	AA+	3.70	05/15/42	1,228,803	1,272,194
GNMA (4)	AA+	4.00	04/15/24	467,765	501,235
GNMA (4)	AA+	4.00	01/20/41	2,693,051	2,859,866
GNMA (4)	AA+	4.00	08/15/41	1,882,670	2,012,554
GNMA (4)	AA+	4.00	11/15/41	1,229,776	1,319,150
GNMA (4)	AA+	4.00	12/15/41	1,987,494	2,112,225
GNMA (4)	AA+	4.00	01/15/42	703,477	747,625
GNMA (4)	AA+	4.00	03/20/42	1,275,881	1,354,385
GNMA (4)	AA+	4.00	08/20/42	1,713,225	1,818,639
GNMA (4)	AA+	4.25	06/20/36	1,066,882	1,138,277
GNMA (4)	AA+	4.25	04/20/41	1,134,474	1,204,935
GNMA (4)	AA+	4.29	04/15/41	958,315	1,021,236
GNMA (4)	AA+	4.50	06/20/30	169,831	187,729
GNMA (4)	AA+	4.50	09/15/30	876,766	961,499
GNMA (4)	AA+	4.50	06/20/34	814,537	891,619
GNMA (4)	AA+	4.50	09/15/40	1,834,061	1,996,294
GNMA (4)	AA+	4.50	10/15/40	2,190,889	2,408,794
GNMA (4)	AA+	4.50	10/15/40	779,163	846,587
GNMA (4)	AA+	5.00	04/15/39	1,523,855	1,695,008
GNMA (4)	AA+	5.00	06/20/39	2,274,068	2,459,043
GNMA (4)	AA+	5.00	11/15/39	968,898	1,071,144
GNMA (4)	AA+	5.00	05/15/40	420,408	467,205
GNMA (4)	AA+	5.00	06/20/40	872,089	963,510
GNMA (4)	AA+	5.00	06/20/40	823,769	908,093
GNMA (4)	AA+	5.50	01/15/36	194,735	217,524
GNMA (4)	AA+	6.50	04/15/31	15,456	17,600
GNMA (4)	AA+	6.50	12/15/31	58,552	66,380
GNMA (4)	AA+	6.50	05/15/32	31,365	35,562
GNMA (4)	AA+	7.00	05/15/32	9,933	11,258
GNMA TBA (4)	AA+	4.50	02/20/20	1,244,613	1,293,400
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	1,427,348	1,585,693

					247,452,523

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

NON-MORTGAGE-BACKED OBLIGATIONS (3.6%)
FHLMC	AA+	0.00	11/29/19	10,872,000	9,529,036
FNMA	AA+	0.00	10/09/19	25,707,000	22,800,408

					32,329,444

CORPORATE DEBT (57.6%)
CONSUMER DISCRETIONARY (8.4%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,050,855
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,380,403
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	713,110
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,179,973
Brinker International, Inc.	BBB-	3.88	05/15/23	4,000,000	3,927,164
Dollar General Corp.	BBB-	3.25	04/15/23	4,000,000	3,573,176
Ethan Allen Global, Inc.	BB-	5.38	10/01/15	2,000,000	2,030,000
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,504,008
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,151,700
Home Depot, Inc.	A	5.40	03/01/16	2,000,000	2,132,840
Hyatt Hotels Corp.	BBB	3.88	08/15/16	2,800,000	2,934,224
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	224,516
Kohl’s Corp.	BBB+	3.25	02/01/23	880,000	851,947
Kohl’s Corp.	BBB+	4.00	11/01/21	2,620,000	2,723,561
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	2,025,084
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,023,975
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,078,387
Mattel, Inc.	BBB+	4.35	10/01/20	1,000,000	1,067,264
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,216,252
NVR, Inc.	BBB	3.95	09/15/22	4,000,000	4,045,728
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,250,000	3,322,121
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	1,014,713
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,222,642
Staples, Inc.	BBB-	4.38	01/12/23	3,700,000	3,678,777
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,247,652
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,095,881
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	2,181,972
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	3,941,276
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	4,000,000	4,070,000

					76,609,201

CONSUMER STAPLES (3.0%)
Avon Products, Inc.	BBB-	4.20	07/15/18	900,000	918,695
Avon Products, Inc.	BBB-	4.60	03/15/20	2,100,000	2,144,951
Beam, Inc.	BBB	5.38	01/15/16	344,000	362,926
ConAgra Foods, Inc.	BBB-	4.95	08/15/20	1,500,000	1,643,451
CVS Health Corp.	BBB+	6.13	08/15/16	2,000,000	2,189,942
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	4,000,000	4,124,336
Flowers Foods, Inc.	BBB-	4.38	04/01/22	3,500,000	3,704,295
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,454,597
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,025,846
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	3,000,000	3,014,292
Safeway, Inc.	BBB	3.95	08/15/20	4,000,000	4,014,052

					27,597,383

ENERGY (5.2%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,209,361
Diamond Offshore Drilling, Inc.	A	4.88	07/01/15	2,000,000	2,066,780
Energen Corp.	BB	4.63	09/01/21	4,000,000	3,920,892
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,370,612
FMC Technologies, Inc.	BBB	2.00	10/01/17	4,500,000	4,534,713
Kinder Morgan, Inc.	BB	5.15	03/01/15	2,000,000	2,027,500
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,000,000	3,341,859
Murphy Oil Corp.	BBB	2.50	12/01/17	1,250,000	1,269,660
Murphy Oil Corp.	BBB	3.70	12/01/22	2,751,000	2,683,086
National Oilwell Varco, Inc.	A	6.13	08/15/15	2,000,000	2,001,708
Noble Corp.	BBB+	7.50	03/15/19	2,000,000	2,306,672

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Rowan Companies PLC	BBB-	4.88	06/01/22	4,000,000	4,155,472
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	2,775,000	3,066,375
SESI LLC	BBB-	7.13	12/15/21	3,900,000	4,309,500
Sunoco, Inc.	BBB-	5.75	01/15/17	2,000,000	2,177,412
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	1,500,000	1,588,242

					47,029,844

FINANCIALS (14.6%)
Aflac, Inc.	A	4.00	02/15/22	3,000,000	3,181,029
Alleghany Corp.	BBB	4.95	06/27/22	1,000,000	1,082,802
Alleghany Corp.	BBB	5.63	09/15/20	3,000,000	3,361,353
American Tower Corp.	BBB-	4.50	01/15/18	4,000,000	4,270,076
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	4,000,000	4,051,004
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,138,576
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,402,762
Block Financial LLC	BBB	5.13	10/30/14	1,750,000	1,755,289
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,422,535
Boston Properties LP	A-	3.70	11/15/18	1,000,000	1,058,335
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,065,292
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,347,776
CNA Financial Corp.	BBB	6.50	08/15/16	2,000,000	2,196,510
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,660,790
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,609,749
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,996,172
Genworth Hldgs., Inc.	BBB-	7.20	02/15/21	1,750,000	2,061,064
Genworth Hldgs., Inc.	BBB-	7.63	09/24/21	1,300,000	1,577,198
Government Pptys. Income Trust	BBB-	3.75	08/15/19	4,000,000	4,027,564
Harley-Davidson Financial Svcs.†	A-	3.88	03/15/16	2,678,000	2,791,320
Hartford Financial Svcs.	BBB	5.50	03/30/20	1,000,000	1,129,064
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,380,636
Health Care REIT, Inc.	BBB	3.63	03/15/16	750,000	778,262
Health Care REIT, Inc.	BBB	3.75	03/15/23	750,000	740,478
Health Care REIT, Inc.	BBB	6.13	04/15/20	2,500,000	2,891,350
Healthcare Realty Trust	BBB-	3.75	04/15/23	4,000,000	3,892,188
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,789,321
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	4,000,000	4,085,996
JPMorgan Chase Bank NA	A	6.00	10/01/17	2,000,000	2,236,116
Kemper Corp.	BBB-	6.00	11/30/15	2,500,000	2,631,773
Kemper Corp.	BBB-	6.00	05/15/17	1,091,000	1,194,840
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,104,633
Markel Corp.	BBB	5.35	06/01/21	1,200,000	1,341,576
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,303,654
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,217,884
Nasdaq OMX Group, Inc.	BBB	5.55	01/15/20	2,500,000	2,757,688
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	1,000,000	966,834
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	3,000,000	3,059,325
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,416,325
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	3,000,000	3,125,652
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,003,084
Protective Life Secured Trust	AA-	239.60	12/10/14	124,000	123,993
Protective Life Secured Trust	AA-	239.75	10/10/14	53,000	52,995
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,086,279
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,300,945
Reckson Operating Partnership	BBB-	6.00	03/31/16	3,200,000	3,407,254
Reinsurance Grp. of America, Inc.	A-	4.70	09/15/23	1,000,000	1,065,565
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,291,741
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	3,086,604
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,675,580
Ventas Realty LP/Capital Corp.	BBB+	3.25	08/15/22	500,000	486,228
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	3,000,000	3,266,181
Vornado Realty LP	BBB	2.50	06/30/19	1,000,000	997,229
Vornado Realty LP	BBB	4.25	04/01/15	3,000,000	3,027,465
Wells Fargo & Co.	A	3.45	02/13/23	4,000,000	3,930,560
Zions Bancorporation	BBB-	4.50	03/27/17	1,000,000	1,058,404

					132,960,898

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

HEALTH CARE (6.1%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,350,524
Allergan, Inc.	A+	5.75	04/01/16	2,000,000	2,133,526
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,768,785
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,256,612
Biogen Idec, Inc.	A-	6.88	03/01/18	2,500,000	2,901,353
CIGNA Corp.	A	2.75	11/15/16	1,000,000	1,033,617
CIGNA Corp.	A	5.38	03/15/17	2,000,000	2,184,676
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	4,500,000	4,573,598
Hospira, Inc.	BBB-	6.05	03/30/17	4,000,000	4,368,972
Humana, Inc.	BBB+	7.20	06/15/18	2,000,000	2,358,234
Laboratory Corp. of America	BBB+	3.75	08/23/22	2,000,000	2,022,850
Laboratory Corp. of America	BBB+	4.63	11/15/20	1,000,000	1,066,175
Laboratory Corp. of America	BBB+	5.63	12/15/15	1,000,000	1,056,889
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,197,565
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,200,000	2,202,713
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,308,372
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,319,264
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	1,000,000	1,029,842
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	3,000,000	3,268,323
WellPoint, Inc.	A-	4.35	08/15/20	2,000,000	2,158,584

					55,560,474

INDUSTRIALS (4.8%)
Crane Co.	BBB	2.75	12/15/18	4,000,000	4,071,348
CSX Corp.	BBB+	6.25	04/01/15	670,000	689,101
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	3,000,000	3,101,778
Dun & Bradstreet Corp.	BBB-	4.38	12/01/22	1,000,000	1,020,257
Equifax, Inc.	BBB+	3.30	12/15/22	4,000,000	3,935,472
Flowserve Corp.	BBB-	3.50	09/15/22	4,000,000	3,982,692
Harsco Corp.	BB+	5.75	05/15/18	4,000,000	4,290,000
Kennametal, Inc.	BBB	2.65	11/01/19	4,000,000	4,005,244
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,239,292
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,104,481
Pentair PLC	BBB	5.00	05/15/21	3,000,000	3,300,525
Pitney Bowes, Inc.	BBB	5.25	01/15/37	3,000,000	3,231,198
Textron, Inc.	BBB-	4.63	09/21/16	2,900,000	3,086,566
URS Corp.	BBB-	5.00	04/01/22	4,000,000	4,054,092
Valmont Industries, Inc.	BBB+	6.63	04/20/20	750,000	883,585

					43,995,631

INFORMATION TECHNOLOGY (5.5%)
Adobe Systems, Inc.	A-	4.75	02/01/20	4,000,000	4,396,336
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,136,221
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,304,425
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	285,189
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,225,403
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,089,658
Fiserv, Inc.	BBB	4.63	10/01/20	2,800,000	3,023,546
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,101,776
Ingram Micro, Inc.	BBB-	5.00	08/10/22	1,000,000	1,043,175
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,267,051
Lender Processing Svcs., Inc.	BBB-	5.75	04/15/23	4,000,000	4,180,000
Lexmark International, Inc.	BBB-	6.65	06/01/18	4,000,000	4,490,160
Motorola Solutions, Inc.	BBB	3.75	05/15/22	4,000,000	3,966,440
Symantec Corp.	BBB	4.20	09/15/20	4,000,000	4,138,748
Tech Data Corp.	BBB-	3.75	09/21/17	4,000,000	4,142,804

Total System Services, Inc.	BBB+	3.75	06/01/23	4,000,000	3,917,888
Western Union Co.	BBB	5.93	10/01/16	4,000,000	4,361,432

					50,070,252

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

MATERIALS (6.3%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,045,760
Albemarle Corp.	BBB+	4.50	12/15/20	2,000,000	2,145,314
Alcoa, Inc.	BBB-	6.75	07/15/18	4,000,000	4,524,904
Carpenter Technology Corp.	BBB	4.45	03/01/23	3,600,000	3,694,774
Domtar Corp.	BBB-	4.40	04/01/22	4,000,000	4,072,760
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,675,063
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	4,000,000	3,908,580
Geon Co.	BBB-	7.50	12/15/15	3,750,000	4,031,250
Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	3,989,372
Kinross Gold Corp.	BBB-	5.13	09/01/21	4,000,000	4,071,640
Methanex Corp.	BBB-	3.25	12/15/19	3,400,000	3,451,755
Methanex Corp.	BBB-	5.25	03/01/22	600,000	659,463
Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	3,708,824
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,039,176
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,115,292
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	3,854,120
Teck Resources Ltd.	BBB	3.75	02/01/23	1,000,000	941,179
Teck Resources Ltd.	BBB	4.75	01/15/22	3,000,000	3,083,886
Vulcan Materials Co.	BB+	5.93	06/15/18	2,000,000	2,220,000

					57,233,112

TELECOMMUNICATION SERVICES (0.9%)
AT&T, Inc.	A-	3.00	02/15/22	4,000,000	3,961,312
CenturyLink, Inc.	BB	5.00	02/15/15	2,000,000	2,015,000
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,163,708

					8,140,020

UTILITIES (2.8%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	544,501
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,321,477
Duke Energy Progress, Inc.	A	5.25	12/15/15	2,000,000	2,109,890
Entergy Corp.	BBB-	4.70	01/15/17	1,500,000	1,604,291
Entergy Corp.	BBB-	5.13	09/15/20	2,500,000	2,746,585
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,030,573
Illinois Power Generating Co.	CCC+	6.30	04/01/20	2,500,000	2,331,250
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,214,395
PPL Energy Supply LLC	BB	4.60	12/15/21	2,000,000	1,894,268
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	4,126,808
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,912,077

					25,836,115

SOVEREIGN DEBT (0.4%)
Sri Lanka AID	NR	6.59	09/15/28	3,283,889	3,976,734

TOTAL LONG-TERM DEBT SECURITIES (Cost: $882,443,755) 99.4%					905,253,295

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.4%)
Abbott Laboratories†	A-1+	0.10	10/24/14	1,400,000	1,399,911
New Jersey Natural Gas	A-1	0.10	10/23/14	700,000	699,957
Sysco Corp.†	A-1	0.06	10/01/14	5,300,000	5,300,000
Toyota Motor Credit Corp.	A-1+	0.13	11/12/14	5,000,000	4,999,242

					12,399,110

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,399,110) 1.4%					12,399,110

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,121,900) 0.1%					1,121,900

TOTAL INVESTMENTS (Cost: $895,964,765) 100.9%					918,774,305

OTHER NET ASSETS -0.9%					(8,864,116)

NET ASSETS 100.0%					$909,910,189

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$22,373,359	1.4%
ALL AMERICA FUND	$3,973,538	1.3%
SMALL CAP VALUE FUND	$13,999,058	3.9%
SMALL CAP GROWTH FUND	$10,499,900	2.8%
MID CAP VALUE FUND	$2,199,810	2.5%
MID-CAP EQUITY INDEX FUND	$20,499,703	2.2%
INTERNATIONAL FUND	$499,933	0.2%
COMPOSITE FUND	$3,662,238	1.9%
MONEY MARKET FUND	$45,521,286	58.0%
MID-TERM BOND FUND	$9,582,837	2.3%
BOND FUND	$17,642,957	1.9%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2014, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	475	E-mini S&P 500 Stock Index	P	December 2014	$46,680,625	($315,212)	2.8%
ALL AMERICA FUND	47	E-mini S&P 500 Stock Index	P	December 2014	$4,618,925	($26,862)	1.5%
MID-CAP EQUITY INDEX FUND	309	E-mini S&P MidCap 400 Stock Index	P	December 2014	$42,190,860	($1,541,073)	4.5%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2014 was 0.15%.
(3)	Percentage is less than 0.05%.
(4)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2014, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of September 30, 2014. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2014:

	Level 1 – Quoted	Level 2 – Significant	Level 3 – Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,594,468,644	-	-	$1,594,468,644
Short-Term Debt Securities	-	$43,371,579	-	$43,371,579
Temporary Cash Investments	-	$750,000	-	$750,000

	$1,594,468,644	$44,121,579	-	$1,638,590,223

All America Fund
Common Stock - Indexed	$179,216,441	-	-	$179,216,441
Common Stock - Active	$124,669,735	-	-	$124,669,735
Convertible Preferred Stock - Active	$68,662	-	-	$68,662
Short-Term Debt Securities - Indexed	-	$3,953,460	-	$3,953,460
Short-Term Debt Securities - Active	-	$3,219,785	-	$3,219,785
Temporary Cash Investments	-	$1,423,400	-	$1,423,400

	$303,954,838	$8,596,645	-	$312,551,483

Small Cap Value Fund
Common Stock	$339,831,217	-	-	$339,831,217
Convertible Preferred Stock	$525,458	-	-	$525,458
Short-Term Debt Securities	-	$17,198,990	-	$17,198,990

	$340,356,675	$17,198,990	-	$357,555,665

Small Cap Growth Fund
Common Stock	$352,917,113	-	-	$352,917,113
Short-Term Debt Securities	-	$14,499,833	-	$14,499,833

	$352,917,113	$14,499,833	-	$367,416,946

Mid Cap Value Fund
Common Stock	$81,671,054	-	-	$81,671,054
Short-Term Debt Securities	-	$5,869,791	-	$5,869,791

	$81,671,054	$5,869,791	-	$87,540,845

Mid-Cap Equity Index Fund
Common Stock	$887,404,823	-	-	$887,404,823
Short-Term Debt Securities	-	$43,419,278	-	$43,419,278
Temporary Cash Investments	-	$412,100	-	$412,100

	$887,404,823	$43,831,378	-	$931,236,201

International Fund
Common Stock	$255,208,590	-	-	$255,208,590
Short-Term Debt Securities	-	$3,999,304	-	$3,999,304

	$255,208,590	$3,999,304	-	$259,207,894

Composite Fund
Common Stock	$110,698,910	-	-	$110,698,910
U.S. Government Debt	-	$14,692,884	-	$14,692,884
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$23,827,809	-	$23,827,809
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$438,238	-	$438,238
Long-Term Corporate Debt	-	$33,839,853	-	$33,839,853
Short-Term Debt Securities	-	$3,331,723	-	$3,331,723
Temporary Cash Investments	-	$1,121,100	-	$1,121,100

	$110,698,910	$77,251,607	-	$187,950,517

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2014 (Unaudited)

Retirement Income Fund
Common Stock	$46,280,032	-	-	$46,280,032

2010 Retirement Fund
Common Stock	$25,275,461	-	-	$25,275,461

2015 Retirement Fund
Common Stock	$145,810,042	-	-	$145,810,042

2020 Retirement Fund
Common Stock	$288,687,955	-	-	$288,687,955

2025 Retirement Fund
Common Stock	$297,703,194	-	-	$297,703,194

2030 Retirement Fund
Common Stock	$248,251,626	-	-	$248,251,626

2035 Retirement Fund
Common Stock	$204,948,228	-	-	$204,948,228

2040 Retirement Fund
Common Stock	$168,821,295	-	-	$168,821,295

2045 Retirement Fund
Common Stock	$213,301,967	-	-	$213,301,967

2050 Retirement Fund
Common Stock	$38,060,739	-	-	$38,060,739

Conservative Allocation Fund
Common Stock	$109,517,848	-	-	$109,517,848

Moderate Allocation Fund
Common Stock	$302,529,850	-	-	$302,529,850

Aggressive Allocation Fund
Common Stock	$246,123,551	-	-	$246,123,551

Money Market Fund
U.S. Government Debt	-	$3,199,968	-	$3,199,968
U.S. Government Agency Short-Term Debt	-	$4,087,801	-	$4,087,801
Commercial Paper	-	$69,798,742	-	$69,798,742
Temporary Cash Investments	-	$1,380,900	-	$1,380,900

	-	$78,467,411	-	$78,467,411

Mid-Term Bond Fund
U.S. Government Debt	-	$93,868,575	-	$93,868,575
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$6,500	-	$6,500
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$45,077,089	-	$45,077,089
Long-Term Corporate Debt	-	$277,630,882	-	$277,630,882
Commercial Paper	-	$2,499,950	-	$2,499,950
Temporary Cash Investments	-	$267,600	-	$267,600

	-	$419,350,596	-	$419,350,596

Bond Fund
U.S. Government Debt	-	$96,461,664	-	$96,461,664
U.S. Government Agency Residential
Mortgage-Backed Obligations	-	$247,452,523	-	$247,452,523

U.S. Government Agency Non-Mortgage-Backed Obligations	-	$32,329,444	-	$32,329,444
Long-Term Corporate Debt	-	$525,032,930	-	$525,032,930
Sovereign Debt	-	$3,976,734	-	$3,976,734
Short-Term Debt Securities	-	$12,399,110	-	$12,399,110
Temporary Cash Investments	-	$1,121,900	-	$1,121,900

	-	$918,774,305	-	$918,774,305

Other Financial Instruments:*
Equity Index Fund	($315,212)	—	—	($315,212)
All America Fund	($26,862)	—	—	($26,862)
Mid-Cap Equity Index Fund	($1,541,073)	—	—	($1,541,073)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the nine month period ended September 30, 2014, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2014 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth Fund	Value Fund
Unrealized Appreciation	$626,199,089	$90,786,572	$75,721,383	$67,926,471	$15,536,997
Unrealized Depreciation	(19,421,429)	(10,768,226)	(17,378,579)	(15,503,880)	(2,507,445)

Net	$606,777,660	$80,018,346	$58,342,804	$52,422,591	$13,029,552

Cost of Investments	$1,031,812,563	$232,533,137	$299,212,861	$314,994,355	$74,511,293

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$258,637,576	$16,593,107	$43,243,289	$2,348,605	$2,206,227
Unrealized Depreciation	(24,566,093)	(2,873,431)	(1,907,518)	(1,751,823)	(759,580)

Net	$234,071,483	$13,719,676	$41,335,771	$596,782	$1,446,647

Cost of Investments	$697,164,718	$245,488,218	$146,614,746	$45,683,250	$23,828,814

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$15,734,308	$32,850,220	$41,722,473	$38,707,026	$33,049,732
Unrealized Depreciation	(3,965,774)	(5,605,743)	(3,406,528)	(1,025,409)	(964,996)

Net	$11,768,534	$27,244,477	$38,315,945	$37,681,617	$32,084,736

Cost of Investments	$134,041,508	$261,443,478	$259,387,249	$210,570,009	$172,863,492

	2040	2045	2050	Conservative	Moderate
	Retirement	Retirement	Retirement	Allocation	Fund
	Fund	Fund	Fund	Fund	Allocation
Unrealized Appreciation	$28,964,803	$36,770,445	$946,658	$8,226,491	$51,708,320
Unrealized Depreciation	(639,436)	(892,693)	(752,575)	(4,591,899)	(14,357,557)

Net	$28,325,367	$35,877,752	$194,083	$3,634,592	$37,350,763

Cost of Investments	$140,495,928	$177,424,215	$37,866,656	$105,883,256	$265,179,087

	Aggressive	Money
	Allocation	Market	Mid-Term	Bond
	Fund	Fund	Bond Fund	Fund
Unrealized Appreciation	$56,436,202	$-	$9,795,638	$29,047,105
Unrealized Depreciation	(10,522,918)	(726)	(1,585,244)	(6,237,565)

Net	$45,913,284	$(726)	$8,210,394	$22,809,540

Cost of Investments	$200,210,267	$78,468,137	$411,140,202	$895,964,765

Differences in basis between amounts reflected in the Schedules of Investments and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

    (a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

    (b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 19, 2014

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	November 19, 2014